Exhibit 99.17

Client Loan Number	Exception ID	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Status	Moodys Final Exception Grade	Fitch Final Exception Grade	SP Final Exception Grade	Kroll Final Exception Grade	DBRS Final Exception Grade	Category	Finding Name	Initial Comment	Client/Seller Reponse Comments	Conclusion Comment	Compensating Factors Merged
300813237	f35036b0-b283-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing final application (1003)	The executed application in file is dated XX/XX/XXXX which is > 120 days from the Note date.	07/18/2018: Final 1003	07/18/2018: Audit reviewed executed Final 1003, and has determined that documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.79% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780 Years on Job Borrower has 12 years on the job.

300813237	795353e9-f783-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 4506-T	The lender's guidelines require an executed 4506-T at application and closing. Executed 4506-T at application not provided for both borrowers.	07/18/2018: 4506T
07/20/2018:  Received 4506-T for both borrower signed at application.  Condition cleared.07/18/2018: Audit reviewed executed 4506T at closing, however MISSING the INITIAL 1003 at application, as required by guidelines. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.79% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780 Years on Job Borrower has 12 years on the job.

300813237	48d1eb19-88dd-4c34-a18c-e4ba391ce5d3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender.		Finding deemed non-material, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.79% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780 Years on Job Borrower has 12 years on the job.

300813237	9f5b2713-b383-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		07/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.79% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780 Years on Job Borrower has 12 years on the job.

300806244	5dab3f5a-e973-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall	Missing the insurance estimator to verify sufficient coverage.	07/11/2018: RCE06/27/2018: Replacement Cost up to the Dwelling Coverage Limits
07/11/2018: Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.06/29/2018: Audit reviewed, Total Estimated Cost New on the Appraisal is not sufficient. Evidence of Guaranteed Replacement Cost or Cost Estimator from insurer required. Condition remains.06/27/2018: Audit reviewed the Lender Rebuttal, and has determined that although the declarations page reflects "replacement cost up to the Dwelling Covg Limits", the replacement cost coverage would only cover up to 100% of the coverage amount and would not deplete that amount for depreciation. Provide evidence of "GUARANTEED Replacement Costs" or a "Cost Estimator" to verify the insurable amount. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.64%

300861085	30b12ce6-4394-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Flood Certificate	A Flood Certificate was not provided in the file.		08/03/2018: Received acceptable Flood Certificate. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 60.60 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 47 months payment history with no late payments reported

300861085	559ddb19-f594-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Verbal Verification of Employment
Verification of the Co-borrower 3’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.

08/08/2018:  Received CPA letter verifying Schedule EII business and verifying no longer has Schedule C business.  Condition cleared.08/03/2018:  Audit reviewed document provided.  This is acceptable for borrower #4 (XXXXXX).  Missing verification of Schedule C and Schedule EII businesses for borrower #2 IXXXXX).  Condition remains.08/03/2018:  Audit reviewed document provided.  This is acceptable for borrower #4 (XXXXXX).  Missing verification of Schedule C and Schedule EII businesses for borrower #2 (XXXXX).  Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 60.60 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 47 months payment history with no late payments reported

300861085	975bad90-4894-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing hazard insurance declaration	Missing a copy of the hazard insurance policy with confirmation of sufficient coverage.		08/03/2018: Received acceptable hazard insurance and cost estimator. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 60.60 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 47 months payment history with no late payments reported

300861085	7758fdf5-8c29-438e-87b8-237f3803bac7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The State Tax/Stamps listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 60.60 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 47 months payment history with no late payments reported

300795306	4097ec9a-4c9b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	Missing Lender Loan Approval and income calculation worksheets. The approval and underwriter documents were not located in the file.	08/13/2018: income worksheet approval	08/13/2018: Audit reviewed 1008, Underwriting Terms & Conditions, as well as Income worksheets, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 416.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 34.72% FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 764

300801579	358bc68d-c25f-440e-b99b-32847079c1cf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300801579	df4619fb-157a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Final CD is missing the payee for the Flood Cert fee in section B.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300801579	fb28e2c4-137a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing.		06/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300806494	14d3749f-3885-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report was not provided in file.
07/23/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.07/19/2018: A CDA Report is required reflecting Investors name. The CDA Report provided reflects lender name. Condition remains.07/19/2018: A CDA Report is required reflecting Investors name. The CDA Report provided reflects lender name. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.69% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 19.70 months reserves

300866889	fc7a0b72-d474-4734-9be9-be5308516236	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Collateral Desktop Analysis Fee in section B of the final Closing Disclosure is missing the name of the actual service provider. Provide re-disclosed CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300866889	8ea7a67d-89a4-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		08/21/18: CDA reflecting a value of $XXX,XXX.XX which is a -X.X% variance. APN, Legal Description and address match. Condition Cleared.
300824267	38617cd0-28ea-4950-ab06-de72525560bd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $X,XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
07/20/2018: Received itemization of fees and recalculated finance charge and amount financed. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.82% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 38.90 months reserves

300824267	a7c9fbe9-ac18-4e26-926d-5f557cf8f241	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $X,XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
07/20/2018: Received itemization of fees and recalculated finance charge and amount financed. Condition cleared. Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.82% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 38.90 months reserves

300818966	2edee951-a578-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Assets are not sourced/seasoned
The statement for account #XXXX on final application reflects a deposit of $XX,XXX.XX on XX/XX/XXXX. There is no evidence in the file documenting the source of the deposit. These funds are required to meet reserve requirement.
06/29/2018: hi, please see attached. thank you,
06/29/2018: Audit reviewed the source for large deposit, and has determined that sufficient evidence was provided to verify funds were derived from an account closure. Documentation submitted is deemed acceptable. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 31.27% Years on Job Borrower has 6.6 years on job. Years in Primary Residence Borrower has resided in departure residence for 7 years.

300818966	745f7b4f-a278-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
The Co-Borrower's bonus income must be broken out and averaged over XXX years. The loan file contains bonus income detail only for the last X months. Provide detailed bonus income to fulfill guidelines and QM requirements. Creditor must be able to establish a "trend" for any bonus used to qualify and documentation in writing must provide "sound rationalization" for including income to qualify.
06/29/2018: hi, please see attached. thank you,
06/29/2018: Audit re-analyzed Co-borrower bonus income, and has determined that bonus was calculated based on YTD plus X year average due to XXXX YTD bonus (from most recent pay stub) is substantially greater than XXXX/XXXX. WVOE within loan file documents YTD plus XXX previous years of bonus income. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 31.27% Years on Job Borrower has 6.6 years on job. Years in Primary Residence Borrower has resided in departure residence for 7 years.

300818966	7e68a8d2-ac78-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Cert in the file. The review fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 31.27% Years on Job Borrower has 6.6 years on job. Years in Primary Residence Borrower has resided in departure residence for 7 years.

300755451	1055dadd-2443-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet	Missing current XXXX Balance Sheet for Business A on Schedule E Part II of XXXX tax return. Per appendix Q, a Balance Sheet is required in order for the loan to be classified as a Qualified Mortgage.
4/25/2018:  hi, sorry, I attached the incorrect document. Please see bal sheet. Thank you04/24/2018: hi, please see attached. Thank you,04/23/2018: hi, please see attached. Thank you04/20/2018: Hi, please see attached. thank you,

04/25/2018:  Received XXXX Balance Sheet.  Condition cleared.04/24/2018: Audit reviewed same document sent previously, and has determined that a balance sheet consists of Assets, liabilities and owner’s equity. The document provided is the Profit and Loss Statement only. Condition remains. 04/23/2018: Audit reviewed Income Statement, and has determined that said document would not meet the requirement of a balance sheet. Said document is a Profit and Loss Report. Provide a XXXX Balance for XXXX Schedule E Pt II (A) business. Condition remains.   04/20/2018: Audit reviewed Income Statement, and has determined that said document would not meet the requirement of a balance sheet.  A Balance sheet is a statement of the assets, liabilities, and capital of a business or other organization at a particular point in time, detailing the balance of income and expenditure over the preceding period. Said document is a Profit and Loss Statement. Condition remains.

FICO is higher than guideline minimum UW guides minimum FICO of 720, loan qualified with FICO of 744 Disposable Income is higher than guideline minimum UW guides require $0 in disposable income, loan qualified with $X,XXX.XX in didsposable income Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 11 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80% Years in Field Borrower has 9 years in Field; co-borrower has 7 years in Field

300755451	38ccd657-2643-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).   The final CD reflects an HOA cert fee of $XXX which was not disclosed on any LE provided to the borrowers.  A $XXX refund due for cure.  Cure provided per lender credit on final CD.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW guides minimum FICO of 720, loan qualified with FICO of 744 Disposable Income is higher than guideline minimum UW guides require $0 in disposable income, loan qualified with $X,XXX.XX in didsposable income Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 11 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80% Years in Field Borrower has 9 years in Field; co-borrower has 7 years in Field

300801433	44e11934-b769-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with # months excess reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 703 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.69%

300801433	3ebfab93-b669-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file; CDA in file provided by the lender		06/08/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with # months excess reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 703 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.69%

300860792	929473c4-4688-4fa6-a5e2-020291906c04	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood certificate in the file. The Flood fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.10 months reserves Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income  FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 739

300789305	187abcb0-3f3a-4960-8439-a32579e6290d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A flood cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The flood cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 32.15% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with  75.30 months reserves

300862860	face84eb-1f4d-49fc-8b72-7f0b06c3d1d5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certificate fee was not reflected in section B of the Closing Disclosure despite evidence of a flood certificate in the file. The flood certificate fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
300862860	e791d14f-3ad1-4dea-bfd2-df9a9c16a34d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE reflects a lender credit in the amount of $XXXX. The lender credit decreased to $XXXX on the CD with no indication of a valid COC to account for the $XXXX decrease in the credit.  Provide re-disclosed CD and letter of explanation.

08/20/2018: hi, The condition is invalid. The Lender Credit of $X,XXX.XX is a Lender Specific Credit towards the closing cost. In addition to that the borrower is also receiving a credit of $X,XXX.XX $XXX.XX is a XXXX XXXX and $X,XXX.XX is an additional Non-Specific Lender Credit. All of this is disclosed on page 2 of the CD. Please let me know if you have any questions. Thank you,

08/20/2018: Audit concurs with the Lender Rebuttal, and has determined that a lender credit was given for $X,XXX on the CD "paid by others" column. Additional credit for cure and closing costs were given in Section J. Condition rescinded.

300862860	0236981b-84d4-4d2c-b364-b008c2378ab9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing E Consent Disclosure	Missing E Consent Disclosure.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300868564	e3a02b6e-45a2-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report	A credit report for the borrowers was not provided.	08/23/2018: hi, please see attached. thank you,	08/23/2018: Audit reviewed Credit Report, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 58.9 months reserves Years on Job Borrower 7 years same job Years in Field Borrower 25 years same field

300868564	0e65d606-45a2-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 58.9 months reserves Years on Job Borrower 7 years same job Years in Field Borrower 25 years same field

300868564	9b3e2076-7de6-4344-afa0-cc6d99fd41f3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for both borrowers. No Cure.		Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 58.9 months reserves Years on Job Borrower 7 years same job Years in Field Borrower 25 years same field

300750639	ebcd6cb5-2038-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Title	A Copy of Title for the subject property was not provided.	04/12/2018: Please see the attached Title Commitment.	04/12/2018: Audit reviewed the Title Commitment, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
Disposable Income is higher than guideline minimum Loan approval required $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum Loan approval required 0.05 months reserves, loan qualified with 16.40 months reserves No Mortgage Lates Credit report verifies 99 months payment history with no late payments reported

300750639	7f36016d-ab14-4ebd-a01a-70fb90c7e2e9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points
04/25/2018: please see attached
04/25/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

Disposable Income is higher than guideline minimum Loan approval required $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum Loan approval required 0.05 months reserves, loan qualified with 16.40 months reserves No Mortgage Lates Credit report verifies 99 months payment history with no late payments reported

300750639	e4efaf9b-2038-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing third party appraisal evaluation tool.		04/06/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
Disposable Income is higher than guideline minimum Loan approval required $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum Loan approval required 0.05 months reserves, loan qualified with 16.40 months reserves No Mortgage Lates Credit report verifies 99 months payment history with no late payments reported

300824385	6d8e4c97-5079-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing income documentation
The Borrower's income be documented with signed complete federal individual and business tax returns.  XXXX personal returns and XXXX business tax returns for Business A, B, C & D on Schedule E Part II of XXXX tax return were not provided.  XXXX & XXXX business tax returns for Business C on Schedule E Part II of XXXX tax return were not provided.  If XXXX tax filing was extended, provide XXXX tax filing extensions for personal and business tax returns.  Additional conditions may apply.

07/13/2018:  Application date is prior to XX/XX/XXXX.  XXXX tax returns or extension not required.  Business C loss was counted, however, no positive income, XXXX/XXXX returns not required.  Condition rescinded.

Years in Primary Residence Borrower has resided in subject for 18 years Years in Field Borrower has 15 years in Field   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.70 months reserves

300824385	2e86595a-5079-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															07/05/2018: please see attached fraud guard. please clear the condition.	07/05/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
Years in Primary Residence Borrower has resided in subject for 18 years Years in Field Borrower has 15 years in Field   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.70 months reserves

300824385	5657b5ec-5179-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns	Signed, dated individual tax returns, with all applicable tax schedules for the most recent two years were not provided.		07/13/2018: Received signed and dated XXXX/XXXX personal tax returns. Condition cleared.
Years in Primary Residence Borrower has resided in subject for 18 years Years in Field Borrower has 15 years in Field   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.70 months reserves

300824385	0f3381cb-5179-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.

07/13/2018:  Audit reviewed Lender’s rebuttal and original loan file.  Business A (XXXXXXXXXXXXX) started XX/XX/XXXX.  Business B (XXXXXXXXXXXXXXXX) started XX/XX/XXXX.  Business C (XXXXXXXXXXXXXXX) included loss, no income utilized. Business D (XXXXXXXXXXXXXXXXXXX) started XX/XX/XXXX.  Received signed/dated XXXX & XXXX business returns for Business A.  Received signed/dated XXXX business returns for Business B.  Received signed/dated XXXX business returns for Business D.  Since business B has been opened > 5 years, only 1 year is required per AUS.  Condition cleared.

Years in Primary Residence Borrower has resided in subject for 18 years Years in Field Borrower has 15 years in Field   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.70 months reserves

300824385	de377187-5179-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing W-2	Missing XXXX W-2 for Business A on Schedule E Part II of XXXX tax return was not provided.		07/13/2018: Audit reviewed Lender’s rebuttal and agrees. AUS does not require W-2s for self-employed borrowers. Condition rescinded.
Years in Primary Residence Borrower has resided in subject for 18 years Years in Field Borrower has 15 years in Field   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.70 months reserves

300824385	7f5a00be-4f79-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than XXX percentage points.
07/12/2018: See attached appraisal invoice with XXX amount of $XXX. please clear the condition
07/12/2018: Audit re-analyzed the "XXXXXXXXXXXXXXXXXXXXXXXXXXX Fee", and has determined that said fee is an excludable fee and NOT included in the finance charge calculations. Invoice submitted, loan is NOT under disclosed. Condition cleared.07/10/2018: Audit reviewed job aide provided and determined Discount Points are bona fide however Points and Fees are still failing by -$XXX.XX. Appraisal invoice in file is not broken down to reflect the XXX of $XXX. Please provide appraisal invoice which reflects what you are stating. Condition remains.

Years in Primary Residence Borrower has resided in subject for 18 years Years in Field Borrower has 15 years in Field   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.70 months reserves

300824385	78372972-4e79-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		07/06/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a X.XX% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
Years in Primary Residence Borrower has resided in subject for 18 years Years in Field Borrower has 15 years in Field   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.70 months reserves

300821364	565bb64c-727c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300781695	42135335-5767-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property with an effective date on or prior to the Note date was not provided.		Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW guides require 2 months reserves, loan qualified with 10.80 months reserves. Years on Job Borrower has 11 years on the job Years in Primary Residence Borrowers have 10 years in their primary residence

300781695	e7e3ee73-3367-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		06/06/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW guides require 2 months reserves, loan qualified with 10.80 months reserves. Years on Job Borrower has 11 years on the job Years in Primary Residence Borrowers have 10 years in their primary residence

300761346	8a1a0c69-c0df-434b-9252-aa3d31374d44	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Lender Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies
300761346	020c8c0a-704e-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report not provided in file.		5/09/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300820083	aa39d5b6-598d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report not provided in file.		07/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.68% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 809 Reserves are higher than guideline minimum UW Guides require 0 mos reserves, loan qualified with 1.10 months reserves

300771700	05641f3e-8158-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
The Borrower's and Co-Borrower's income must be documented with a pay stub within 30 days of the initial loan application.  The loan file contains pays tubs older than 30 days from initial loan application.  Copies of the Borrower's and Co-Borrower's more recent pays tubs are required in order for loan to be considered a Qualified Mortgage.

07/04/2018: Attached please find the co-borrower paystub dated XX/XX/XXXX  06/21/2018: Can you please clear this as there is a credit report that is attached dated XX/XX/XXXX so the borrower was inquiring about the loan prior to XX/XX/XXXX.

07/04/2018: Audit reviewed Paystubs for both borrowers, and has determined that said documents are deemed acceptable. AUS requires income to be supported by a paystub dated NO earlier than 30 days PRIOR to the INITIAL APPLICATION date. Consulted with Compliance, the pay stub check pay date meets AUS/FNMA requirements.  Condition cleared. 06/29/2018: Lender provided borrower paystub dated XX/XX/XXXX which is within 30 days of application date, however audit did not receive co-borrower's paystub dated XX/XX/XXXX. The Application was attached twice. Condition remains.06/21/2018: Audit reviewed the Lender Rebuttal, and has determined that FNMA requires the paystub must be dated no earlier than 30 days prior to the initial loan application date and it must include all year-to-date earnings. FNMA does not state that the credit report date can be used in lieu of the initial application date. Condition remains.
Years in Field Borrower has 12 years in same field Years in Field Co-borrower has 12 years in same field FICO is higher than guideline minimum 808 FICO
300771700	664974fd-8158-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report, Appraisal Report and Final Inspection Fee in section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO.  Provide corrected CD and LOE to the borrower.
																05/15/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years in Field Borrower has 12 years in same field Years in Field Co-borrower has 12 years in same field FICO is higher than guideline minimum 808 FICO
300771700	55132216-b3e3-4f17-83ac-6db2963904cc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a VOE Fee with no resulting CoC for any subsequent disclosures. The final CD reflects a VOE Fee of $XX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
05/25/2018: Agree - we will refund the money. See revised CD.
05/25/2018: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.
Years in Field Borrower has 12 years in same field Years in Field Co-borrower has 12 years in same field FICO is higher than guideline minimum 808 FICO
300771700	8605cd14-8158-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		05/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.	Years in Field Borrower has 12 years in same field Years in Field Co-borrower has 12 years in same field FICO is higher than guideline minimum 808 FICO
300769322	af69737d-e77a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(e)	B	B	B	Credit	Ineligible Property Type	Client Overlay Exception, Client to Review - Property is ineligible due to greater than XX acres.		07/02/2018: Audit acknowledges the client approved guideline exception for acres outside of guidelines. Loan will be rated a B.07/02/2018: Pending Client exception review
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 53 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 766 Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 13 months reserves

300769322	48ee9890-057b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Closing Disclosure document error	Missing Addendum reflecting $XX,XXX in debts to paid off.
07/05/2018: Audit re-analyzed the Addendum to Closing Disclosure, and has determined that said document submitted reflects same debt payoff amount as the Final CD. Condition cleared.  07/02/2018:  Audit reviewed document provided.  It is an addendum to the settlement statement.  Page 3 of the final CD states see addendum.  Please provide addendum as directed on page 3 of final CD.  Condition remains.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 53 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 766 Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 13 months reserves

300769322	dfa633fe-e77a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		07/05/2018: A review appraisal provided in lieu of CDA reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 53 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 766 Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 13 months reserves

300785368	1dcac244-3f89-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Ineligible Property Type	Property is ineligible due to greater than XX acres.
07/20/2018: Audit consulted with the Investor, and has been directed that the client overlay for acreage when zoning is residential does NOT apply to this specific loan program. Condition rescinded. 07/20/2018:  Pending Client exception review

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.50% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 715 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  41.40  months reserves

300785368	80176fc6-5b86-4e19-8b37-0d1c48976f5b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than XXX percentage points.

07/25/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared. Loan will be rated a B.  07/23/2018:  Received explanation letter, air bill, copy of check and revised closing disclosure.  However, unable to determine if remaining discount points are valid.  Please provide evidence of PAR rate.  Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.50% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 715 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  41.40  months reserves

300785368	7acb7e4c-4889-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report not provided in file.		07/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.50% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 715 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  41.40  months reserves

300786310	2038cb6e-d4ac-435e-8f9e-601c2d18ccb5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
06/08/2018: The seller paid $X,XXX of the discount points so the loan passes QM and no refund is needed - see revised CD.
06/08/2018: Audit review of revised CD reflects a Seller Credit applied to Discount Points, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided and is deemed acceptable. Loan will be rated a 'B'. HOWEVER, an additional finding set for Finance Charge.

300786310	5280e73e-8b56-4dd9-ba81-71ab30c1416a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	Finance Charge Under Disclosed by $XXX.XX. Financed Charge reflected on the Final CD is $XXX,XXX.XX versus $XXX,XXX.XX Actual, with a difference of -$XXX.XX.
06/12/2018: Audit re-analyzed the "Appraisal Management Company Fee", and has determined that said fee is an excludable fee and NOT included in the finance charge calculations. Loan is NOT under disclosed. Condition rescinded.

300786310	4d274a1a-7736-4822-8676-9be41835f172	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	Non-material finding, loan will be rated a B.		Non-material finding, loan will be rated a B.
300800963	e26ff4ce-a787-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.		07/20/2018: Received executed seller closing disclosure verifying liens paid and netting sufficient cash to close.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.46% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 754 Years on Job Borrower has 12 years on job

300800963	3f799710-aa87-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee and Credit Report in Section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO. Provide corrected CD and LOE to the borrowers.
Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.46% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 754 Years on Job Borrower has 12 years on job

300800963	8ce231ff-a987-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		07/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.46% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 754 Years on Job Borrower has 12 years on job

300794009	0582c5a2-4b35-4523-8154-11f88c1a1d19	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	QM Points and Fees threshold are $XX,XXX.XX, the actual Points and Fees are $XX,XXX.XX, for a difference of $X,XXX.XX. Discount points charged were $X,XXX.XX without documentation of bona fide fee.
08/03/2018: attached is a copy of the refund invoice of the refund that has been sent to the borrower with the revised CD07/31/2018: see attached job aid. A refund of $XXX.XX which includes interest will be made to the borrower to bring the points & fees below the QM threshold - see revised CD.

08/03/2018: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'. 07/31/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Provide copy of cure check for $XXX.XX. Condition remains.

Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 11.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.41% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786

300768512	3e5f935a-1d64-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property with an effective date prior to the funding date was not provided.
06/29/2018: Please rescind this condition. There is an insurance policy that was upload that shows the period starting same and the CD states disbursement .06/07/2018:  The Final-Borrower CD disbursement date is XX/XX/XXXX and the property insurance period begins the same date XX/XX/XXXX. Please check the documents that was uploaded. Please rescind this condition.

06/29/2018: Audit re-analyzed the loan file, and has determined that an amended declarations page was located on page 328 reflecting policy effective date, as the same date as the disbursement date. Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.  06/07/2018:  Audit reviewed Lender's rebuttal, final CD (page 409) and insurance certificate (page 323).  The disbursement date is 1 day prior to the policy inception date.  Condition remains.

Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  2.6 months reserves Years on Job Borrower has 9.33 years on job FICO is higher than guideline minimum Loan qualified with FICO of 793

300768512	567f4603-1d64-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing CDA report		06/05/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  2.6 months reserves Years on Job Borrower has 9.33 years on job FICO is higher than guideline minimum Loan qualified with FICO of 793

300769306	5cc3b8c9-be65-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $XXX,XXX.XX less cash to close $XXX,XXX.XX results in $XXX.XX shortage of funds to close.
06/28/2018: See attachments06/26/2018: Please see the attached 2 months bank statements showing sufficient assets to close06/11/2018: $XXX,XXX.XX cash to close + $XXXX EMD = $XXX,XXX.XX total funds to be verified. We have $XXX,XXX.XX in assets verified: XX XXXX #XXXX ($XX,XXX.XX), Gift Funds ($XX,XXX), XXX #XXXX ($XX,XXX.XX), XXX ($XXXX), and XXX #XXXX ($XXXX.XX). Please rescind this condition.

06/28/2018: Audit reviewed additional Bank Statements submitted Post closing, and has determined that total assets verified are $XXX,XXX.XX. Sufficient assets were provided for cash to close. Loan will be rated a B.   06/26/2018: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.06/11/2018: Audit reviewed the Lender Rebuttal, and has determined that the 1st asset acct on Final 1003 with a balance of $XX,XXX.XX as of XX/XX/XXXX includes a TRANSFER FROM 2nd asset acct on Final 1003 for $X,XXX.XX on XX/XX/XXXX.  The 2nd asset acct on Final 1003 balance of $X,XXX.XX is as of XX/XX/XXXX, therefore the TRANSFER of $X,XXX.XX from 2nd asset acct on Final 1003 must be deducted from Statement dated XX/XX/XXXX which leaves a shortage. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  32.64% Years in Field Borrower has 4 years in Field

300769306	c691d414-a165-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was missing from the loan file		06/06/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  32.64% Years in Field Borrower has 4 years in Field

300801260	260a465e-2b78-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Insufficient Credit Score	Credit score of 682 < 688 the minimum credit score required per lender guidelines. Audit credit scorebased on the most recent credit report in the loan file dated XX/XX/XXXX.
07/27/2018: Please see new AUS results and clear condition. 07/24/2018: Please clear condition. Borrower qualifies with either credit score. Previous credit report was used as a credit supplement.07/23/2018: Please clear condition and see full report. Thank you for clarification.Please rescind; Minimum credit score is 680. Please provide greater clarity if condition remains.

07/27/2018: Audit reviewed the revised AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 07/24/2018: Audit reviewed the Lender Rebuttal, and has determined that when loans are delivered to FNMA by the seller (lender), FNMA requires a credit report that matches the DU (i.e the credit scores by which DU approved the loan), regardless of both scores being eligible.  Condition remains. 07/23/2018: Audit reviewed Credit Report, and has determined that said document matches credit report within the loan file. HOWEVER, it does NOT match the DU which reflects credit scores associated with report dated XX/XX/XXXX. Provide updated DU to match current credit report scores. Condition remains.  07/18/2018:  Credit scores per DU:  694-723-726 and 686-688-698 = middle score 688.  Credit scores per X/XX credit report:  682-673-691 and 694-753-742 = middle score 682.  Please provide credit report and DU that match.  Condition remains.

Reserves are higher than guideline minimum UW Guides require 4 months reserves, loan qualified with 6.4 months reserves Years Self Employed Borrower has 10 years self employment No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported

300801260	abf406bb-fc8f-4a86-a086-4122aaddf3ff	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
07/18/2018: Received evidence of PAR rate, post consummation CD, explanation letter, air bill and copy of refund check. Condition cleared. Loan will be rated a B.
Reserves are higher than guideline minimum UW Guides require 4 months reserves, loan qualified with 6.4 months reserves Years Self Employed Borrower has 10 years self employment No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported

300801260	684a901c-7976-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report not provided in file.		06/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 4 months reserves, loan qualified with 6.4 months reserves Years Self Employed Borrower has 10 years self employment No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported

300795300	d427ce97-9624-4049-98b5-5a25e6eb16cf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for General Information section not present in C.D.	The final CD reflects incorrect data under the Closing Information section for the field titled Closing Date. Provide re-disclosed CD and letter of explanation.
06/25/2018: Lender provided corrected Post Close CD reflecting the correct Closing Date. Loan will be graded a B for all agencies. Non-material per SFIG guidance, loan will be graded a B for all agencies

300795300	d0c75fb8-1a6b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.	07/12/2018: CDA	07/12/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a X.XX% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300770230	b35118af-ce65-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Income Documentation	Missing updated pay stubs for both borrower's within 30 days of the closing, both pay stubs are stale dated.
06/29/2018: Please rescind this condition; Fannie guidelines; Base Pay (Salary or Hourly) Income DU will require the following: a completed Request for Verification of Employment (Form 1005), or the borrower's recent paystub and IRS W-2 forms covering the most recent one-year period. borr WVOE dated X/XX & co-borrs dated X/XX. The paystubs don't need to be dated 30 days of closing date.

06/29/2018: Audit reviewed the Lender Rebuttal, as well as re-analyzed verification documents, and has determined that the a standard Verification of Employment including all YTD earnings, as well as prior year earnings, is acceptable per DU. WVOEs and VVOEs were provided within the loan file for both borrower's that meet FNMA and QM requirements. Condition rescinded.

Years in Field Borrower has 10 years in the field Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with  11.60 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported

300770230	1717d80a-ce65-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing income documentation
The co-borrower's verification of 2 years income was not provided in the file.  (Income tax returns and/or 2 years W2's). The Guidelines state "A WVOE is not an acceptable source of income verification".

06/29/2018: Please rescind this condition the income can be verified with WVOE per fannie mae guidelines; Base Pay (Salary or Hourly) Income DU will require the following: a completed Request for Verification of Employment (Form 1005), or the borrower's recent paystub and IRS W-2 forms covering the most recent one-year period.

06/29/2018: Audit concurs with the Lender Rebuttal, and has determined that a WVOE is acceptable to verify 2 years Employment History. Per overlay, verify start/end dates for ALL employers from the most recent two years (written VOE or verbal is acceptable). Explain any employment gaps > 30 days. Condition rescinded.

Years in Field Borrower has 10 years in the field Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with  11.60 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported

300770230	e9392642-ce65-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Tax Transcripts	Tax transcripts were not provided for the Co-borrower.	06/29/2018: Please rescind this condition the transcripts were not required for the Co-Borrower. W2 base only income.
06/29/2018: Audit concurs with the Lender Rebuttal, and has determined that Tax Transcripts are not required for the co-borrower. QM 2 years Employment History was met with records from the borrower’s employer or a third party that contains income information from the borrower’s employer (WVOI). Condition rescinded.

Years in Field Borrower has 10 years in the field Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with  11.60 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported

300770230	5f96fcce-5ef8-4cf9-b5fa-e6185c5f1b21	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Income Documentation	Loan does not meet criteria for Qualified Mortgage due to missing income verification for the Co-borrower.	06/29/2018: Please rescind this condition income verification is not missing for the co-borrower.	06/29/2018: Audit concurs with the Lender Rebuttal, and has determined that income was verified for co-borrower. Condition rescinded.
Years in Field Borrower has 10 years in the field Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with  11.60 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported

300770230	1cc4ea88-ce65-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		06/06/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
Years in Field Borrower has 10 years in the field Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with  11.60 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported

300770250	5a5e2130-bb5e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to obtain Hazard Insurance Declaration
The Hazard Insurance effective date is after the Note date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.
Finding deemed non-material, loan will be graded a B for all agencies
Years in Field Borrower has 20 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 50 months payment history with no late payments reported Full Documentation Full Documentation Loan

300770250	a35d0669-4b5f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
Per Appendix Q, a creditor must verify the consumer's employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months, and indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers.  File is missing the previous years W2 and WVOI and/or VVOE from the borrowers previous employer to complete a 2 years employment history.  Additional conditions may apply.

06/21/2018: Please advise if this is sufficient.06/01/2018:  Please see the attached VVOE confirming the borrower's previous employment dates. This was sent with the initial loan delivery docs. Please rescind this condition

06/28/2018:  Received documents verifying requirement #2.  Condition cleared.06/21/2018: Audit reviewed the previous employment verification, and has determined that FNMA requires conversation must be documented with the following information: 1. Name and title of the person who confirmed the employment for the lender, 2. Name and title of the person who completed the verification for the employer, 3. date of the call, and 4. the source of the phone number. Missing the number 2 requirement to fulfill FNMA requirements. Condition remains. 06/01/2018:  Document provided is illegible.  Unable to locate previous VVOE in original loan file.  Condition remains.

Years in Field Borrower has 20 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 50 months payment history with no late payments reported Full Documentation Full Documentation Loan

300770250	a7c0c033-ba5e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		05/25/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
Years in Field Borrower has 20 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 50 months payment history with no late payments reported Full Documentation Full Documentation Loan

300791547	4fb9e492-8463-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Second Lien Note	Second lien Note not provided.	06/07/2018: Please see the attached HELOC Agreement/Note.	06/07/2018: Audit reviewed executed copy of the HELOC Agreement, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months. Credit report verified 21 months payment history with no late payments reported. Years on Job Borrower has 8 years in Field  per 1003 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.58%

300791547	6f35d0e2-3acc-4a74-890c-083fb6e9d294	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	Points and Fees exceed Qualified Mortgage threshold; Actual fees are $XX,XXX.XX; threshold is $XX,XXX.XX, a $XXX.XX variance.	06/07/2018: We disagree, the QM test should only include the XXX affiliate retained amount of $XXX per the appraisal invoice and the seller paid the discount points. Please rescind the condition
06/07/2018:  Audit reviewed the Lender Rebuttal, and adjusted the Appraisal Fee and Management Fee with a Points and Fees variance of -$XX.XX Final CD reflects a Seller Credit of $XX,XXX.XX which covers all of the total closing costs. Therefore, applied $XX.XX as APR credit. No Points and Fees failure. Condition cleared.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months. Credit report verified 21 months payment history with no late payments reported. Years on Job Borrower has 8 years in Field  per 1003 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.58%

300791547	aa6a5771-8363-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Missing Documentation: Purchase Transaction required a $XX,XXX.XX 2nd Mortgage. Provide evidence of 2nd lien and Note. Additional conditions may apply.		06/07/2018: Audit reviewed all outstanding findings, and has determined that sufficient documentation was provided to resolve all issues. Condition cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months. Credit report verified 21 months payment history with no late payments reported. Years on Job Borrower has 8 years in Field  per 1003 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.58%

300786309	c914de05-a369-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal		06/08/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
Years Self Employed Borrower has 15 years in Field . Disposable Income is higher than guideline minimum UW Guides have no minimum for disposable income, loan qualified with $xxxx  in disposable income   Full Documentation Loan is Full Documentaion.

300781136	9e866ca5-f06f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Changed Circumstance form	Missing corresponding COC final CD as the discount fee has increased from $X,XXX.XX to $X,XXX.XX. The file is missing evidence of a valid change of circumstance. No Cure - Missing Doc Not Provided.	07/06/2018: We will refund the $XXX.XX. See attached revised cd, lox check tracking. Please clear the condition
07/06/2018: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 43 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680 , loan qualified with FICO of 751. General Comp Factor 1 Borrower has 13.25 years Self Employed

300802727	1c2ded92-0570-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification
Guidelines require a VVOE within 10 business days prior to the note date. The VVOE for the borrower is greater than 10 days prior to note date.  Additionally, the VVOE provided for the previous employer for both borrowers was not dated by the preparer.

07/03/2018: Please clear this the condition the following documentation was missed at upload and is uploaded now; The VVOE's were within 30 days of application as the VVOE verification information for previous employers is also uploaded now.

07/03/2018: Audit consulted with the Client, and has determined that the borrower/co-borrower VOE's for current and previous employment were obtained within 30 days of Consummation date and are deemed acceptable. Meets Appendix Q requirements. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.16% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.30 months reserves

300802727	1620cff0-d592-47b2-a132-bdc1f7667134	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
06/27/2018: Please see attachment
06/27/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.06/25/2018: No attachment as stated by Lender. Please provide. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.16% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.30 months reserves

300802727	4d79d706-db6f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
An Appraisal Report Fee was not reflected in section B of the Closing Disclosure despite evidence of an Appraisal Report in the file.  The Appraisal Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
A Post Close CD in the loan file reflects the Appraisal Report fee on section B of the CD. Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.16% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.30 months reserves

300802727	93405fd1-d46f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.		06/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a -X.XX% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.16% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.30 months reserves

300785385	5370c31d-7d6d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(e)	B	B	B	Credit	Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date.		06/18/2018: Audit acknowledges the client approved guideline exception for VVOE outside of guidelines. Loan will be rated a B.
Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 1.1 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 disposable income, loan qualfied with $XX,XXX.XX disposable income Years in Field Borower has 3 years in field

300785385	ebe219cf-7c6d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing signed 4506-T	The Lender's guidelines require an executed 4506-T at application at or before closing. 4506-T signed at application at or before closing not provided.	07/09/2018: Please clear this condition the 4506t 's have been attached	07/09/2018: Audit reviewed e-signed initial 4506T, as well as executed final 4506T, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 1.1 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 disposable income, loan qualfied with $XX,XXX.XX disposable income Years in Field Borower has 3 years in field

300785385	cc371d42-8729-42ba-af32-8bf60f4282e1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		This finding is deemed non-material and graded a B.
Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 1.1 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 disposable income, loan qualfied with $XX,XXX.XX disposable income Years in Field Borower has 3 years in field

300785385	7f0fe161-c0be-416f-8d0f-9998a2041f43	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	Points and Fees exceed threshold. $XX,XXX.XX > $XX,XXX.XX, the maximum Points and Fees permitted as a Qualified Mortgage, by $X,XXX.XX.		06/15/2018: Received evidence of PAR rate. Discount points are bona fide. Condition cleared.
Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 1.1 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 disposable income, loan qualfied with $XX,XXX.XX disposable income Years in Field Borower has 3 years in field

300785385	52c1b24c-7b6d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		06/12/2018: A CDA provided reflecting a value of $XXX.XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 1.1 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 disposable income, loan qualfied with $XX,XXX.XX disposable income Years in Field Borower has 3 years in field

300781654	121862b5-e47a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Verbal Verification of Employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 30 days prior to note date for borrower.	07/04/2018: Please clear this condition regarding the missing VVOE and see attached the VVOE dated within 20 days of the loan closing. Thank you.
07/04/2018: Audit reviewed re-verification of VOE, and has determined that the said document was dated within 10 prior to the Note date. Documentation submitted is deemed acceptable. Condition cleared. 07/02/2018:  Per agency guidelines, the conversation must be documented. It should include the following:  name and title of the person who confirmed the employment for the lender, name and title of the person who completed the verification for the employer, date of the call, and the source of the phone number.  The document provided is a request from 1 person, title unknown, to another person, title unknown, requesting verification of employment and response when completed.  Document does not meet agency guidelines.  Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.81% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 782. Years in Field Borrower has 18 years in Field.

300781654	4be01362-e57a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	Evidence of taxes and insurance for departing residence on the final application. Mortgage statement provided is not specific in that it is for both taxes "and" insurance.
07/02/2018:  Audit reviewed Lender's rebuttal and original loan file.  Closing disclosure for refinance of rental property located on page 539.  CD reflects monthly escrow for taxes and insurance.  Condition rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.81% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 782. Years in Field Borrower has 18 years in Field.

300781654	ad90906d-ed7a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report  in the file. The review fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Cured Post Close-Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.81% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 782. Years in Field Borrower has 18 years in Field.

300781654	70becfbe-e47a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		06/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.81% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 782. Years in Field Borrower has 18 years in Field.

300804750	46b8385b-9575-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing evidence of flood insurance	Subject property is in Flood Zone AE. Flood insurance is required. Flood insurance application provided in the file. Flood insurance policy declarations page was not provided in the loan file.	07/19/2018: Please clear condition. Final CD shows premium amount matches application to show as paid	07/19/2018: Audit re-analyzed the Flood Insurance, as well as CD, and has determined that the policy was paid in full for 12 months on the Final CD. Policy is active and in place. Condition rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.94% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764 Years in Field Borrower has 5 years in Field

300804750	647d6c00-3f11-4a9d-941e-d46cee903f65	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
07/19/2018: please see attached
07/19/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.94% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764 Years in Field Borrower has 5 years in Field

300805220	e754551c-4a6f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings.  Additional conditions may apply.
06/28/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
Years on Job Borrower has 10 years on job Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income   Years in Primary Residence Borrower has resided in subject for 9 years

300805220	9dbf0e89-57c8-49c9-b990-cd277aa92409	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
06/29/2018: please see attached
06/29/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.06/23/2018: Missing attached document. Condition remains.

Years on Job Borrower has 10 years on job Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income   Years in Primary Residence Borrower has resided in subject for 9 years

300805220	4d6f546c-3f6f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		06/29/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a X.XX% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
Years on Job Borrower has 10 years on job Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income   Years in Primary Residence Borrower has resided in subject for 9 years

300806087	4b1767b5-9183-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Lease Agreements
Missing current lease/rental agreement for rental property #B located on XXXX Schedule E part I. Per appendix Q, both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.
07/24/2018: Please rescind. Sch E B has no rental income being used to qualify. A lease is only needed for rental income, there is no rental income so a lease is not needed.
07/24/2018: Audit reviewed and concurs with the Lender Rebuttal, and has determined that rental income for Schedule E-II(B) property is not required as DTI meets guidelines at 36.55%. Condition rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.47% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  77.20 months reserves

300806087	aa49dc00-6281-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD from sale of other property owned	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	07/24/2018: Please clear condition and see full document.
07/24/2018: Audit reviewed Final CD for departure residence, and has determined that said document reflects sufficient proceeds for subject loan. Documentation submitted is deemed acceptable. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.47% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  77.20 months reserves

300806087	744bc99b-9183-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third-party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															07/24/2018: fraud report	07/24/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.47% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  77.20 months reserves

300788690	40f0e6aa-1f76-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
06/27/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
Years in Primary Residence Borrower has resided in subject for 4 years Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income   FICO is higher than guideline minimum Loan qualified with FICO of 709

300788690	f8c6888d-1976-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		06/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
Years in Primary Residence Borrower has resided in subject for 4 years Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income   FICO is higher than guideline minimum Loan qualified with FICO of 709

300861170	438e05bd-269c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Insufficient Reserves	-0.50 mos < 7.5 mos required, per AUS.	8/10/2018: Please rescind. Reserves are not required for XXXXXXXXXX XXXX XXXXXXX
08/17/2018: Audit reviewed the Lender Rebuttal, as well as interest/dividends, and has determined that total assets verified are $XXX,XXX.XX. Deducted $XXXk and $XK from savings, assets are sufficient to meet AUS. Condition cleared. 08/14/2018:  Audit reviewed Lender's rebuttal and disagrees.  Per AUS, page 825, reserves required to be verified $XX,XXX.  Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 735 Years Self Employed Borrower has 17.83years Self Employed Years in Primary Residence Borrower has resided in departure residence for  for 16.83 years

300861170	dd37bf86-2d9b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation
File is missing documentation reflecting source of accounts used for cash to close.  Assets owned by borrower were qualified as income source, AUS required source of funds for cash to close or account used for income would need to be reduced by the cash to close amount and interest /dividend income re-calculated.  Provide evidence funds for cash to close was not from the savings account # XXXX.

08/17/2018: Please rescind condition. There are enough funds in this account for reserves and assets as income. Only $XXX.XX was used as income as well. Backed out $XXXk using as assets as income. Covers 2X EMD backed out that was sent to escrow.8/10/2018:  Please rescind. Asset statements were sent and borrower has enough funds to back out money for income. Please see screen shot and confirm if anything is off.

08/17/2018: Audit reviewed the Lender Rebuttal, as well as interest/dividends, and has determined that total assets verified are $XXX,XXX.XX. Deducted $XXXk and $Xk from savings, assets are sufficient to meet AUS. Condition cleared. 08/14/2018:  Audit asset calculation:  #XXXX $XXX.XX + #XXXX $XX,XXX.XX + #XXXX $XX,XXX.XX + #XXXX $XXXX.XX + EMD $XX,XXX + #XXXX $XX,XXX.XX + #XXXX $XXXX.XX = $XXX,XXX.XX.  Two years average interest income from Schedule B #XXXX $XXX.XX.  Monthly interest on XXXX statements for #XXXX $XXX & $XXX.  Unable to utilize #XXXX since it is used as income.  More than $XXX,XXX is required to generate interest income reported on tax returns. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 735 Years Self Employed Borrower has 17.83years Self Employed Years in Primary Residence Borrower has resided in departure residence for  for 16.83 years

300786368	c15126d0-1876-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
The Initial CD e-signed and dated XX/XX/XXXX by both borrowers per Disclosure History was not provided in the loan file.  Additionally, the Addendum to the final CD reflecting the debts to be paid off was not provided in the loan file.
															06/28/2018: Please see attached Initial CD dated X/XX.	06/28/2018: Audit reviewed initial CD, as well as the "addendum" to Final CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with  27.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 744 Years in Field The borrower has 10 years in the field

300786227	78d1a6e4-6e79-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $X.XX with no resulting COC for any subsequent disclosures. The CD dated XX/XX/XXXX reflects a Credit Report fee of $XX.XX resulting in a $XX.XX refund due for cure.
															A Post Close CD in the loan file reflects the credit report fee on section B. Condition cleared. Loan will be graded a B for all agencies.	07/02/2018: Received explanation letter, air bill and post consummation CD correcting credit report fee. Condition cleared. Loan will be rated a B.
300786227	38326c6c-6179-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		06/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300792272	124f876d-0d85-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Broker Affiliated Business Disclosure not provided in file.		Finding deemed non-material, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.61% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797

300792272	85e9ece3-0a85-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		07/12/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.61% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797

300786306	1bc4ea88-ce65-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
Post Close CD in the loan file reflects the Credit Report fee on section B. Non-material per SFIG guidance, loan will be graded a B for all agencies.
300786306	c51c434a-cf65-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Title-Owner's Title Policy in section H of the final Closing Disclosure is missing the name of the payee.		Post Close CD in the loan file reflects the Title-Owner's Title Policy fee payee on section H. Non-material per SFIG guidance, loan will be graded a B for all agencies.
300786306	ac776200-c965-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		06/06/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300786643	09d291b9-3f76-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third-party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															06/28/2018: please attached	06/28/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.59% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  59.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753

300786643	b39c2ea8-3f76-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. No Cure - Missing document not provided.	06/28/2018: please see attached CD, please rescind condition as this was included in the upload
06/28/2018: Audit reviewed the Lender Rebuttal, as well as CD's within the loan file, and has determined that the Post Funding CD (p631-dated XX/XX/XXXX) reflects an addendum for "debts to be paid off (see addendum)" on page 3. The addendum was located on page 7 and matches debts amount of $XX,XXX.XX.  Condition rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.59% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  59.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753

300786643	0b8aab9e-3f76-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		06/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.59% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  59.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753

300787625	02def72c-b97c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD from sale of other property owned	Final Closing Disclosure from departing residence evidencing liens paid and netting sufficient cash to close was not signed or stamped. Additional conditions may apply.	07/06/2018: Please clear the above condition and find attached a copy of the full executed settlement statement for the borrower's departure residence
07/06/2018: Audit reviewed executed copy of the Seller CD for departure residence, and has determined that the documentation submitted is deemed acceptable. Sufficient proceeds were verified for cash to close on subject property. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.1 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income No Mortgage Lates Credit report verifies 65 months payment history with no late payments reported

300787625	1dc185c0-6f15-4d5f-a9f8-52475d10f2a3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Lender Borrowers and Sellers Real Estate Broker's State License ID numbers are missing.  Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.1 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income No Mortgage Lates Credit report verifies 65 months payment history with no late payments reported

300787315	435d3df8-c974-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Insufficient Credit Score	Credit score of 697 < 718 the minimum credit score required per lender guidelines(DU Report).	07/18/2018: Please rescind; XX FICO Minimum is 680 and FICO for borrower is 697.	07/18/2018: Audit concurs with the Lender Rebuttal, and has determined that minimum FICO for program is 680. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.8 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.40% Years in Field Borrower has 5 years in Field

300787315	a1581e93-ca74-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing Initial CD. Disclosure Tracking provided in the file reflects Initial CD was ordered and signed on XX/XX/XXXX, however there is no copy of this CD in the file.		06/29/2018: Lender provided initial CD dated XX/XX/XXXX. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.8 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.40% Years in Field Borrower has 5 years in Field

300787315	30c79527-bc74-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		06/21/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.8 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.40% Years in Field Borrower has 5 years in Field

300786649	7f013901-5879-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE for the Borrower is greater than 10 days prior to note date.
07/09/2018: Audit consulted with the Client, and has determined that the borrower VOE obtained within 30 days of Consummation date is deemed acceptable. Meets Appendix Q requirements. Condition rescinded.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualifid with 332.7 months reserves DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualified with DTI of 9.98% Years in Primary Residence Borrower resided in primary residence for 16 years

300786649	fa53e145-5879-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
07/31/2018: Please see attachment
07/31/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.07/02/2018: Lender did not provide a full fraud report. An industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Condition remains.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualifid with 332.7 months reserves DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualified with DTI of 9.98% Years in Primary Residence Borrower resided in primary residence for 16 years

300786649	f4461881-ecac-4d89-a276-2b02355ade70	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualifid with 332.7 months reserves DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualified with DTI of 9.98% Years in Primary Residence Borrower resided in primary residence for 16 years

300786649	d454786e-5779-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		06/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualifid with 332.7 months reserves DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualified with DTI of 9.98% Years in Primary Residence Borrower resided in primary residence for 16 years

300788874	f52e90f4-5b75-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															06/28/2018: please see attached XXXXX XXXXX. please clear the condition	06/28/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
Reserves are higher than guideline minimum UW Guides requre 1.72 months reserves, loan qualified with 12.5 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income Years in Field Borrower has 10 years in Field

300788874	797b92bf-54f6-4870-b9a5-59a15a1c40a0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	Point and fees exceed threshold. $XX,XXX.XX >XX,XXX.XX, the maximum allowed for a Qualified Mortgage.
07/24/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.07/17/2018: Audit calculated fees and points are not bona fide, see attached.  Included fees:  appraisal $XXX, points $XXXX.XX, underwriting $XXX, origination $XX,XXX.XX, attorney fee $XXX= $XX,XXX.XX.  Condition remains.06/29/2018: Lender provided post close CD however points and fees still exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points. Condition remains.

Reserves are higher than guideline minimum UW Guides requre 1.72 months reserves, loan qualified with 12.5 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income Years in Field Borrower has 10 years in Field

300788874	befc1a73-5b75-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides requre 1.72 months reserves, loan qualified with 12.5 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income Years in Field Borrower has 10 years in Field

300788874	bd2ea824-5b75-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		06/21/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides requre 1.72 months reserves, loan qualified with 12.5 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income Years in Field Borrower has 10 years in Field

300791074	1d62b6cd-f573-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Satisfy Existing Debt	The loan approval required satisfaction of account #1 on credit report. Satisfaction not provided.	07/03/2018: Good afternoon - the first debt on the borrower's credit report was his mortgage	07/03/2018: Audit reviewed departure residence documents, and has determined that sufficient evidence was provided to verify Mortgage was paid off when sold. Condition cleared.
Years in Primary Residence Borrower resided in primary residence for 5 years Years on Job Borrower has 5 years on job No Mortgage Lates Credit report verifies 47 months payment history with no late payments reported

300791074	7110b67d-f573-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD from sale of other property owned	Final Hud-1 from departing residence evidencing liens paid and netting sufficient cash to close is not signed or stamped. Additional conditions may apply.
07/03/2018: Good afternoon, Please clear the condition regarding the final HUD-I from the sale of the borrower's departure residence and find attached a copy of the estimated and final CD netting sufficient funds to close (deposited to the borrower's Bank
07/03/2018: Audit reviewed executed Final CD on departure residence, and has determined that said document is deemed acceptable. Condition cleared.
Years in Primary Residence Borrower resided in primary residence for 5 years Years on Job Borrower has 5 years on job No Mortgage Lates Credit report verifies 47 months payment history with no late payments reported

300791074	567fed58-f573-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
06/28/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
Years in Primary Residence Borrower resided in primary residence for 5 years Years on Job Borrower has 5 years on job No Mortgage Lates Credit report verifies 47 months payment history with no late payments reported

300787623	4df2ecb5-676f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	Missing AUS results	06/29/2018: Please clear condition DU findings from XX/XX is attached.	06/29/2018: Audit reviewed AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.59 % Reserves are higher than guideline minimum UW Guides do not require  reserves, loan qualified with  38.76 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680 , loan qualified with FICO of 744.

300787623	1c245739-676f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section  of the final Closing Disclosure indicates the  Loan Estimate figure as $XX,XXX. The most recent Loan Estimate dated XX/XX/XXXX indicates and amount of $XX,XXX. Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.59 % Reserves are higher than guideline minimum UW Guides do not require  reserves, loan qualified with  38.76 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680 , loan qualified with FICO of 744.

300787623	7ace6926-3e6f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report not provided in file.		06/28/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.59 % Reserves are higher than guideline minimum UW Guides do not require  reserves, loan qualified with  38.76 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680 , loan qualified with FICO of 744.

300788686	e13222cd-ae79-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	CD is signed and dated 3 days prior to the date of issue.	07/23/2018: condition has been escalated to investor	07/23/2018: Audit reviewed the documentation, and has determined that the CD Closing information section being incorrect is non-material per SFIG. Loan will be rated a B.
300788686	bb7171e6-ae79-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		06/27/2018: A CDA provided reflecting a value of XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300819332	c929bc16-f385-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a DTI of 41.07%. Due to the miscalculation of rental income the actual DTI is 63.47%. It appears for the 2nd rental property listed on the final application in the REO section lender used the lease agreement vs the Schedule E.
															08/09/2018: Please clear cond and see rental income worksheet.	08/09/2018: Audit re-analyzed all rental income, and has determined that the current DTI is 42% which is within tolerance. Condition rescinded.
Years in Primary Residence 3 years in primary residence. Years Self Employed 5 years self employed. FICO is higher than guideline minimum UW guides require a FICO score of 680, loan qualified with a FICO score of 705.

300819332	661f3bfe-f385-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	The Hazard Insurance Declaration provided in the file does not reflect a expiration date.		07/18/2018: Audit reviewed hazard insurance provided in original loan file. The inception and expiration dates are on page 2. Condition rescinded.
Years in Primary Residence 3 years in primary residence. Years Self Employed 5 years self employed. FICO is higher than guideline minimum UW guides require a FICO score of 680, loan qualified with a FICO score of 705.

300788685	47e66fe8-245d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet for Schedule C Business on the tax returns. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.Missing current XXXX Balance Sheet for Schedule C Business on the tax returns. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
															07/23/2018: Attached please find XXXX Balance sheet	07/23/2018: Audit reviewed current Balance Sheet, and has determined that said document was dated PRIOR to consummation. QM requirements met, condition cleared.
Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum loan qualified with $XX,XXX.XX in disposable income Years in Field Borrower has 5 years in Field Full Documentation Full Documentation Loan

300788685	840f6fda-245d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for Schedule C Business on the tax returns. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
															07/23/2018: Attached please find XXXX Balance sheet	07/23/2018: Audit reviewed current P&L Statement for Schedule C Business, and has determined that said document was dated PRIOR to consummation. QM requirements met, condition cleared.
Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum loan qualified with $XX,XXX.XX in disposable income Years in Field Borrower has 5 years in Field Full Documentation Full Documentation Loan

300788685	d321ddc1-03d7-4581-ba51-11347f82a371	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
06/14/2018: Please see attached job aide, appraisal invoice, revised cd, lox tracking. Please clear the condition
06/14/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum loan qualified with $XX,XXX.XX in disposable income Years in Field Borrower has 5 years in Field Full Documentation Full Documentation Loan

300788685	5f9215c3-235d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		05/22/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum loan qualified with $XX,XXX.XX in disposable income Years in Field Borrower has 5 years in Field Full Documentation Full Documentation Loan

300791801	85f8ab0d-b31a-41a1-924a-811162cc987f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

06/28/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300791801	a93c60ee-1a6d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		06/12/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300804885	3164dff7-fb7e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in Section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO. Provide corrected CD and LOE to the borrowers.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300791545	2e98875c-3676-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
07/19/2018: please see attached
07/19/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.06/28/2018:  Received pages 1 & 2 of fraud report.  Complete fraud report not provided.  Condition remains.

No Mortgage Lates No Mortgage Lates Credit report verifies XX months payment history with no late payments reported Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $X,XXX.XX in disposable income

300790930	a2a64b24-4f84-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		07/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 687 Years in Field Borrower has 8 years in the field. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.71%

300801707	15f79227-9272-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing 4506-T	The lender's guidelines require an executed 4506-T at application or closing. Executed 4506-T at application or closing not provided for coborrower's business.	07/19/2018: Please rescind this condition the there is no income generated from Co-Borrowers Business. The loss is included in DTI.	07/19/2018: Audit reviewed the Lender Rebuttal, and has determined that a 4506-T is not required for businesses where negative income is included in DTI. Condition rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.96% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700 , loan qualified with FICO of 757.

300801707	d5794fa3-8e72-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. XXXX Transcripts not provided for co borrower's business established in XXXX	07/19/2018: Please rescind this condition the there is no income generated from Co-Borrowers Business. The loss is included in DTI.	07/19/2018: Audit reviewed the Lender Rebuttal, and has determined that the Tax Transcripts are not required for businesses where negative income is included in DTI. Condition rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.96% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700 , loan qualified with FICO of 757.

300801707	5ddcf797-f86a-4509-bbc1-60b18f324482	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
06/25/2018: Please see attachment
06/25/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.96% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700 , loan qualified with FICO of 757.

300801707	c5025d95-8e72-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report not provided in file.		06/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.96% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700 , loan qualified with FICO of 757.

300790925	645a10cf-9d78-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Employment Verification	An employment verification within 10 days of the note date as required by lender's guidelines was not provided for borrower.
07/09/2018: Audit consulted with the Client, and has determined that the borrower VOE obtained within 30 days of Consummation date is deemed acceptable. Meets Appendix Q requirements. Condition rescinded.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 49 months payment history with no late payments reported

300790925	0d26ba1a-0d77-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															07/02/2018: please see attached	07/02/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 49 months payment history with no late payments reported

300801852	efadf5b0-af59-4f63-b4b1-fd08bf9a41cb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing copy of Initial CD that was sent to the borrowers on XX/XX		06/29/2018: Received initial closing disclosure. Timing requirement met. Condition cleared.
300801852	916716fc-b07a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review appraisal missing.		06/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.06/28/2018: Received CDA.
300791036	10c2a5d0-b77b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Insufficient Credit Score	Credit score of 773 < 785 the minimum credit score required per lender guidelines. DU in file approved 785 FICO.	07/20/2018: Please rescind. Minimum credit score for XXXXXXXXXX XXXX XXXXXXX is 680.	07/20/2018: Audit reviewed the Lender Rebuttal, and has determined that the minimum credit score is 680 for this specific loan program. Condition rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.29% Years in Field Borrower has 4 years in Field   Reserves are higher than guideline minimum UW Guides require zero reserves, loan qualified with 38.60 months reserves

300791036	cd5a381e-9c7b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for departing residence on the final application not provided.
08/06/2018: Please clear. Please see tax document to show escrow has more than enough and must be for both. Total taxes at most is XXX.XX which XXXX.XX/12 = XXX.XX which is less than escrow of XXX.XX. 07/20/2018: Please clear condition. Here is mortgage statement to show taxes and insurance are escrowed.

08/06/2018: Audit reviewed the Lender Rebuttal, as well as tax documentation, and has determined that said document is sufficient to verify escrows reflected on the Mortgage Statement. Condition cleared.  07/20/2018: Audit reviewed the Mortgage Statement, and has determined that said document reflects "Taxes disbursed (YTD)" for City tax payments. No indication if County Taxes are also included as Escrows. Provide Property Profile for taxes or evidence of county taxes included within escrows. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.29% Years in Field Borrower has 4 years in Field   Reserves are higher than guideline minimum UW Guides require zero reserves, loan qualified with 38.60 months reserves

300791036	8d2024e4-b87b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for departing residence on the final application not provided.
08/06/2018: Please clear. Please see tax document to show escrow has more than enough and must be for both. Total taxes at most is XXXX.XX which XXXX.XX/12 = XXX.XX which is less than escrow of XXX.XX  07/20/2018: Please clear condition. Here is mortgage statement to show taxes and insurance are escrowed.

08/06/2018: Audit reviewed the Lender Rebuttal, as well as tax documentation, and has determined that said document is sufficient to verify escrows reflected on the Mortgage Statement. Condition cleared.  07/20/2018: Audit reviewed the Mortgage Statement, and has determined that said document reflects "Taxes disbursed (YTD)" for City tax payments and MI payment. No indication if Insurance is also included in Escrows. Provide copy of Insurance Dec page or evidence of insurance included within escrows. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.29% Years in Field Borrower has 4 years in Field   Reserves are higher than guideline minimum UW Guides require zero reserves, loan qualified with 38.60 months reserves

300791035	b2942c75-4285-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
07/18/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 3 months reserves Years on Job Borrower has 7 years on job Full Documentation The loan is full documentation

300791035	5fe1e899-7aa5-47b7-b568-e1eaf7872a82	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $X,XXX.XX on the final CD with no indication of a valid COC to account for the $X,XXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.

07/20/2018:  Received revised LE to correspond with change in circumstance.  Condition cleared.07/20/2018:  Received revised LE to correspond with change in circumstance.  Condition cleared.07/18/2018:  Change in circumstance located in original loan file, page 599.  Change is dated X/X and initial CD is dated X/XX.  Please provide either revised LE or CD dated within 3 days of the change in circumstance.  Condition remains.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 3 months reserves Years on Job Borrower has 7 years on job Full Documentation The loan is full documentation

300791035	6e3b7a16-4385-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/12/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 3 months reserves Years on Job Borrower has 7 years on job Full Documentation The loan is full documentation

300805218	ed954334-6b76-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Documentation	Final Loan Application reflects addition of a new debt to XXXXXX. Credit report in file does not reflect this debt. Documentation required to support the new liability.	Please rescind the following condition the following XXXXXX Debt was added from asset statement XXXX #xxxx already provided at initial upload.	06/28/2018: Audit reviewed Lender's rebuttal and bank statements. Auto loan direct payment is verified on XXXXX and XXXXX bank statements. Condition rescinded.
Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $X,XXX in disposable income   Years in Field Borrower has 6 years in Field   Reserves are higher than guideline minimum UW Guides do not require minimum reserves, loan qualified with 10.4 months reserves

300805218	48f7a4ad-6d76-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.

06/28/2018:  Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared. 06/27/2018:  Received pages 1 & 2 of fraud report.  Complete fraud report not provided.  Condition remains.

Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $X,XXX in disposable income   Years in Field Borrower has 6 years in Field   Reserves are higher than guideline minimum UW Guides do not require minimum reserves, loan qualified with 10.4 months reserves

300805218	a1d4b815-6d76-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report not provided in file.		06/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $X,XXX in disposable income   Years in Field Borrower has 6 years in Field   Reserves are higher than guideline minimum UW Guides do not require minimum reserves, loan qualified with 10.4 months reserves

300791072	0cc4edb3-2785-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
07/20/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.37% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.00 months reserves FICO is higher than guideline minimum Loan qualified with FICO of 751

300791072	971c27f0-2385-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing Initial CD. Disclosure Tracking provided in the file reflects Initial CD was ordered and signed on XX/XX/XXXX, however there is no copy of this CD in the file.		07/20/2018: Received initial closing disclosure. Evidence it was acknowledged by borrower provided previously. Timing requirement met. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.37% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.00 months reserves FICO is higher than guideline minimum Loan qualified with FICO of 751

300791072	6215d85f-1f85-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		07/20/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.37% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.00 months reserves FICO is higher than guideline minimum Loan qualified with FICO of 751

300804884	26c78f0f-9b76-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing asset documentation
Lender's guidelines require verification of the down payment for a purchase.  The loan file is missing evidence the account the earnest money was drawn from is a personal account owned by the borrower. If a business account it will require a letter from CPA to confirm the withdrawal of funds will not affect the business.
07/20/2018: Please rescind. Assets in file have enough room to back out EMD. This is not a Jumbo loan, XXXX allows EMDs to be backed out of assets if it can be covered and does not need to be sourced.
07/20/2018: Audit reviewed the Lender Rebuttal, as well as loan documents, and has determined that wire evidence of EMD was located on pages 591-593 from borrower's business account. However, the use of Business Funds (down payment and closing costs only), which needed a CPA letter stating funds used for the transaction will have no negative impact on the business IS NO LONGER REQUIRED for this loan program. Condition rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.50% Reserves are higher than guideline minimum  UW Guides do not require reserves, loan qualified with  3.30 months reserves Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum UW Guides do not require a specific disposable income, loan qualified with $X,XXX in disposable income

300804884	e3d9a126-9176-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
06/27/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.50% Reserves are higher than guideline minimum  UW Guides do not require reserves, loan qualified with  3.30 months reserves Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum UW Guides do not require a specific disposable income, loan qualified with $X,XXX in disposable income

300804884	74b1978b-8e76-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	General Compliance Exception
Lender of Record application date not available in loan file. Initial Lender Disclosures used and the loan fails compliance testing. Additional findings may occur upon receipt of Lender of Record application date.
07/09/2018: Audit consulted with Compliance, and has determined that there is no issue for the LE predating the 1003. Condition rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.50% Reserves are higher than guideline minimum  UW Guides do not require reserves, loan qualified with  3.30 months reserves Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum UW Guides do not require a specific disposable income, loan qualified with $X,XXX in disposable income

300804884	61effe78-cade-4d62-a3fa-eb7c99bf1178	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	Points and Fees exceed threshold. $XX,XXX.XX > $XX,XXX.XX the maximum Points and Fees permitted per Qualified Mortgage by $X,XXX.XX.
07/24/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.07/17/2018:  Received updated rate reconciliation sheet, Points are not bona fide and cannot be excluded. Condition remains. 07/02/2018:  Please see attached.  Points are not bona fide.  Condition remains.06/27/2018:  Audit recalculated points & fees threshold based on PAR rate of 5.229%.  Points are not considered bona fide.  Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.50% Reserves are higher than guideline minimum  UW Guides do not require reserves, loan qualified with  3.30 months reserves Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum UW Guides do not require a specific disposable income, loan qualified with $X,XXX in disposable income

300804884	327ae1c6-8976-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		06/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.50% Reserves are higher than guideline minimum  UW Guides do not require reserves, loan qualified with  3.30 months reserves Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum UW Guides do not require a specific disposable income, loan qualified with $X,XXX in disposable income

300791351	1b30619c-6376-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing credit report	A credit report for the borrower and co-borrower was not provided.	07/06/2018: Please clear the above condition and find attached a copy of the credit report for both the borrower and co-borrower. Thank you.	07/06/2018: Audit reviewed Credit Report at origination, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum UW Guides require $X,XXX in disposable income, loan qualified with $X,XXX.XX in disposable income Years in Field Borrower has 6 years in Field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 44.1 months reserves

300791351	f4f09123-6576-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD-1 From Sale of Previous Property
Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided.  Preliminary Hud-1 was in the loan file. Additional conditions may apply.
07/06/2018: Good afternoon, Please clear the above condition and find attached the fully executed CD for the borrower's departure residence
07/06/2018: Audit reviewed executed Final Seller CD for departure residence, and has determined that said documentation submitted reflects sufficient funds to closed for subject property. Condition cleared.

Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum UW Guides require $X,XXX in disposable income, loan qualified with $X,XXX.XX in disposable income Years in Field Borrower has 6 years in Field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 44.1 months reserves

300791351	5cd0b6e5-6376-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third-party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															07/02/2018: please see attached	07/02/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum UW Guides require $X,XXX in disposable income, loan qualified with $X,XXX.XX in disposable income Years in Field Borrower has 6 years in Field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 44.1 months reserves

300794563	42369e2d-0886-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Employment Verification	An employment verification within 10 days of the note date as required by lender's guidelines was not provided for borrower.		7/15/2018: VOE Dated within 30 days of the note, condition rescinded
FICO is higher than guideline minimum UW guides required a FICO score of 680, loan qualified with a FICO score of 744. Reserves are higher than guideline minimum UW guides do not require reserves, loan qualified with 5.20 months reserves. Years in Field 25 years same field.

300794563	8e8f5cfd-0786-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Appraisal Review.		07/13/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW guides required a FICO score of 680, loan qualified with a FICO score of 744. Reserves are higher than guideline minimum UW guides do not require reserves, loan qualified with 5.20 months reserves. Years in Field 25 years same field.

300795333	2356722b-d37f-4701-a9d6-20036339080d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	Points and fees of $XX,XXX.XX exceeds qualified mortgage threshold of $XX,XXX.XX by $XXXX.XX	07/23/2018: please see attached
07/23/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.26% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  46.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776

300794561	334ebc89-1378-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															06/27/2018: please see attached XXXXXXXXXX. please clear the condition.	06/27/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
FICO is higher than guideline minimum Loan qualified with FICO of 770 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.01% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 22.6 months reserves

300794561	d977e349-1078-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		07/02/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum Loan qualified with FICO of 770 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.01% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 22.6 months reserves

300831978	eb8a5ab2-915f-4d9f-b2f6-18750620438e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	Points and fees threshold is $XX,XXX.XX vs. actual points & fees of $XX,XXX.XX, a difference of $XXX.XX.
07/25/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300831978	c207e223-5a73-4771-82fa-6086677613ee	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
															08/20/2018: Please rescind this condition. The amount you quoted of the higher amount includes a $XX.XX “fee” on the insurance policy that should not be included in the amount.	08/20/2018: Audit re-analyzed Hazard Insurance premium, and has determined that the annul Premium is $X,XXX.XX/$XXX.XX. Condition rescinded.
300831978	c396d5f8-fb89-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		07/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300791594	cc5e2d2f-5da1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Hazard Insurance Declaration	Hazard insurance provided in the loan file is a binder and does not reflect the expiration date.	08/21/2018: please see attached, expiration date is included and I've hightlighted it. Our underwriters accept binders as evidence of insurance for purchase transactions. Please rescind condition.
08/21/2018: Audit concurs with the Lender Rebuttal, and has determined that the Final CD reflects payment to insurance company. Sufficient evidence of insurance was provided within the loan file, verified active by payment on CD. Condition rescinded.

FICO is higher than guideline minimum UW guides require a FICO score of 680, loan qualified with a FICO score of 777. Reserves are higher than guideline minimum UW guides require a 3 months reserves, loan qualfied with 109.50 months reserves. Years on Job 4.5 years on same job.

300850262	7d520ede-e872-48b5-8912-d8d8a82fb1d3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
08/20/2018: Received initial closing disclosure and evidence it was acknowledged by both parties. Timing requirement met. Condition cleared.
300791864	d9c6b33f-df7e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in Section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO. Provide corrected CD and LOE to the borrowers.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300800976	4b1d2d60-b57f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to Obtain Sufficient Hazard Insurance Coverage
The hazard insurance coverage is insufficient.  The hazard issuance declaration in the file reflects $XXX,XXX.XX in dwelling coverage with 20% replacement cost for total coverage of $XXX,XXX.XX . The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  The loan amount is $XXX,XXX.XX , which reflects a  coverage shortfall of $XX,XXX.XX.  Cost Estimator must be provided

Please rescind this condition. XXXX had agreed to follow our guidelines for this which are: The value, as established by the property insurer means that the insurer (insurance company) insures the property for the insurable value so the coverage on the policy is the insurable value. Please let us know if you will be able to rescind this. Thank you.
07/18/2018: Audit reviewed Lender's rebuttal and agrees. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with ovr 6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.22% Years on Job C0-Borrower has 15 years on job

300791859	35d9faef-8079-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification
An employment verification within 30 days of note date as required per Appendix Q for loan to be deemed a Qualified Mortgage was not provided for  co-borrower. The employment verification provided for co-borrower is incomplete missing copy of the "XXX XXXX XXXXXX" report reflected in DU.

07/31/2018: Please clear condition. The date at top was when it was found. VVOE specialist saved in wrong place when it was done and resaved it in right place. The verify date is XX/XX/XXXX and the information is as of XX/XX/XXXX . This was done before closing, just saved in wrong place sorry.07/27/2018: Please see VVOE and clear.

08/01/2018: Audit reviewed the Lender Rebuttal, and has determined that the VOE was performed pre-close. Condition cleared. 07/31/2018: e-mailed XXXX 07/27/2018: Audit reviewed VOE document, and has determined that said documentation was dated POST consummation. QM does NOT allow post-closing reconciliation. Condition remains.

Years on Job Borrower has 9 years on job Reserves are higher than guideline minimum Loan qualified with 15 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787

300791859	b7e2e703-8179-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain gift documentation	Borrower received gift funds for down payment. Evidence of $XX,XXX transferred to borrower/closing was not provided as per guideline requirements.	07/23/2018: Please rescind. Gifts were transferred in $XXXX increments on X/XX into XXXXXX
07/23/2018: Audit re-analyzed bank statements, and has determined that sufficient evidence was provided to verify transfer of gift funds, in increment of $X,XXX, to the borrower's bank account (p182-183). Condition rescinded.

Years on Job Borrower has 9 years on job Reserves are higher than guideline minimum Loan qualified with 15 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787

300791859	f1bbd648-8279-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal and title.	07/23/2018: Please rescind condition. Parcel # matches close enough to clear. The zeros are just for input format but numbers do match.	07/23/2018: Audit concurs with the Lender Rebuttal, and has determined that APN numbers match on all pertinent documentation. Condition rescinded.
Years on Job Borrower has 9 years on job Reserves are higher than guideline minimum Loan qualified with 15 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787

300791859	96efa647-8179-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal		06/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years on Job Borrower has 9 years on job Reserves are higher than guideline minimum Loan qualified with 15 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787

300850185	4cd55a80-4efb-4703-8635-edbc8e0630c2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
08/09/2018: Please see attachment
08/09/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.24% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 26.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774

300802472	e2cc6506-c489-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
A Post Close CD in the loan file reflects the Credit Report fee in section B of the Closing Disclosure. Condition cleared. Loan will be graded a B for all agencies.
300802472	f3ba2d20-c089-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		07/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300806234	65aee003-f981-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	Final CD does not reflect a mortgage recording fee in section E.		Non-material per SFIG guide ace, loan will be graded a B for all agencies.
300806234	b957cb36-f981-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Appraisal Review Missing.		07/09/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300794659	e6f7744e-df85-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/13/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.15% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 25.20 months reserves

300794003	ebe82187-207e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property
Missing evidence of the P & I payment for all rental properties listed on the Schedule E. The Schedule E provided in the file reflects Mortgage interest paid.Leases provided in the file reflects 18 properties that are not listed on the final application and are not reflected on the Schedule E, missing evidence of all 18 properties PITI payment.

07/25/2018: Please Rescind. This is a XX progam. P & I payment amount can be used from 1040s, separate documents are not needed. All properties are in rental REOs section with taxes and insurance from 1040s or not listed due to not being in borrowers name. Please explain in detail with each address if this cannot be cleared and why.

08/01/2018: Audit re-analyzed all income documentation, and has determined that the CPA letter submitted verifies REO properties as disregarded entities.  DTI is 32.84%. Condition cleared.   07/30/2018: E-mailed XXXXXX for QC review of income due to disregarded entities. 07/25/2018: Audit reviewed the Lender Rebuttal, and has determined that the 1040 Schedule E does NOT list P&I payments, only mortgage interest. Unable to verify P&I payments on all REO properties. Condition remains. 07/25/2018: Audit reviewed the Lender Rebuttal, and has determined that the 1040 Schedule E does NOT list P&I payments, only mortgage interest. Unable to verify P&I payments on all REO properties. Condition remains.

Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 93.40 months reserves. Years in Primary Residence 10 years in primary residence. Years on Job 13 years on job.

300794003	e63ab9fe-157e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Failure to provide proof of OFAC Search	OFAC Search is not provided.	07/23/2018: Please clear condition and see full report.	07/23/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 93.40 months reserves. Years in Primary Residence 10 years in primary residence. Years on Job 13 years on job.

300794003	492698cb-09c1-4485-aeb6-9740b4de2188	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage
Missing evidence of the P & I payment for all rental properties listed on the Schedule E. The Schedule E provided in the file reflects Mortgage interest paid.Leases provided in the file reflects 18 properties that are not listed on the final application and are not reflected on the Schedule E, missing evidence of all 18 properties PITI payment.
07/23/2018: Duplicate finding, rescinded.
Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 93.40 months reserves. Years in Primary Residence 10 years in primary residence. Years on Job 13 years on job.

300794003	e9d54547-207e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 93.40 months reserves. Years in Primary Residence 10 years in primary residence. Years on Job 13 years on job.

300794003	ee20e15f-8cd1-4e0a-9a41-66ed66620675	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender include  a HOA of XX.XX. Subject property is not in a HOA.   (IN ESCROW)  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 93.40 months reserves. Years in Primary Residence 10 years in primary residence. Years on Job 13 years on job.

300794658	50576bf3-f682-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to obtain Employment Verification	An employment verification within 30 days of the note date as required by lender's guidelines was not provided for borrower.		08/08/2018: Received VVOE within 30 days of note date. Meets QM requirements. Condition cleared, loan will be rated a B.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.5 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.26% FICO is higher than guideline minimum Loan qualified with FICO of 720

300794658	62ecca48-0882-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		07/09/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.5 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.26% FICO is higher than guideline minimum Loan qualified with FICO of 720

300805234	6f9dfc82-be7a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Error	Final CD reflects flood insurance was paid for a full year; flood insurance declaration reflects Policy expiration date ofXX/XX/XXXX.	07/12/2018: Please see attachment	07/12/2018: Audit reviewed updated Flood Insurance policy, and has determined that documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.1 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.93%

300805234	bea26767-13f4-48e5-8a05-515d590211ff	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
07/12/2018: Please see attachment
07/12/2018: Audit reviewed evidence for Bona Fide Points & Fees (partial), and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Audit review of revised CD, copy of check for cure of Pts & Fees (partial), Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.1 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.93%

300805234	e2651ee2-c97a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review appraisal missing.		06/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a -3.2% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 763 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.1 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.93%

300805427	cb84a427-ed7a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
Missing Third party fraud tool: File is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
07/03/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum UW Guides require $X,XXX in disposable income, loan qualified with $XX,XXX.XX in disposable income  DTI is lower than guideline maximum :  UW Guides maximum DTI of 43.00%, loan qualified with a DTI of 28.55% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 55  total months Mortgage payment history with no late payments reported.

300800960	50f1b79e-8380-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing asset documentation
Missing lender Liquidity Analysis for borrower business #; Per lender guidelines the borrowers business must be analyzed for sufficient cash flow when business assets are used for down payment, closing cost and/or reserves required per XXXX Selling Guide.

07/25/2018: Please rescind. When the assets of a business are trending upwards year over year, this provides evidence that the business is stable enough to allow for the use of business assets. Box D on page 1 of business returns for XXXX and XXXX increased from $XX,XXX.XX to $XXX,XXX.XX Please rescind. When the assets of a business are trending upwards year over year, this provides evidence that the business is stable enough to allow for the use of business assets. Box D on page 1 of business returns for XXXX and XXXX increased from $XX,XXX to $XXX,XXXPlease rescind. When the assets of a business are trending upwards year over year, this provides evidence that the business is stable enough to allow for the use of business assets. Box D on page 1 of business returns for xxxx and xxxx increased from $xxxx to $xxxx

07/25/2018: Audit reviewed the Lender Rebuttal, and has determined that in order to assess the impact, the lender may require a level of documentation greater than what is required to evaluate the borrower’s business income. Bank Statements within the loan file confirms the upward trend. Condition rescinded.  07/18/2018:  Audit reviewed Lender's rebuttal and disagrees.  Cash flow analysis is required.  Condition remains.

Reserves are higher than guideline minimum UW Guides require #0 months Subject reserves, loan qualified with #9.65 months excess reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796 No Mortgage Lates No Mortgage Lates in # months reviewed

300800960	34fda3e4-8380-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Tax Transcripts	Missing XXXX 1040 Income Transcripts for borrower and co-borrower; additional conditions may apply		07/18/2018: Received 2 years' transcripts. Condition cleared.
Reserves are higher than guideline minimum UW Guides require #0 months Subject reserves, loan qualified with #9.65 months excess reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796 No Mortgage Lates No Mortgage Lates in # months reviewed

300806233	4ce0630d-ae8d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Documentation	Missing evidence debt omitted are paid in full.	Please rescind this condition the following was sent at initial
07/27/2018:  Audit reviewed Lender’s rebuttal and original loan file.  Credit supplement reflecting 2 credit union accounts, dated prior to closing, located in file.  Bank statement showing funds deducted, dated prior to closing, located in file.  Condition rescinded.

FICO is higher than guideline minimum UW gudies require a FICO score of 680, loan qualified with a FICO score of 680. Years Self Employed 11 years self employed. Years in Primary Residence 2 years in primary residence.

300806233	196e5f3e-ae8d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain gift documentation	Missing evidence of transfer of funds into borrower account for the Gift funds of $XXXX.	08/03/2018: Please clear this condition the wire for the gift funds is attached.	08/03/2018: Audit reviewed wire transfer of gift, and has determined that sufficient evidence was provided to verify gift transfer to Title company. Condition cleared.
FICO is higher than guideline minimum UW gudies require a FICO score of 680, loan qualified with a FICO score of 680. Years Self Employed 11 years self employed. Years in Primary Residence 2 years in primary residence.

300806233	21b4fb07-ad8d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
Post Closing CD reflect credit report fee.
FICO is higher than guideline minimum UW gudies require a FICO score of 680, loan qualified with a FICO score of 680. Years Self Employed 11 years self employed. Years in Primary Residence 2 years in primary residence.

300806233	091fe3bb-ac8d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Appraisal Review.		07/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW gudies require a FICO score of 680, loan qualified with a FICO score of 680. Years Self Employed 11 years self employed. Years in Primary Residence 2 years in primary residence.

300800858	7f26cefd-26f9-458f-a34b-8fce42af3323	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
07/18/2018: Received initial closing disclosure dated X/X. Disclosure tracking history in file verifies acknowledged X/X. Timing requirement met. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.74% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 77.90 months reserves Years in Field Borrower has 20 years in Field

300800945	21bcdeac-da90-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
A Post Close CD in the loan file reflects the credit report fee in section B of the final CD. Non-material per SFIG guidance, loan will be graded a B for all agencies.
300823172	b118d847-f69f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		08/15/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 18.70 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 74 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786

300805216	6bcc81c5-c887-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	08/07/2018: Please see final CD and clear.
08/07/2018: Audit reviewed executed Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 707 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  48.30 months reserves Years in Field Borrower has 19 years in Field

300805216	7382f8d2-c887-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	07/27/2018: Please see full report and clear.
07/27/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.07/20/2018:  Received pages 1 & 2 of fraud report.  Please provide all pages.  Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 707 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  48.30 months reserves Years in Field Borrower has 19 years in Field

300805216	1ad32c79-c987-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in Section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender XXX. Provide corrected CD and LOE to the borrowers.
Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 707 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  48.30 months reserves Years in Field Borrower has 19 years in Field

300800942	63ebb5ce-8184-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing asset documentation	Missing 2 months complete bank statements for borrower account #A required per AUS.	07/31/2018: Please rescind this condition. There are 2 months of liquid assets being used in the file and the stock account uploaded also has an account activity report uploaded too.
07/31/2018: Audit reviewed the Lender Rebuttal, as well as asset documentation, and has determined that sufficient assets were provided to verify "total funds to be verified" per the DU. Condition rescinded.

Reserves are higher than guideline minimum UW Guides require #0 months Subject reserves, loan qualified with #11.84 months excess reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.59%

300800942	a0e76be5-8484-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title Mobile Notary and Title Recording Fee in section B does not reflect party that ultimately received payment.		Resolution: Lender corrected on post-close CD; Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require #0 months Subject reserves, loan qualified with #11.84 months excess reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.59%

300800942	e6d89082-0033-4c6e-ad3b-7f0bde04048b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
A Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Resolution: Lender added on post-close CD with specific lender credit applied for fee amount; Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require #0 months Subject reserves, loan qualified with #11.84 months excess reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.59%

300800942	feb51749-7d84-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file; CDA in file provided by the lender		07/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require #0 months Subject reserves, loan qualified with #11.84 months excess reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.59%

300801253	dd420910-7975-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing income documentation
The Co-Borrower's income be documented with a pay stub within 30 days of the application date. The loan file does not contain a pay stub for the Co-Borrower. Copies of the Co-Borrower's pay stub within 30 days of the application date is required to fulfill guidelines and QM requirements.
															07/18/2018: Please rescind this condition; Lender completed a verification of income with Fannie mae and DU validated the income. We do not need a paystub for either Borrower	07/18/2018: Audit concurs with the Lender Rebuttal, and has determined that VOI's were provided to verify income with no paystubs required. Condition rescinded.
No Mortgage Lates Credit report verifies 67 months payment history with no late payment reported Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income Years in Field Borrower has 15 years in Field

300801253	ba305c66-7975-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
06/28/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
No Mortgage Lates Credit report verifies 67 months payment history with no late payment reported Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income Years in Field Borrower has 15 years in Field

300801252	9da0ab76-7f79-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines	Lender guidelines reflects a DTI of 36%. 1008 provided in the file reflect a DTI of 38.619% and the actual DTI is 38.33%.
07/20/2018: Please rescind. See updated Jumbo Elite Product Matrix with 90% LTV and DTI still 43%.DTI Max is 43% and DTI is below 43% maximum. Please provide clarity if cannot be cleared for any reason.

07/20/2018: Audit reviewed the Lender Rebuttal, and has determined that approval for the NEW Matrix was not given until AFTER review, therefore loan will be cleared not rescinded. Condition cleared. 07/18/2018: Audit utilized BIG & EASY Matrix dated XX/XX/XX which allows 90% LTV/CLTV with a DTI of 36%.  All other matrix provided only allow 80% LTV/CLTC.  Please advise which matrix to utilize.

Reserves are higher than guideline minimum UW guide require 24 months reserves, loan qualified with 31.90 months reserves. Years in Primary Residence 12 years in primary residence. Years in Field 10 years same field.

300824336	00c16b45-e78d-4324-822c-474b7ad01d05	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300824336	7a5e0208-9783-4f2e-91cb-f00b06825aa8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - Courier/wire/email fee, Title - Endorsement fee, Title - Mobile Notary Fee(travel not required), Title - Premium for Lender's Coverage, Title - Recording fee, title Settlement or Close fee, Title - Sub Escrow, Title - Wire/Disbursement fee are in section B of the final CD.  The Lender took these fees and moved them from C to B on the final CD.  This is improper placement of fees on the CD.  Additional conditions may apply.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300824336	ef81665b-a17b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.		07/06/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300801598	7e492f50-c07b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Report fee of $XXX.XX with no resulting COC for any subsequent disclosures. The CD dated XX/XX/XXXX reflects an Appraisal Report fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
07/12/2018: We will refund the $XXX. See revised CD. Please clear the condition
07/12/2018: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.

300812105	be0ae3c1-01a0-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Property Type unacceptable under guidelines	Client Overlay Exception, Client to Review. Property is zoned Agricultural Residential.
Please rescind. HB allows Agricultural Residential zoning unlike Jumbo, it does not allow working farms. Property is clearly not a working farm, it is by a river covered in trees and has no evidence of farming on property or on tax returns. Land use in appraisal for area is 70% single family homes, 2% commercial and 28% vacant land. No farming use in area. Property is okay to proceed.

08/21/2018: Audit reviewed the Lender Rebuttal, as well as the Appraisal, and has determined that the property is zoned as “Agricultural Residential” (Suburban) NOT “Agricultural only”, therefore mixed use for residential, agricultural and forestry. No issue for subject loan program. Condition rescinded.    08/20/2018:  Pending Client exception review

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 16 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 6.20 months reserves

300812105	68cf0a05-1f6c-410f-a713-5fcb51229a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	Points and Fees exceed threshold of $XX,XXX.XX, actual Points and Fees are $XX,XXX, over the threshold by $X,XXX.XX (Discount Points).
08/20/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 16 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 6.20 months reserves

300812105	46b75ab5-9377-4ef7-beba-77c17cb50e6c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	"The final Closing Disclosure Contact Information section is incomplete. The Contact Name and Email of the Lender is missing. Provide re-disclosed CD and letter of explanation. Outside of Scope		Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 16 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 6.20 months reserves

300806086	57cf8335-a499-4767-8218-738a3afd43b7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided		Finding deemed non-material, loan will be graded a B for all agencies
300806086	9a542c3a-f757-4d55-bb33-54431de7df45	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Note	Note is missing from the loan file.		07/18/2018: Received executed note. Condition cleared.
300806086	85737483-8781-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in Section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender XXX. Provide corrected CD and LOE to the borrowers.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300801616	2984034f-4154-4b17-ab44-823ba72cb71e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Note	Missing Note		07/18/2018: Received executed note. Condition cleared.
300801616	22a4f10c-5e84-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/11/2018: A CDA provided reflecting a value of $XXX.XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300860405	ad9cd5cb-c095-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Business Tax Returns	The second business on the application is missing the full tax return. A copy of the first page was provided but is missing all subsequent pages.	08/28/2018: Please rescind. XXXX return shows as final return and business is being dissolved.	08/28/2018: Audit re-analyzed Tax Documents, and has determined that business filed FINAL returns in XXXX. Executed pages for XXXX/XXXX Business Returns were provided. Condition cleared.
Reserves are higher than guideline minimum UW Guides did not require  reserves, loan qualified with 2 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.57%

300860405	211b86f2-c095-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD from sale of other property owned	Missing verification the current/departing residence is sold. A CD, Settlement Statement or Listing Agreement were not provided in the file.	08/28/2018: Please clear. Mortgage statement shows taxes and HOI are included in payment and borrower qualifies with payments.
08/28/2018: Audit reviewed the Lender Rebuttal, as well as documents, and has determined that the updated AUS, along with evidence of mortgage payment for departure residence which includes escrows, was submitted and is deemed acceptable. DTI still meets guideline requirements. Condition cleared. 08/03/2018:  Document provided is not a settlement statement.  Condition remains.

Reserves are higher than guideline minimum UW Guides did not require  reserves, loan qualified with 2 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.57%

300860405	d4b999a4-ba95-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Note	A copy of the Note is missing from the file.		08/07/2018: Received executed Note. Condition cleared.
Reserves are higher than guideline minimum UW Guides did not require  reserves, loan qualified with 2 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.57%

300860405	de1dcaa1-8517-4198-be35-412e521ff6b1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure.		08/03/2018: Received initial closing disclosure and evidence it was acknowledged by borrower. Timing requirement met. Condition cleared.
Reserves are higher than guideline minimum UW Guides did not require  reserves, loan qualified with 2 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.57%

300860405	5dec87ac-8158-42bf-a3f9-c18a3701dbab	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact Name and Email of the Lender is missing. Provide re-disclosed CD and letter of explanation. Outside of Scope		Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides did not require  reserves, loan qualified with 2 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.57%

300805174	38c4dd77-4994-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Purchase Contract	Purchase Contract was not provided in the file..	08/13/2018: Please clear. Last change order and final CD match with sales price of $XXX,XXX.
08/13/2018: Audit reviewed the addendum B to the Purchase Contract, as well as final CD, and has determined that the Purchase Price matches.  Notification of the error (i.e., the letter to borrower), documents were sent postal therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Condition cleared. 08/08/2018:  Audit reviewed sales contract provided.  Per change order #10, the final sales price is $XXX,XXX.  AUS, 1008 & 1003 reflect sales price of $XXX,XXX.  Appraisal reflects sales price of $XXX,XXX.  Rate lock dated X/XX reflects sales price of $XXX,XXX.  PCCD reflects sales price of $XXX,XXX. Please provide evidence of final sales price and all documents to match.  Condition remains.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 57.50 months reserves Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income   FICO is higher than guideline minimum Loan qualified with FICO of 764

300805174	35eabee3-cb94-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
A Post Close CD in the loan file reflects the Credit report fee in section B. Condition cleared. Loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 57.50 months reserves Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income   FICO is higher than guideline minimum Loan qualified with FICO of 764

300801704	ba152b6a-7384-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Evidence of Self Employment	Missing evidence of third party verification for borrowers business entity, (CPA letter, business license), to be completed within 30 days of consummation date.	08/02/2018: Please rescind this condition the VOB attached was sent with initial upload.
08/02/2018: Audit re-analyzed the loan file, and has determined that a third party VOB dated within 30 days PRIOR to consummation was located on page 445 of the original loan file. Condition rescinded.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 723 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.42%

300801704	bfae1b55-7384-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was missing from the loan file		07/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 723 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.42%

300806032	1cbf23df-ec8a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(e)	B	B	B	Credit	Ineligible Property Type	Property is ineligible due to greater than xx acres. Subject is xxxx acres.		07/24/2018: Audit acknowledges the client approved guideline exception for acreage outside of guidelines. Loan will be rated a B.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772 Years on Job Borrower has 4.08 years on the job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported

300850533	62064db1-1295-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers.  File is missing document evidencing 2 years employment for the co-borrower, such as 2016 W2, WVOE, 2 most recent years tax transcripts or tax returns. Additional conditions may apply.
08/20/2018: Received VVOE for previous job reflecting no gap in employment. Documentation for current job is acceptable per AUS. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.53% Full Documentation The loan is full documentation

300850533	4bc629d8-1395-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	File is missing document evidencing 2 years employment for the co-borrower, such as XXXX W2, WVOE, 2 most recent years tax transcripts or tax returns. Additional conditions may apply.		08/02/2018: Duplicate condition. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.53% Full Documentation The loan is full documentation

300850533	30850a5f-e495-48e6-b5a1-6542b7602598	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to 0% variance.  LE dated XX/XX/XXXX reflects a Discount Fee of $X,XXX.XX with no resulting COC for any subsequent disclosures.  Final CD  reflects an Discount Fee  of $X,XXX.XX for a variance/refund required of $XX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
															8/1/2018: A COC was submitted and approved on XX/XX/XXXX for a loan amount change. Base loan amount increased, changing the lender credit by $XX.XX Please clear the condition	08/02/2018: Audit reviewed Lender's rebuttal and original loan file. Change in circumstance located on page 389. No violation. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.53% Full Documentation The loan is full documentation

300850533	6a5081e8-1a91-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in Section B despite evidence of a Credit Report Fee in the file.  The Credit Report Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.53% Full Documentation The loan is full documentation

300850533	5c323c1f-cb88-4fb2-8c3a-2e873923ae36	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects (a/an) (Fee name) of $XXX.XX with no resulting CoC for any subsequent disclosures. The CD reflects an appraisal fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
08/07/2018: Please see revised CD lox tracking. Please clear the condition.
08/07/2018: Audit review of the revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that were provided are deemed acceptable. Loan will be rated a 'B'.08/02/2018:  Received explanation letter, copy of check, air bill and post consummation closing disclosure reflecting $XXX tolerance cure.  However, the final closing disclosure, page 371, reflects a tolerance cure of $X.XX.  This cure is missing from the post consummation closing disclosure.  Condition remains.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.53% Full Documentation The loan is full documentation

300802726	bc17288b-2273-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
06/23/2018: Lender provided third party fraud tool with OFAC search. Condition cleared.
Years in Field Borrower has 19 years in Field   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.59% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 30.70 months reserves

300802726	c64a284f-1d73-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		6/18/2018: CDA received, no variance
Years in Field Borrower has 19 years in Field   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.59% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 30.70 months reserves

300845559	9017ce58-82e4-4d2a-8fc7-9bd992a9dad0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

07/24/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.07/19/2018: Points are not bona fide, see attached calculation.  $XX,XXX.XX vs. threshold $XX,XXX.XX, a difference of $X,XXX.XX.  Condition remains.07/19/2018: Points are not bona fide, see attached calculation.  $XX,XXX.XX vs. threshold $XX,XXX.XX, a difference of $X,XXX.XX.  Condition remains.

300845559	760c1f53-0589-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		07/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300805173	6437884c-1b7a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording i.e... Statement from the Title Company and/or Closing Agent.

07/19/2018: Audit consulted Compliance, and has determined that it appears the file information is sufficient evidence the mortgage was slated for recording even though the recording fee was disclosed in the wrong section of the CD.  This fee should be listed in Sec E vs Sec C and carries a non-material B grade.07/16/2018:  Pending compliance review

300805173	278dcf0b-117a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		06/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300802723	c5e2e5f3-db68-49d7-ae51-a555be19c85b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.
07/23/2018: Received initial closing disclosure dated X/X. Timing requirement met. Condition cleared.
300802732	257a1488-2681-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Assets are not sourced/seasoned	The statement for account number ending XXXX on final application reflects a deposit of $XXX,XXX.XX on XX/XX/XXXX. There is no evidence in the file documenting the source of the deposit.	07/25/2018: please clear this condition the CD fro sale of REO is attached to source funds.
07/25/2018: Audit reviewed executed ALTA Settlement Statement for former address, and has determined that said document is sufficient evidence to source the large deposit. Assets are deemed acceptable. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  28.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 754 Years on Job Borrower has 12.42 years on job

300802732	af2259de-2681-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Invalid AUS
The Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects   a DTI of 24.89%.  The actual DTI is 36.410% without evidence of the sale of the prior residence and payoff of the debts secured by that property.
07/25/2018: please clear this condition the CD for sale of REO is attached to source funds.
07/25/2018: Audit reviewed executed ALTA Settlement Statement for former address, and has determined that said document is sufficient evidence to verify sale of property. Current DTI is 24.73%. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  28.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 754 Years on Job Borrower has 12.42 years on job

300802732	4a9686bd-2681-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD from sale of other property owned	Final Hud-1 from prior residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	07/25/2018: please clear this condition the CD for sale of REO is attached to source funds.
07/25/2018: Audit reviewed executed ALTA Settlement Statement for "former" address, and has determined that said document is sufficient evidence to verify sale of property. Current DTI is 24.73%. Departure residence was retained and included within the DTI. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  28.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 754 Years on Job Borrower has 12.42 years on job

300802732	4624a6a3-2681-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing LOE	Explanation letter not provided to explain disposition of the departing residence.
07/25/2018: Audit reviewed executed ALTA Settlement Statement for "former" address, and has determined that said document is sufficient evidence to verify sale of property. Current DTI is 24.73%. Departure residence was retained and included within the DTI. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  28.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 754 Years on Job Borrower has 12.42 years on job

300802732	f396fd60-2681-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		07/09/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  28.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 754 Years on Job Borrower has 12.42 years on job

300806084	e35fd71a-5677-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report	A credit report for the borrower was not provided. Additional conditions may apply	07/09/2018: Please clear the following condition the credit report is uploaded;
07/17/2018:  Received acceptable credit report.  Condition cleared.07/09/2018: Audit was unable to download the document due to the following error: "There was an error opening this document, the file is damaged and could not be repaired for credit report. Failed to load PDF document" Reload the document for review. Condition remains.

300806084	f867cd8e-5a77-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers.  File is missing XXXX W2 income for co-borrower.
															07/09/2018: Please clear this condition the XXXX W2 for Co-Borrower is attached,	07/09/2018: Audit reviewed co-borrower's XXXX W2, and has determined that documentation submitted is deemed acceptable. Condition cleared.
300806084	10a4c315-7978-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Invalid AUS
The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU  if the data changes from the time the AUS was last run. The most recent AUS in file reflects a DTI of 38.66% Audit DTI is 43.06% appears lender did not assess a xxxxx payment in the ratios.
															07/09/2018: Please rescind this condition the liability for xxxxx is already included in the ratios.	07/09/2018: Audit re-analyzed the debts, and has determined that Child Support was included within the DTI. All other debts were corrected with final DTI of 38.66%. Condition cleared.
300806084	e3ef6d1c-7078-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD-1 From Sale of Previous Property
Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. The document provided is not represented as the final/signed HUD.  Additional conditions may apply.
07/18/2018: Received executed seller closing disclosure verifying lien paid and netting sufficient cash. Condition cleared.
300806084	7cb7fb1e-7878-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Naming Convention in Services Borrower DID SHOP Fee (Section C) on C.D. is not consistent with L.E.
The Premium for Lender's Coverage on the Final CD is incorrectly named as compared to the LE dated XX/XX/XXXX as Title- Insurance Binder.  Although no tolerance, these fees should all match in naming convention.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300806084	b7807d45-4b77-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		06/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300824266	ff515cf4-967f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal.		07/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300806229	6a7dc3a8-5081-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in Section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO. Provide corrected CD and LOE to the borrowers.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300804719	f06f2d3d-c780-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
07/18/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 0.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 726 Years on Job Borrower has 24.58 years on job

300821359	bfe827a7-717d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the departing residence was not provided.
07/10/2018:  Please rescind the following condition: the Mortgage statement and tax bill were provided in initial upload and reflect an escrow payment higher than the tax bill to verify HOI is escrowed.
07/10/2018: Audit reviewed Lender's rebuttal and agrees. Condition rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 39.88%, loan qualified with DTI of 39.63% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  13.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 732

300804755	32aef966-9c80-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in Section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO. Provide corrected CD and LOE to the borrowers.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300806254	903164e8-3f80-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. File is missing sale CD from previous residence. No Cure - Missing document not provided.	07/12/2018: Please rescind this condition the CD for sale of previous residence was uploaded with initial submission;	07/12/2018: Audit re-analyzed the loan file, and has determined that the executed CD for previous residence was located on page 249. Documentation is deemed acceptable. Condition rescinded.
300805208	9aef2b18-9380-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to Obtain Sufficient Hazard Insurance Coverage
The hazard insurance coverage is insufficient.  The hazard issuance declaration in the file reflects $XXX,XXX.XX in dwelling coverage with XX% replacement cost for total coverage of $XXX,XXX.XX . The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  The loan amount is $XXX,XXX.XX, which reflects a  coverage shortfall $XXX,XXX.XX.  Cost Estimator must be provided

Please rescind this condition. XXXX had agreed to follow our guidelines for this which are: The value, as established by the property insurer means that the insurer (insurance company) insures the property for the insurable value so the coverage on the policy is the insurable value.
07/18/2018: Audit reviewed Lender's rebuttal and agrees. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.17% Years in Field Borrower has 10 years in Field

300805208	a158acc9-9380-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/09/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.17% Years in Field Borrower has 10 years in Field

300805230	67444ff9-bb7b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	07/19/2018: Please find the corrected appraisal with both APN Numbers	07/19/2018: Audit reviewed revised Appraisal, and has determined that APN/PIN/PARCEL number on the Appraisal, Title and Mortgage all match. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  19.26 % Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with  11.0 months reserves Years in Field Borrower has 8 years in Field

300806222	cdfca849-2074-496a-a450-671eb655f5a4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing seller’s Closing Disclosure	Missing Seller CD		Non-material per SFIG guidance, loan will be graded a B for all agencies
300850405	d01d08bf-e772-49a1-87c8-0e7ee3c8b1aa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
07/27/2018: please see attached, disclosure history shows the borrower received the document.
07/27/2018: Audit reviewed initial CD, as well as the electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300850405	1e1581e6-e366-4f7c-9270-3462b986058a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $X,XXX.XX on the final CD with no indication of a valid COC to account for the $X,XXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
08/02/2018: A COC was submitted and approved on XX/XX/XXXX for an interest rate change. Pricing increase, decreasing the lender credit by $XXXX.XX
08/02/2018: Audit review of ALL Rate Lock Confirmation forms within the loan file, and has determined that said document confirms pricing, therefore no refund is required. Lender Credit was disclosed, condition rescinded.

300822580	ee61e91a-d194-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
DTI > 43%.  Lender guidelines reflects a DTI of 42.999%.  Due to the miscalculation of income, the actual DTI is 52.01%.  The XXXX YTD P&L reflects income declined from XXXX & XXXX two average.  LOX provided in the loan file addresses decline in income from XXXX to XXXX, but states that YTD XXXX net income should exceed, however the YTD XXXX P&L reflects a decline.
08/03/2018: Audit reviewed income documents. Lender used income is less than 2 year average of 1120S and YTD P&L Statement. Utilizing lender's income, DTI 43%. Condition cleared.
Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with  1.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 700 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 61 months payment history with no late payments reported

300822580	2b35cd3c-2294-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(e)	B	B	B	Credit	Ineligible Property Type	Client Overlay Exception, Client to Review. Property is ineligible due to zoning as exclusive farm use on appraisal and agricultural use on title and property tax verifications.		08/07/2018: Audit acknowledges the client approved guideline exception for zoning outside of overlay guidelines. Loan will be rated a B.08/03/2018: Pending Client exception review.
Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with  1.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 700 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 61 months payment history with no late payments reported

300806026	4ab4e2a3-7e84-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Note	Note is missing from the file.		07/24/2018: Received executed note. Condition cleared.
300806026	b3bbfa82-7e84-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		07/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300812229	edc11222-9039-4bad-a307-5e666bf33adb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XX,XXXX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

07/27/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745 Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 26.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.87%

300812229	5efaac37-c28e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		07/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745 Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 26.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.87%

300806079	5303c701-8684-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years.  Signed returns not provided.The Tax Return Transcript for XXXX, received XX/XX/XXXX verifies no record of return filed
07/27/2018: Please rescind. Borrower provided an ext for XXXX Tax Returns. No income was used for XXXX returns and nothing to sign.
07/27/2018: Audit re-analyzed the income documents, and has determined that an Extension was filed for XXXX with tax liability paid on W2's. Tax Transcripts reflect "no record of return filed". Documentation submitted is deemed acceptable. Condition cleared.

300806079	0a67ce7b-8684-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not providedThe Tax Return Transcript for XXXX, received XX/XX/XXXX, verifies no record of return filed
07/27/2018: Please rescind. Borrower provided an ext for XXXX Tax Returns. No income was used for XXXX returns and nothing to sign.
07/27/2018: Audit re-analyzed the income documents, and has determined that an Extension was filed for XXXX with tax liability paid on W2's. Tax Transcripts reflect "no record of return filed". Documentation submitted is deemed acceptable. Condition cleared.

300806079	fdc3dc94-8484-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300815860	bf7cdb4a-d385-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
07/18/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 30.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.38%

300815860	08261774-4782-4949-b358-80133ee0bc0a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

07/18/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 30.20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.38%

300821355	f5f71eba-3281-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal.		07/09/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300806118	f6c7126d-108e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The HOA Dues in section H of the final Closing Disclosure is missing the name of the service provider. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies. 2
300806118	95ebaded-0c8e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file		07/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a -X.X% variance. Variance within acceptable tolerance. Condition Cleared.
300806413	90dae049-5d84-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property with coverage effective prior to funding was not provided.
Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.

FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.46% Years in Field Borrower has 5 years in Field

300806413	9740420d-5c84-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		07/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.46% Years in Field Borrower has 5 years in Field

300806108	d6863b96-9991-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for departing residence on the final application not provided.	08/13/2018: Please clear this condition the Tax bill and mortgage statement verify both taxes and insurance are escrowed;
08/13/2018: Audit reviewed the departure residence mortgage statement, and has determined that said document along with supporting documentation confirms escrows. Sufficient evidence was provided to verify escrows for taxes and insurance are included within the monthly mortgage payment. Condition cleared.

DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 33.20% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 101.40 months reserves

300806219	8d3e6553-f78d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report is missing from the file.		07/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300806142	498df0fa-186f-4e2c-b67a-9aa9dd5f1974	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $XX,XXX.XX. The lender credit decreased to $XX,XXX.XX on the final CD with no indication of a valid COC to account for the $XXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300806142	ff68de80-4c8c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/24/2018: A CDA provided reflecting a value of $XXXX,XXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300806139	2ccd16ac-2589-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool Supporting Documentation	The third party fraud report reflects an alert. Evidence the Lender addressed alert not provided.
08/13/2018: Please rescind condition. Third party fraud tool also shows business was just created and tax trans show no history.07/19/2018:  Please see attached fraud report which was included in original credit upload. Please rescind the condition.

08/13/2018: Audit reviewed business documentation, and has determined that company was currently filed with the Secretary of State as a new business. No income used, therefore no additional documentation is required. Condition cleared. 07/19/2018:  Audit agrees the fraud report was in the original file.  However, the alert for potential employment issue was addressed as "getting transcripts".  XXXX/XXXX/XXXX transcripts do not reflect any Schedule E businesses.  Per fraud report, if transcripts do not reflect business activity, explanation from borrower required.  Explanation not provided.  Condition remains.

Reserves are higher than guideline minimum UW Guides require no excess for reserves, loan qualified with  33. months reserve FICO is higher than guideline minimum : UW Guides require FICO of 680  loan qualified with FICO of 783 Years in Field Borrower has 12 years in Field

300806139	d572f3dd-1889-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal.		07/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require no excess for reserves, loan qualified with  33. months reserve FICO is higher than guideline minimum : UW Guides require FICO of 680  loan qualified with FICO of 783 Years in Field Borrower has 12 years in Field

300806210	82b20450-a88e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing asset documentation
Lender's guidelines/XXXXXX XXX require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements and verification of the down payment for a purchase.  The loan file is missing 2 consecutive months of statements for 3 XXXXX XXXXX IRA accounts held by the Co-Borrower.

07/31/2018: Please rescind this condition. The assets held in stocks already provided meet the following guidline; the most recent monthly or quarterly statement from the depository or investment firm per fannie mae; B3-4.3-01: Stocks, Stock Options, Bonds, and Mutual Funds
07/31/2018: Audit concurs with the Lender Rebuttal, and has determined that assets meet XXXX guidelines for subject loan program. Condition rescinded.
Years in Field Borrower has 20 years in Field . FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported

300806210	c73f621c-b28e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Invalid AUS
The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects no evidence of Gift Funds in the transaction. Closing CD and Funding CD reflect gift funds were received in the amount of $XX,XXX.XX

7/31/2018:  Please clear this condition there was no gift. That was placed on the fee sheet by mistake and shouldn't have been. The funds received were wired from the Borrowers already verified asset accounts.
08/02/2018: Audit reviewed Lender's rebuttal, documents provided and original loan file. The transaction does not include gift funds. Condition cleared.
Years in Field Borrower has 20 years in Field . FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported

300806210	243d35bd-b18e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain gift documentation
Guidelines /AUS require a signed gift letter specifying the dollar amount of the gift, date the funds were transferred to the Borrower, donor's name, address, telephone number, relationship to Borrower, the donor's statement that no repayment is expected, evidence of donor's ability to give and evidence Borrower received the funds.  Borrower received gift funds for down payment per Funding CD. Evidence of $XX,XXX.XX not provided as per guideline/AUS requirements."

7/31/2018:  Please clear this condition. There wasn't a gift. The funds were wired in from the Borrowers own already verified funds. It is on as a credit because the Title company already received the funds, but it is not a gift. The wire attached show the funds coming from the Borrowers account.
08/02/2018: Audit reviewed Lender's rebuttal, documents provided and original loan file. The transaction does not include gift funds. Condition cleared.
Years in Field Borrower has 20 years in Field . FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported

300806210	64eed857-a88e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Fraud Alert not verified	The Credit Report reflect for borrower reflects fraud alerts. Evidence the Lender addressed the alert not provided.	07/31/2018: Please rescind this condition; There is not an extended fraud alert on credit report. Only a consumer statement to make sure not to confuse like names on the credit report.	07/31/2018: Audit reviewed the Lender Rebuttal, and has determined that a third party Fraud tool was provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition rescinded.
Years in Field Borrower has 20 years in Field . FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported

300806210	20f40576-5196-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
Added 08/02/2018:  The final closing disclosure reflects gift funds of $XX,XXXX  The estimated settlement statement reflects all deposits were from borrowers. There was no gift involved.  Please provide explanation letter and revised closing disclosure.
08/17/2018: please see attached08/14/2018: please see attached revised CD removing gift funds not given at closing
08/17/2018: Audit reviewed the true certified ALTA Statement, and has determined that same document matches Final CD. Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that were provided are deemed acceptable. Loan will be rated B.  08/14/2018: Audit reviewed Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that were provided are deemed acceptable. HOWEVER, the Prelim ALTA Statement within the loan file does not match. Provide Final ALTA Statement that coincides with the Post Funding CD. Condition remains.

Years in Field Borrower has 20 years in Field . FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported

300806210	3d878002-978e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		07/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years in Field Borrower has 20 years in Field . FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported

300822576	9d6bd14e-778e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		07/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300806207	10b97c72-aea0-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE provided in the loan file is greater than 10 days prior to note date.	08/28/2018: Please rescind this as our approved guidelines allow 30 calendar days prior to the note, which it is.	08/28/2018: Audit acknowledges the client approved guideline exception for VOE outside of XXXX guidelines. QM requirements have been met. Loan will be rated a B.
FICO is higher than guideline minimum UW reguires FICO of 769, loan qualifies with FICO of 769 Reserves are higher than guideline minimum UW guidelines require -0- reserves, loan qualifies with 12 months reserves.  Years on Job Borrower years on the job was 3 years.

300806251	d748647a-be8b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300861172	bb5f6d45-159f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		08/15/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 693 Years on Job Borrower has 15.17 years on job

300806407	f14815d7-4084-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Note	Missing note, upon receipt and review additional conditions may apply.		07/20/2018: Received executed note. Condition cleared.
300806407	4ffa6909-5b84-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was missing from the loan file		07/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300806488	f01a1909-5b80-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to Obtain Sufficient Hazard Insurance Coverage
The hazard insurance coverage is insufficient.  The hazard issuance declaration in the file reflects $XXXk in dwelling coverage with XX% replacement cost for total coverage of $XXX,XXX.XX . The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  The loan amount is $XXXk , which reflects a  coverage shortfall $XX,XXX.XX.  Cost Estimator must be provided

07/18/2018: Please rescind this condition. Investor had agreed to follow our guidelines for this which are: The value, as established by the property insurer means that the insurer (insurance company) insures the property for the insurable value so the coverage on the policy is the insurable value. Please let us know if you will be able to rescind this. Thank you.
07/18/2018: Audit reviewed the Lender Rebuttal, and has determined that the hazard insurance coverage meets FNMA requirements for the loan program. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.15% Full Documentation The loan is full documentation

300845975	ae235da6-91d5-4621-ad2a-0f8569bf1089	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	$XX,XXX.XX > $XX,XXX.XX maximum Points and fees allowed by the State of XXXXXXXXXX	08/17/2018: see attached job aide
08/17/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300845975	88db4abe-c29f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was missing from the loan file		08/15/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300815874	130743ec-0591-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.
07/30/2018:  Please attached Rate Lock agreement dated X/X which is reflective of the LE locked dated X/X. Please rescind the condition since the rate lock agreement was included in the original credit upload
08/01/2018: Audit reviewed Lender's rebuttal and original loan file. Rate lock located on page 572. Condition rescinded.
300815874	79cfb0d5-0b1f-4423-bf6f-6b05a41022df	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XX.XX for the hazard insurance vs. the actual amount of $XXX.XX.  (IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
8/1/18 Please rescind this condition as the $XXX.XX includes earthquake insurance with is discretionary and should not be included in the monthly escrow.
08/03/2018:  Received evidence the hazard insurance premium is $XXX.XX.  Condition cleared.08/01/2018:  Audit reviewed Lender's rebuttal and disagrees.  The amended declaration to the insurance policy, located on page 81, reflects total premium of $XXXX/12 = $XXX.XX per month.  Condition remains.

300822572	5c12be7f-3990-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															08/01/2018: Please see attachment	08/01/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.38% Years in Field Borrower has 30 years in Field   Years in Primary Residence Borrower has resided in subject for 22 years

300822572	a5f26ee3-0ca0-4943-862b-b4e33c220578	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	APR on CD at closing is inaccurate (C.D. APR > 0.125 variance to calculated result – Over disclosed)
APR on final  CD is inaccurate and exceeds 0.125% tolerance.  CD value of  5.232% vs. calculated value of 5.103% for a variance of 0.125% over disclosed.  Provide corrected CD, letter of explanation, refund fee tolerance, proof of delivery and re-open rescission, if applicable.
Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.38% Years in Field Borrower has 30 years in Field   Years in Primary Residence Borrower has resided in subject for 22 years

300822572	cecc267f-f15d-4261-b9fc-9127b32173c9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $X,XXX.XX on the final CD dated with no indication of a valid COC to account for the $X,XXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
08/01/2018: Please see attachment
08/01/2018: Audit review of ALL Rate Lock Confirmations confirms rate lock extension included in pricing, therefore no refund is required. Documentation, for Lender Credit, was provided within the original loan file. Condition rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.38% Years in Field Borrower has 30 years in Field   Years in Primary Residence Borrower has resided in subject for 22 years

300821350	ad8245f5-878c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300821349	0583f8be-cc1c-4f20-b56f-69e4bbb08748	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
08/09/2018: please see attached job aid
08/09/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300813225	e84c4a55-458f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a -0.1% variance. Variance within acceptable tolerance. Condition Cleared.
300812225	df8f77c7-3989-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Appraisal Review Missing.		07/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300813223	5349fac3-ff9f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
For self-employed borrowers: Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.
08/21/2018: Please rescind, these were already sent and are within 30 days.
08/21/2018: Audit concurs with the Lender Rebuttal, and has determined that verification of license was located on page 510 of the original loan file. Document was obtained within 30 calendar days prior to the Note date. Condition rescinded.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 3 months reserves Years in Field Borrower has 19 years in Field   Full Documentation The loan is full documentation

300813223	c662a768-1585-4b30-a39a-9b5bff902884	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding Deemed Non Material and will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 3 months reserves Years in Field Borrower has 19 years in Field   Full Documentation The loan is full documentation

300813223	c8f1ae5f-00a0-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/15/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 3 months reserves Years in Field Borrower has 19 years in Field   Full Documentation The loan is full documentation

300813220	bbf7e8e1-c3a0-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in Section B despite evidence of a Credit Report cert in the file.  The Credit Report Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided.
Finding Deemed Non Material and will be graded a B for all agencies
300815858	e9b021bb-858e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		07/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300864039	ae6721b1-ae8d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was missing from the loan file.		07/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.76% Reserves are higher than guideline minimum UW Guides require 18 mos reserves, loan qualified with 99.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807

300822513	5e5542fa-407a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for property #1 on the final application not provided.	07/25/2018: please rescind this condition. See attached taxes and insurance are both escrowed. The amount collected is more than what was disbursed to pay the Tax bill.
07/25/2018: Audit reviewed the Lender Rebuttal, as well as documentation, and has determined that the escrows on the Mortgage Statement include both taxes and insurance based on Tax Statement that reflects annual tax disbursement. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.2 months reserves No Mortgage Lates Credit report verifies 57 months mortgage payment history with no late payment reported Years Self Employed Borrower has been self employed for 11 years

300822513	07688312-87ec-4bb6-8fee-63c2f5ce8a59	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	Points and fees exceed threshold. $XX,XXX.XX > $XX,XXX.XX, the maximum points and fees allowed for a Qualified Mortgage.	07/03/2018: Please see attached job aide. Please clear the condition.
07/03/2018: Audit re-analyzed the "Appraisal Management Company Fee", and has determined that said fee is an excludable fee and NOT included in the finance charge calculations. Loan is NOT under disclosed nor fails Points and Fees. Condition rescinded.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.2 months reserves No Mortgage Lates Credit report verifies 57 months mortgage payment history with no late payment reported Years Self Employed Borrower has been self employed for 11 years

300822513	12018dd2-3f7a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		06/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.2 months reserves No Mortgage Lates Credit report verifies 57 months mortgage payment history with no late payment reported Years Self Employed Borrower has been self employed for 11 years

300813240	854b6a28-7351-45cc-a6fc-281444592af4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
															08/02/2018: Please see attached initial CD dated XX/XX and is showing on the trid history disclosure which was included in original credit upload Please clear the condition.	08/02/2018: Audit reviewed the initial CD, and has determined that said document was provided at least 3 days (7 days mailbox rule) prior to consummation. Condition cleared.
Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 31.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 723 Years on Job Borrower has 6 years on job

300832028	88ffaf46-fd9b-4de5-96b2-d5f756809c83	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

07/24/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300832028	4bba374d-b683-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		07/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300806228	8f97f88c-bd8a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 24 months. Payment history not provided on credit report. VOR require to verify.	07/27/2018: Please see full document and clear.	07/27/2018: Audit reviewed VOR documentation, and has determined that said documents submitted verify 24 months of housing payment history. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.80% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  32.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790

300806228	e6badb65-bc8a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third-party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
07/25/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.80% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  32.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790

300806228	d36180e6-1558-4ef5-96ba-503c1638154d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX.  (IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
															07/24/2018: Please rescind this condition. The amount you quoted of the higher amount includes a $XX.XX fee on the insurance policy that should not be included in the amount.	07/24/2018: Audit reviewed and concurs with the Lender Rebuttal, and has determined that annual premium is $X,XXX.XX / 12 equals $XXX.XX which matches the final CD. Condition rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.80% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  32.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790

300806228	97a34eb2-bc8a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		07/27/2018: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.80% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  32.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790

300813741	4435bad5-408f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		07/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300857527	6d57ea63-438f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Housing History	Guidelines require satisfactory housing payment history for 12 months. Payment history not provided on credit report for subject mortgage reflected on title. VOM required to verify 0x30.	8/7/2018: Please rescind. Title supplement shows this was removed and was mistake. There is no history, home is free and clear.	08/09/2018: Received title supplement eliminating exception number 4. Condition cleared.
Full Documentation Full Documentation Loan Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with  19.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 710

300857527	d653957c-358f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		07/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Full Documentation Full Documentation Loan Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with  19.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 710

300822588	bced2417-ad8a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing hazard insurance declaration	Missing hazard insurance declaration page. Upon receipt and review additional condition may apply.	07/27/2018: Please see attached declaration page. Please clear the condition.
07/30/2018: Audit reviewed the Lender Rebuttal, and has determined that the hazard insurance coverage meets FNMA requirements for the loan program. HOI declaration page submitted is deemed acceptable. Condition cleared.  07/27/2018: Audit reviewed the Hazard Insurance Declaration page, and has determined that the dwelling coverage amount is insufficient. The hazard insurance policy submitted reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for  $XX,XXX.XX . A cost estimator from the insurer was not provided. Provide evidence of "GUARANTEED Replacement Costs" or a "Cost Estimator" to verify the insurable amount. Additionally, the declaration page is missing the yearly premium amount. Condition remains.

Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 39.45 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.45% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788

300831961	bf01ccc6-3122-426b-9e38-157e405a60e4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Note	Missing Note	07/26/2018: please see attached note. Please clear the condition.	07/26/2018: Audit reviewed executed copy of the Note, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300831961	93537713-f289-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/19/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300832007	1c1fb530-4789-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Note	Missing Note	07/30/2018: Please see attached Note. Please clear the condition	07/30/2018: Audit reviewed executed copy of the Note, and has determined that said documentation submitted is deemed acceptable. Condition cleared.
300832007	ead6ecb1-2d89-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan originator name and/or NMLS reference number missing on the note.	Missing Note		07/30/2018: Audit reviewed executed copy of the Note, and has determined that said documentation submitted is deemed acceptable. Condition cleared.
300832007	ebd6ecb1-2d89-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan originator organization name and/or NMLS reference number missing on the note.	Missing Note		07/30/2018: Audit reviewed executed copy of the Note, and has determined that said documentation submitted is deemed acceptable. Condition cleared.
300819007	6273e93d-fc2f-4469-b20a-e54763e1dc88	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $X,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

07/23/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300819007	140643d6-3a86-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal		07/16/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300818989	b15a0492-0989-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosures. If the broker is not affiliated with any other businesses provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies
300818989	3ba0bf65-0989-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300845974	dd779b8e-4f3b-4ac2-80ce-9e96d9555fe6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Lender credit on Final CD is inaccurate relative to Initial LE Disclosure:		Lock confirmation reflected Pricing adjustments.
300860810	4aacde06-1f9b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure for Broker not provided.		Finding Deemed Non Material and will be graded a B for all agencies
300860810	2a29af61-1f9b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	The closing date on the final CD Closing Information section is incorrect.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300820079	9aa87e29-fe67-42d1-91ee-3fe4e1f0147d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

07/24/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300855864	72588c7f-6b8f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															07/27/2018: Please see full report and clear.	07/27/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
Reserves are higher than guideline minimum UW Guides require less than 1 month reserves, loan qualified with 2 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.80% Years in Field Co-Borrower has 14 years in Field

300820076	98b422c5-008a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Evidence of Self Employment	Missing copy of current business license for Partnership B reflected on Schedule E.	08/03/2018: Please rescind this condition; A business license is not required when the income is a loss.
08/08/2018:  Upon further review, loss was included in DTI, license not required.  Condition cleared.08/07/2018:  If income is positive and not needed for qualifications, the documentation is not required.  Condition remains.
Years in Primary Residence Borrower has resided in departure residence for 12 years. Full Documentation Full documenttion loan. Years Self Employed Borrower has 5 years Self Employed
300820076	d3fec4e8-ff89-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	Missing evidence the AES/Student Loan was paid in full prior to closing. Additional conditions may apply.
08/23/2018: Sent email to Investor, did you ever find out exactly what XXXX wants updated. There is nothing that we can figure out what needs updated as we have sufficient reserves to cover the outstanding balance. Any help would be greatly appreciated.08/03/2018:  Please rescind this condition per our guideline for the Nationwide High Balance agreement; Excluding Installment Debts with less than 10 Payments ? Installments debts must be included regardless of the payments remaining, unless reserves to cover the remaining outstanding balance are documented. The Borrower has enough in reserves to cover the balance.

08/23/2018: Audit reviewed issue with Student loan, and has determined that AUS requires documentation that supports omission, however said loan is included in DTI, therefore not required. Assets are sufficient to support payoff if required. Less than 10 months left to pay. Condition Cleared. 08/08/2018:  Pending Compliance review.  08/07/2018:  Audit reviewed lender's rebuttal and disagrees.  Per AUS, item #12, provide documentation that supports the omission.  Please provide AUS with this account included to verify AUS will eliminate based on < 10 months.  Condition remains.
Years in Primary Residence Borrower has resided in departure residence for 12 years. Full Documentation Full documenttion loan. Years Self Employed Borrower has 5 years Self Employed
300820076	e789c7df-8c8a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
																07/20/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.	Years in Primary Residence Borrower has resided in departure residence for 12 years. Full Documentation Full documenttion loan. Years Self Employed Borrower has 5 years Self Employed
300820076	68e89957-8e8a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for departing residence on the final application not provided.		08/07/2018: Audit reviewed mortgage statement and tax bill. Escrow $XXX.XX vs. taxes $XXX.XX = $XX.XX escrow for insurance. Condition cleared.	Years in Primary Residence Borrower has resided in departure residence for 12 years. Full Documentation Full documenttion loan. Years Self Employed Borrower has 5 years Self Employed
300820076	cb79fc2e-f089-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		07/19/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Years in Primary Residence Borrower has resided in departure residence for 12 years. Full Documentation Full documenttion loan. Years Self Employed Borrower has 5 years Self Employed
300822511	75ef3385-86f4-42ff-b712-02284bd14302	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

08/02/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300822511	cb811205-3c8c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		07/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300845928	bb503d36-32d6-4eb8-ac34-f1bf8a4b24b5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	Points and Fees exceed threshold. $XX,XXX.XX > $XX,XXX.XX, the maximum Points and Fees permitted by $X,XXX.XX.	07/19/2018: please see attached job aide. please clear the condition
07/19/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300845928	02128e3f-1c85-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		07/12/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300860809	4028f7f0-92a1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD from sale of other property owned	Final Hud-1 from property #1 evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	08/28/2018: Please clear this condition the HUD from sale of REO is attached.	08/28/2018: Audit reviewed executed HUD1 for property listed on Schedule E, and has determined that sufficient evidence was submitted to verify property was sold. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.52% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of744 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 21.4 months’ reserves

300860809	c23e2059-93a1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal.		08/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.52% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of744 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 21.4 months’ reserves

300831754	48eab3b0-ce90-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															07/31/2018: Please see attached XXXXXXXXXXXXXX	07/31/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.21% Years on Job Co-Borrower has 10 years on job Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income

300831754	dc4623d4-ce90-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Borrower's Financed Properties Exceeds Guideline Maximum
A borrower is not eligible for financing if they currently have 1 financed property.  Per the schedule of real estate owned, the borrowers currently (have 1 financed property, which makes them ineligible for financing as guidelines for the conventional 1% down payment program state borrower cannot have any ownership interest in any other residential dwellings at the time of closing.
															08/10/2018: Please rescind this condition due to this is a HB, and not a 1% down product.	08/10/2018: Audit concurs with the Lender Rebuttal, and has determined that this does not apply to subject loan program. Condition rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.21% Years on Job Co-Borrower has 10 years on job Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income

300831754	26b26695-3890-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list the Payee for Homeowner's Insurance. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.21% Years on Job Co-Borrower has 10 years on job Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income

300824265	66c2b27b-b98e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Missing executed HUD1 settlement statement and support of proceed transfer to escrow and satisfaction of existing lien for departure residence.	08/09/2018: Please clear this condition. The CD for sale of REO is attached.
08/09/2018: Audit reviewed Final, true and certified copy of ALTA Settlement Statement for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.

Reserves are higher than guideline minimum UW Guides require #0 months Subject reserves, loan qualified with #5 months excess reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 761 No Mortgage Lates No Mortgage Lates in #19 months reviewed

300824265	db92c5da-b98e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Tax Transcripts
Missing XXXX Wage and Income Transcripts for borrower wage earnings; The loan is considered non QM compliant as either signed tax returns or transcripts are required; additional conditions may apply additional conditions may apply
08/09/2018: Please rescind this condition. The XXXX/XXXX Transcripts were provided along with XXXX NROR.
08/09/2018: Audit re-analyzed income documents for loan program, and has determined that Transcripts were provided. XXXX/XXXX W2 documents were located within the loan file to meet QM requirements. Condition rescinded.

Reserves are higher than guideline minimum UW Guides require #0 months Subject reserves, loan qualified with #5 months excess reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 761 No Mortgage Lates No Mortgage Lates in #19 months reviewed

300824265	de47c33f-b98e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file; CDA in file provided by the lender		07/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require #0 months Subject reserves, loan qualified with #5 months excess reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 761 No Mortgage Lates No Mortgage Lates in #19 months reviewed

300822282	017ad359-2485-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
07/25/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income   No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 90 months payment history with no late payments reported  Years on Job Borrower has 10 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.40 months reserves

300822282	a00dd35f-2285-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		07/12/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income   No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 90 months payment history with no late payments reported  Years on Job Borrower has 10 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.40 months reserves

300865169	f60d67a0-33a6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		08/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300850531	a60ef3f8-d707-4c58-9ec1-d3890b5cf1cc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
08/06/2018: please see attached job aid
08/06/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300822308	46f2eeaa-8b8a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was missing from the loan file.		07/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300822507	19338529-9a83-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review appraisal.		07/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300822586	2ffd4cf7-8688-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		07/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300823195	9b5b35be-568c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings.  Additional conditions may apply.
															07/27/2018: Please see full report and clear.	07/27/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.98% FICO is higher than guideline minimum Loan qualified with FICO of 803 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.00 months reserves

300823195	84cd7370-8a52-40f5-ba0a-7fd1b7ced7cf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
07/30/2018: Please see attachment
07/30/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.98% FICO is higher than guideline minimum Loan qualified with FICO of 803 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.00 months reserves

300823195	3df24e3a-558c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report is missing from the file.		07/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.98% FICO is higher than guideline minimum Loan qualified with FICO of 803 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.00 months reserves

300850418	c5ef742a-6f6b-4f48-8105-f0e299a73972	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
08/01/2018: Please see attached job aide. Please clear the condition
08/01/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300850528	55b10607-919a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Realtor's Conveyancing, Title-Owner's Title Policy (Optional) and Total HOA Fees in section H of the final Closing Disclosure are missing the name of the service provider.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 3.95 months reserves, loan qualified with 45.40 months reserves Years in Field Borrower has 13 years in Field   FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763

300823190	04d6cff6-85cb-4b7f-af6d-3a19270ecc0a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

08/02/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300823190	a2b1477d-5554-4a97-95e0-938e651ead13	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

A Post Closing CD reflecting the Credit Report Fee in section B was provided in the loan file along with LOE to borrower and proof of delivery.  Non-material per SFIG guidance, loan will be graded a B for all agencies.

300824257	6d482e64-1df9-40a9-ad6b-106bc4b845d5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
08/02/2018: Please see attachment
08/02/2018: Audit reviewed initial CD and the electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300824257	c393188a-b191-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Initial CD is missing from the loan file. No-cure-Missing document not provided.
08/02/2018: Audit reviewed initial CD and the electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300831730	997041b6-7f8e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report	A credit report for the borrower was not provided. Additional conditions may apply.	08/09/2018: Please see full document and clear condition.	08/09/2018: Audit reviewed origination Credit Report, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Years in Field Borrower has 23 years in Field   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.45 % Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 20 months of reserves.

300831730	0cd3f427-598c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		07/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years in Field Borrower has 23 years in Field   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.45 % Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 20 months of reserves.

300831727	62cc5a62-908f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Realtor Admin Fee in section H of the final Closing Disclosure is missing the name of the service provider entity assessing the fee. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300863008	a7b3aa11-7c27-4840-8b2c-82ece7c632ad	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The license/NMLS number for Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300845925	5ea12db3-938b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing W-2	Lender's guidelines require 2 years' W-2. XXXX W-2 not provided for both borrowers.	08/14/2018: Please rescind this condition. The documentation already provided; Compensation was reported on 1125E in XXXX
08/14/2018: Audit re-analyzed the income documents, and has determined that for the loan program, the AUS and QM were fulfilled. Two (2) years Tax Transcripts, 1040's and Business Returns were met. Condition rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.56% Reserves are higher than guideline minimum UW Guides require 2 mos reserves, loan qualified with 15.40 months reserves Years Self Employed Borrower has 14 years Self Employed

300850181	b775f683-899d-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration
The Hazard Insurance effective date is after the Note date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.

08/16/2018: This is a HB loan guides allow for the coverage to be at disbursement. The loan disbursed XX/XX, attached is the policy that was included in the credit upload with effective date sufficient for coverage. Please rescind condition.

08/16/2018: Audit reviewed the Lender Rebuttal, and has determined that the Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.

Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  11 months reserves Years on Job Borrower has 12 years on job No Mortgage Lates Credit report verifies 27 months payment history with no late payments reported.

300850181	69620af8-829d-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The NHD fee in section H of the final Closing Disclosure is missing the name of the service provider. Provided corrected CD and LOE to the borrower.		Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  11 months reserves Years on Job Borrower has 12 years on job No Mortgage Lates Credit report verifies 27 months payment history with no late payments reported.

300845828	ab0f25dd-2594-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD from sale of other property owned	Final executed CD from departing residence on the final application evidencing liens paid and netting sufficient cash to close was not provided. Additional conditions may apply.	08/17/2018: Please clear this condition the CD for sale of REO is attached;
08/17/2018: Audit reviewed true and certified copy of the Seller CD for departure residence, and has determined that the documentation submitted is deemed acceptable. Sufficient proceeds were verified for cash to close on subject property. Condition cleared.
Years in Field Borrower has 17 years in Field Years on Job Borrower has 6.5 years Self Employed Full Documentation The loan is full documentation
300845832	426024ec-8b14-444a-8be8-59aaf3f1ae3d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of ($XX,XXX. The lender credit decreased to ($XX,XXX.XX on the final CD  with no indication of a valid COC to account for the ($X,XXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300845832	24ffb02c-228c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300845827	9d308446-1089-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		07/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300864038	fd14f8bb-a095-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in Section B despite evidence of a Credit Report in the file.  The Credit Report Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
300846733	83fcb89e-ed97-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation
Lender's guidelines require retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase.  The loan file is missing evidence of ability to withdraw from 401K.  The statement for account #xxxx on final application reflects a balance of $XX,XXX, the file contains evidence of a wire transfer from this account in the amount of $XX,XXX that is not sourced. Provide source of these funds.
8/9/2018 Please rescind, in XXXXXXXXXX High Balance funds can be backed out from another account. Funds were back out of XXXXXXXXX and XXXXXXXXXXXX and there still enough funds to close.
08/23/18: Assets partially sourced, verified assets sufficient for closing. Cleared08/22/18: Backing out $XX,XXX escrow deposit per Lender's request results in a shortage of funds.  401K was utilized at 80%. the file contains evidence of a wire transfer from this account in the amount of $XX,XXX that is not sourced. In order to clear this condition, please provide the bank statement, generated pre-close, that verifies the balance is sufficient to wire out $XXK. Condition maintained.08/20/2018:  Per compliance, document is unacceptable since it is dated post-closing.  Condition remains.08/20/2018:  Pending further review08/14/2018:  Received evidence of terms of withdrawal.  However, document is dated post-closing resulting in a B rating.  Backing out $XX,XXX escrow deposit per Lender's request results in a shortage of funds.  401K was utilized at 80%.  Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.91% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 772 Full Documentation Full Docuentaion loan.

300861083	1614b425-2c88-45f4-83c1-d352487da61d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

08/02/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 1.03 months reserves, loan qualified with 8.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.08% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781

300846045	feebda55-c3c9-4104-8b1f-b5b9d41b9f4b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
08/15/2018: please see attached job aide
08/15/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 35.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 741 Years on Job Borrower has 22.42 years on job

300846045	326d5441-5e98-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report not provided in file.		08/06/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 35.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 741 Years on Job Borrower has 22.42 years on job

300846521	25623514-ec28-4991-8b66-f8d02c288ff1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE reflects Transfer Taxes of $XX,XXX with no resulting COC for subsequent disclosures. The CD reflects taxes in Section E of $XX,XXX resulting in a variance of $XXX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
08/23/2018: Disagree - Lender credit for $XXX includes; transfer tax cure $XXX & Final inspection cure of $XXX Please rescind the condition.
08/23/2018: Audit reviewed LE, as well as Final CD, and has determined that Section J reflects $XXX credit for increase in closing costs. Final Inspection on LE reflects $XXX vs $XXX final CD for difference of $XXX; AND Tax Transfer on LE reflects $XX,XXX vs $XX,XXX Final CD for difference of $XXX. Lender credit $XXX ($XXX + $XXX). Condition rescinded.

300846505	f4bfb25c-f11f-4054-a50c-75a426ceb541	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file. No Cure - Missing document not provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300846505	278a3c0e-a399-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		08/10/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300850521	ba5724a6-7c8f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for property #1 on the final application not provided.	08/15/2018: Please rescind this condition; The Credit report reflects the Mortgage is FHA and both taxes and insurance are required to be escrowed.	08/15/2018: Audit reviewed the Lender Rebuttal, and has determined that the Credit Report is sufficient evidence for FHA escrow payment confirmation. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 37.87%, loan qualified with DTI of 29.62% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  16.00 months reserves Years Self Employed Borrower has 4.25 years Self Employed

300850521	4b0e1793-7c8f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 37.87%, loan qualified with DTI of 29.62% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  16.00 months reserves Years Self Employed Borrower has 4.25 years Self Employed

300850521	bd4b4a38-7d8f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing
A Desk Review is indicated to be required.  Additionally, the CU Report indicates potential issue with appraisal quality and overvaluation that do not appear to have been resolved.  The file does not contain the required Desk Review.
															08/15/2018: Please rescind this condition. The Desk review was submitted at initial	08/16/2018: Audit consulted with Management, and has determined that an Appraisal, CDA and desk review were all provided and are deemed acceptable. Condition cleared. 08/15/2018: e-mailed XXXX
DTI is lower than guideline maximum UW Guides maximum DTI of 37.87%, loan qualified with DTI of 29.62% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  16.00 months reserves Years Self Employed Borrower has 4.25 years Self Employed

300857056	af90b236-923e-4cb1-ac42-8a4b09fffb8c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.47% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 57.40 months reserves

300857056	b5175979-75e6-4099-beb5-0e9e8317f32c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title-Closing Protection Letter, Title - Premium for Lender's Coverage, Title - Recording Fee and Title - Settlement or Closing Fee are reflected in section C of the final Closing Disclosure.  The borrower selected a service provider from the WLSP for title services.  The title service provider fees should be listed in section B of the CD.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.47% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 57.40 months reserves

300850415	9204b07a-7f0b-4b5b-8d83-3c6e0f07dceb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
08/09/2018: please see attached Initial CD dated X/XX which was disclosed and esigned by borrowers. Please see attached trid history. Please clear the conditiion
08/09/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 811 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported

300864026	2354d11c-0158-46ab-a305-3ab5e0edee4d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. No Cure - Missing document not provided.
08/28/2018: please see attached final wire CD with disbursement date of XX/XX/XXXX that shows the wire was after the RTC. This was included in the credit update. Please rescind as this was included in the credit upload. 08/27/2018: Please see attached CD's. However they were included in the upload. Please rescind condition.

08/30/2018:  Audit reviewed Lender’s rebuttal, document provided and original loan file.  A funding CD, issued XX/XX/XXXX, was located on page 296 with a closing date of XX/XX/XXXX and disbursement date of XX/XX/XXXX.  Condition cleared.08/27/2018: Audit reviewed all CD's, and has determined that the Final CD was executed by the Borrower on XX/XX/XXXX with a Disbursement date of XX/XX/XXXX. However, the borrower's Right to Cancel expired on XX/XX/XXXX therefore the borrower was not given a three (3) days rescission period prior to disbursement. Provide a Notification of error to borrower, reopened rescission, evidence of shipment and corrective CD. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.84% Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 20.84 months’ reserves  FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of  791

300864026	4d060c69-42a2-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal.		08/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.84% Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 20.84 months’ reserves  FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of  791

300855859	01e523f5-988f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD-1 From Sale of Previous Property
Missing Executed Final Closing Disclosure From Sale of Departure Residence with evidence of funds in escrow; Per Lender guidelines the closing disclosure must be executed by the seller(s) and or settlement agent.
08/21/2018: Please clear this condition the final Seller CD stamped is attached.
08/21/2018: Audit reviewed true and certified copy of the Seller CD for departure residence, and has determined that the documentation submitted is deemed acceptable. Sufficient proceeds were verified for cash to close on subject property. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.38% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784 No Mortgage Lates No Mortgage Lates in #99 months reviewed

300855859	2a38511b-fe1c-4933-91c3-a2b26ef7fbe8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX versus the actual Finance Charge of $XXX,XXX.XX for an under disclosure of $XXX.XX which exceeds the $XXX allowable tolerance for Purchase transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower
															8/1/2018: Disagree-Finance charge is correctly stated. Please see attachment.	08/02/2018: Audit recalculated finance charge correcting appraisal report fee & appraisal management fee. No violation. Condition rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.38% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784 No Mortgage Lates No Mortgage Lates in #99 months reviewed

300855859	fb1b12c3-e850-490b-a564-c7d01ae920df	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $100 variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX versus. actual $XXX,XXX.XX an over disclosure of $XXX.XX. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower
Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.38% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784 No Mortgage Lates No Mortgage Lates in #99 months reviewed

300855858	156b4b0f-bf8d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was missing from the loan file.		07/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300863284	4e68feb2-e17f-469f-bb08-ee235a242388	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
08/22/2018: Please see attached job aide. Please clear the condition.
08/22/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 6.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775 Years on Job Borrower has 9.42 years on job

300855857	3dfbea02-d99f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		08/15/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300856756	f31871d2-1c94-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	The effective date on the hazard policy is dated XX/XX/XXXX, which is after the funding date.	08/03/2018: Please see attachment	08/03/2018: Audit reviewed HOI, and has determined that said document is dated the same day as consummation. Documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 804 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 18.60 months reserves

300855986	9ba84a4b-11aa-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.	09/04/2018: CDA	09/04/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300855856	5d37c61d-0e9c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to Obtain Required Documentation	Evidence of payoff of auto loan per AUS missing from loan file. Additional conditions may apply.	08/21/2018: Please rescind this condition; The disbursement ledger reflects the XXXXXX XXX being paid at close. assets available verified.
08/21/2018: Audit reviewed the final CD, and has determined that page 3 reflects "debts to be paid off (see addendum)" with Addendum located on page 325 which matches CD auto payoff amount. Condition rescinded.

FICO is higher than guideline minimum UW Guides require FICO 680, loan qualified with FICO of 774 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 91.50 months reserves Years in Field Borrower has 29 years in Field

300855856	302d5f79-339b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation	Missing documentation showing borrower receives VA derived income as noted on the loan application.
08/27/2018:  The Borrowers cert of eligibility shows he is receiving $XXX in monthly disability.. The income is grossed up 08/21/2018: Please rescind this condition; Attached verification from VA for disability benefit attached. see ;Listed within Funding fee explanation.

08/27/2018: Audit reviewed evidence of VA income, and has determined that documentation submitted is deemed acceptable. Condition cleared. 08/21/2018: Audit reviewed income, and has determined that Base employment and Pension income were verified. However, missing income verification/calculations for VA benefits of $X,XXX.XX. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO 680, loan qualified with FICO of 774 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 91.50 months reserves Years in Field Borrower has 29 years in Field

300855856	cc3bec45-50b6-4cb9-8f09-765bef93f73a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	$XX,XXX> $XX,XXX.XX maximum Points and fees allowed by QM	08/15/2018: You can exclude the non-XXX appraisal fee to cure the fail. It is failing by $XXX.XX and the non-AMC appraisal fee is $XXX. Please rescind the condition
08/15/2018: Audit re-analyzed the "Appraisal Management Company Fee", and has determined that said fee is an excludable fee and NOT included in the finance charge calculations. Loan is does NOT fail QM Points and Fees. Condition rescinded.

FICO is higher than guideline minimum UW Guides require FICO 680, loan qualified with FICO of 774 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 91.50 months reserves Years in Field Borrower has 29 years in Field

300875937	b8eedae7-729f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines	Lender guidelines reflects a DTI of 43%. Due to the miscalculation of debts, the actual DTI is 45%. Lender did not include taxes and insurance for departing residence.	08/27/2018: Please see use of capital gains and clear.
08/29/2018: Lender provided an updated AUS, guidelines for use of capital gains and an income worksheet.  The loan file contained the required documentation for the use of capital gains, and adding the capital gains into the income the DTI is within tolerance.  Exception cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13 months reserves Years in Field Borrower has 15 years in field
300875937	01e17677-ec9e-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report	A credit report for the Borrowers was not provided	08/27/2018: Please clear this condition. The Credit report is attached.	08/27/2018: Audit reviewed Credit Report, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13 months reserves Years in Field Borrower has 15 years in field
300875937	da20626d-339e-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal and title.	08/27/2018: Please rescind this condition as they all appear the same to me. Tell us exactly what numbers you think don't match.	08/27/2018: Audit re-analyzed Title documents, and has determined that the most current (updated) Title reflects the correct APN to match Appraisal and Mortgage. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13 months reserves Years in Field Borrower has 15 years in field
300860585	a34c199a-5b9b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Hazard Insurance Declaration	The HOI declaration page is missing the policy expiation date.	08/15/2018: please see attached policy	08/15/2018: Audit reviewed active Hazard Insurance Policy, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300856498	016ad052-750f-4d19-b420-0845aa44661e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

08/02/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.45% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 742

300856498	4ec1563b-43e2-4191-96cb-20e62790b879	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
08/03/2018: Please see attached Initial CD dated XX/XX and the trid history (included in original credit upload) showing that the borrower received and esigned. Please clear the condition
08/03/2018: Audit reviewed initial CD, electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.45% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 742

300862867	b7d92857-25a2-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/20/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.1% variance. Variance within acceptable tolerance. Condition Cleared.
300868579	a4656fcf-4097-4068-aca5-a277f74245ce	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO.  Provide corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum 787 FICO > 680 minimum required per guidelines DTI is lower than guideline maximum 35.83% DTI < 43% max per guidelines Disposable Income is higher than guideline minimum $XX,XXX.XX disposable income > $0 required by guidelines

300868579	ec697ef9-c1a0-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		08/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum 787 FICO > 680 minimum required per guidelines DTI is lower than guideline maximum 35.83% DTI < 43% max per guidelines Disposable Income is higher than guideline minimum $XX,XXX.XX disposable income > $0 required by guidelines

300861158	e48516bc-53a2-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300856753	2a91c9e6-569a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.

08/24/2018: VOE exception granted, pay stub serves as reasonably reliable third party verification of employment.08/23/2018: Please clear this condition; a paystub dated X/X/XXXX is attached. Borrower is less than XX % owner in the business and is qualifying from K1 income with less than XX% ownership.

08/24/2018: VOE exception granted. Condition Acknowledged08/23/2018: Audit reviewed the Lender Rebuttal, and has determined that a paystub in lieu of a VOE is NOT acceptable. Provided VVOE within 30 days of the Note day. Per FNMA, the conversation must be documented. It should include the following: name and title of the person who confirmed the employment for the lender, name and title of the person who completed the verification for the employer, date of the call, and the source of the phone number. Condition remains.

Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with  4.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.39% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801.

300856753	6b30ff7f-569a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report	A credit report for the borrower was not provided. Credit report in file is not for the borrower.	08/23/2018: Please clear this condition the credit report is attached.	08/23/2018: Audit reviewed Credit Report, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with  4.10 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.39% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801.

300862878	5b1a2f4a-f590-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Insufficient Reserves
 16 mos < 24 mos required, per lender.  Assets verified  of $XXX,XXX.XX, minus cash to close of $XXX,XXX.XX = $XXX,XXX.XX for reserves which is not sufficient for the subject and  additional financed properties

08/30/2018:  Audit reviewed original loan file and recalculated assets.  Verified assets $XXX,XXX.XX _ CTC $XXX,XXX.XX – EMD $XX,XXX – reserves subject $XXX,XXX.XX – other REO reserves $XX,XXX.XX = $XX,XXX.XX excess funds.  Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762 Years in Field : Borrower has 12 years in Field Full Documentation The loan is full documentation
300862878	21f80596-6a37-4e63-819b-5ee5abfc2a08	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Application and Consumer Score Disclosure not provided.		Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762 Years in Field : Borrower has 12 years in Field Full Documentation The loan is full documentation
300860821	5227f2bc-27a2-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		08/21/18: CDA reflecting a value of $XXX,XXX.XX which is a -0.0% variance. APN, Legal Description and address match. Condition Cleared.
300857562	644604fc-2b97-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years.  XXXX personal tax return was not provided for the borrower.  File is missing XXXX Tax Filing Extension for the primary borrower.
															08/29/2018: Please rescind this condition the XXXX was sent with initial upload.	08/29/2018: Audit reviewed the Lender Rebuttal, as well as XXXX XXXX for borrower, and has determined that said document submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.55% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.90 months reserves

300857525	5b1804ea-fed4-477b-aa69-28e98ed22110	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
08/13/2018: please see attached job aid
08/13/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300857525	bef08cc7-b591-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		07/30/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300870719	5a1ca483-7aa1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Hazard Insurance Shortfall	The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX. The replacement cost is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XX,XXX.XX.	08/22/2018: The attached policy provided states that there is an extended dwelling endorsement at 125%, coverage is sufficient. Please rescind as this was originally provided.
08/22/2018:  Audit re-analyzed the loan file, and has determined that the cost estimator provided from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.20% Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  35.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770

300865349	47f7c64a-5af8-4bd6-9998-f5cc9fe6f06f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300876933	b19714ce-7ea1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for property #1 on the final application not provided.	08/31/2018: Please rescind this condition. Per the credit report this is an FHA loan for Property#1 so taxes and insurance are always included in the payment.
08/31/2018: Audit reviewed the Credit Report, and has determined that said document indicates loan on property #1 is an FHA which is sufficient confirmation to verify escrows included within monthly mortgage payment. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.38% Years on Job Borrower has 8 years on job Full Documentation The loan is full documentation
300876933	b6ea12c8-c115-4f9e-858a-a0d1aa5fce90	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
08/28/2018: Please see attachment
08/28/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.38% Years on Job Borrower has 8 years on job Full Documentation The loan is full documentation
300876933	a9e69df9-7fa1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.38% Years on Job Borrower has 8 years on job Full Documentation The loan is full documentation
300863074	dcd0cc3f-85a1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet for Schedule C Business on coborrower's XXXX and XXXX tax returns. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.

Please rescind. There is no Sch C income anymore. 1040s for XXXX and XXXX came from 1099 income. There is a VOI sent and 1099 sent that show borrower no longer works there, therefore borrower is not self employed any more. Profit and Loss and Balance sheet are only needed for borrowers who have self employment. I also provided Final Loan app borrower signed to confirm Sch C income was 1099 income and VOI shows borrower no longer works there.

08/27/2018: Audit re-analyzed the income documents, and has determined there is sufficient evidence in the loan file that the borrower no longer performs Self Employment activities for Schedule C business. Condition cleared. 08/24/2018: Audit reviewed lender's response however Sch C Business is listed on application as current employer. In addition, the Self Employment Calculator in file reflects comment from underwriter that Sch C income will not be used however will condition for P&L and Balance Sheet. Condition remains. 08/21/18: File is missing the Balance Sheet for Schedule C Business on coborrower's XXXX and XXXX tax returns. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage. Condition maintained.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.69% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 720

300863074	a76a319d-85a1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for Schedule C Business Schedule C Business on coborrower's XXXX and XXXX tax returns. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.

08/27/2018: Audit re-analyzed the income documents, and has determined there is sufficient evidence in the loan file that the borrower no longer performs Self Employment activities for Schedule C business. Condition cleared. 08/24/2018: Audit reviewed lender's response however Sch C Business is listed on application as current employer. In addition, the Self Employment Calculator in file reflects comment from underwriter that Sch C income will not be used however will condition for P&L and Balance Sheet. Condition remains. 08/21/18: File is missing the YTD XXXX P&L Statement for Schedule C Business on coborrower's XXXX and XXXX tax returns. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage. Condition maintained.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.69% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 720

300860580	19e508ba-e79b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/10/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300860804	f78fe1fa-0a9c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing final application (1003)	A final application executed by the co-borrower was not provided.	08/28/2018: Please clear this condition. Please accept the following signed application for co-borrower as there are not significant changes.	08/28/2018: Audit reviewed Application, and has determined that said document is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 726 Reserves are higher than guideline minimum UW Guides require no  reserves, loan qualified with  14.9 months reserves Full Documentation Full Documentation loan.

300860804	8933ed74-f99b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		08/10/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 726 Reserves are higher than guideline minimum UW Guides require no  reserves, loan qualified with  14.9 months reserves Full Documentation Full Documentation loan.

300860789	eab6289c-32fa-49bc-8bb3-58aab0bdd4d5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX  threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

08/07/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300863073	7f3f1bda-65a1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		08/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300870684	0da845a8-109f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Documentation
The Lender’s Overlays indicate that the Lender will service a maximum number of 6 loans per borrower.   The Borrower’s Schedule of Real Estate Owned indicates that Property #6 is owned by the borrower.  Documentation supporting that the Borrower has no ownership interest in Property #6 and that the maximum number of loans to one borrower has not been exceeded.  Additional conditions may apply upon receipt.

08/27/2018: I do not count that one borrower has more than 6 properties. Each borrower individually has less than 6. Please point out which 6 any borrower owns please. xxxx is on mortgage for properties that start with XXX, XXXX, XXXXX, XXX and XXXX. xxxx is on mortgage for XXX, XXXX, XXXX and XXXX. xxxx is on mortgage for 4 properties andxxxx is on mortgage for 5 (even with one more it is 6 which is fine).

08/28/2018: Audit located all evidence of mortgages for REO properties, and has determined that EACH borrower has NO more than 6 mortgage with the Lender. Condition rescinded. 08/27/2018: Audit re-analyzed REO properties, and has determined that borrower owns XXXX, XXX, XXX, XXXXX and XXXX. Co-borrower owns XXXXX, XXXXX, XXXX, XXXX, XXXX, XXX and XXXX. Condition remains. 08/21/18: Property #6 is owned by the borrower. The Lender’s Overlays indicate that the Lender will service a maximum number of 6 loans per borrower. Condition maintained.

DTI is lower than guideline maximum UW Guides maximum DTI of 31.52%, loan qualified with DTI of 11.681% Years in Primary Residence Borrower has 3 years in primary residence with all payments as agreed Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  17.2 months reserves

300870684	66e61b88-109f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.

08/21/18: Lender provided the signature pages for  XXXX and XXXX. XXXX on extension Pg 560 for business #1 on the final 1003. Lender provided the signature page for the XXXX return for the business shown of Schedule E of the borrowers XXXX 1040.  It shows started in XXXX. XXXX on extension Pg 665. Other businesses, an LOE was provided showing dissolved.  Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 31.52%, loan qualified with DTI of 11.681% Years in Primary Residence Borrower has 3 years in primary residence with all payments as agreed Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  17.2 months reserves

300870684	0501ce6b-109f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet	Missing current XXXX Balance Sheet for Schedule C Business. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.		08/21/18: Lender provided the current year balance sheet for the borrower's Schedule C businesses. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 31.52%, loan qualified with DTI of 11.681% Years in Primary Residence Borrower has 3 years in primary residence with all payments as agreed Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  17.2 months reserves

300870684	6b93c540-109f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Schedule C Business. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.		08/21/18: Lender provided the YTD P&L's for the borrowers schedule C businesses. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 31.52%, loan qualified with DTI of 11.681% Years in Primary Residence Borrower has 3 years in primary residence with all payments as agreed Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  17.2 months reserves

300870684	f153aed4-019f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal and mortgage.	08/27/2018: Please see corrected appraisal and clear.
08/27/2018: Audit reviewed corrective Appraisal, and has determined that the APN matches on all pertinent documents. Condition cleared. 08/21/18: Appraisal APN must be consistent between the Mortgage and Title. Condition maintained.

DTI is lower than guideline maximum UW Guides maximum DTI of 31.52%, loan qualified with DTI of 11.681% Years in Primary Residence Borrower has 3 years in primary residence with all payments as agreed Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  17.2 months reserves

300865203	45a5b08a-e29b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		08/10/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300864025	eb8bb4ed-b1a1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		08/21/18: CDA reflecting a value of $XXX,XXX.XX which is a -0.0% variance. APN, Legal Description and address match. Condition Cleared.
300875936	18125fac-bf0a-4670-a9ce-4b10c6738992	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	Missing Initial Escrow Account Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.2 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 699 Years in Field Borrower has 10 years in field

300864363	679ce692-739b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report is missing from the file.		08/10/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300863072	edadec9c-4da5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
300863072	0c0a31a3-4da5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/27/2018: A CDA provided reflecting a value of $XXX,XXX0 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300862877	22dc9f96-3ba2-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The license number of the Settlement Agent is missing. Provided re-disclosed CD and LOE to the borrower.		A Post Close CD reflects the license number of the Settlement Agent. Non-material per SFIG guidance, loan will be graded a B for all agencies
300862877	8e531fcf-8da1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		08/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300862876	1d1b8070-5bf2-4290-870b-961dfcb4fbbb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO.  Provide corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300862876	b63abd54-0eaa-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		09/04/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300862857	e43036a0-6122-46f6-8d56-243356a748f1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX.XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
08/23/2018: Please see attached job aide. Please clear the condition.
08/23/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300864362	70312c40-b2a1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in Section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO. Provide corrected CD and LOE to the borrowers.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300864362	0f8ae131-b2a1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		08/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300863360	8d940517-8f99-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to obtain Employment Verification	A verbal verification of employment (VVOE) no more than 10 business days prior to the note date as required by lender's guidelines was not provided for borrower.	08/22/2018: Please rescind. VVOEs are now good for 30 days.	08/22/2018: Audit acknowledges the client approved guideline exception for VOE outside of XXXX guidelines. QM requirements have been met. Loan will be rated a B.
Years in Field Borrower has 20 years in Field   Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualifies with 15 months reserves No Mortgage Lates UW guidelines require 0x30 for the most recent 24 months, loan quailifes with 99 months at 0x30 reporting on the credit report.

300863360	45e3d488-ecf6-4d21-a89f-91c1d45ffc80	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
															8/9/2018: Please rescind this condition. The amount you quoted of the higher amount includes a $XX.XX “fee” on the insurance policy that should not be included in the amount.	08/13/2018: Audit reviewed Lender's rebuttal, insurance certificate and closing disclosure. No violation. Condition rescinded.
Years in Field Borrower has 20 years in Field   Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualifies with 15 months reserves No Mortgage Lates UW guidelines require 0x30 for the most recent 24 months, loan quailifes with 99 months at 0x30 reporting on the credit report.

300863360	817b88fc-5573-4c65-b6bd-eaac1df10487	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment.  The CD shows the payment amount as $X,XXX.XX, the calculated payment amount is $X,XXX.XX. The lender did not use the correct total premium for the hazard insurance. Lender used $X,XXX,XX.  The correct premium is $X,XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
															8/9/2018: Please rescind this condition. The amount you quoted of the higher amount includes a $XX.XX “fee” on the insurance policy that should not be included in the amount.	08/13/2018: Audit reviewed Lender's rebuttal, insurance certificate and closing disclosure. No violation. Condition rescinded.
Years in Field Borrower has 20 years in Field   Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualifies with 15 months reserves No Mortgage Lates UW guidelines require 0x30 for the most recent 24 months, loan quailifes with 99 months at 0x30 reporting on the credit report.

300863360	974194bd-69e6-4ca4-b0cc-eda8d2f18c9c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XX.XX for the hazard insurance vs. the actual amount of $XX.XX.  (IN ESCROW)  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
Years in Field Borrower has 20 years in Field   Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualifies with 15 months reserves No Mortgage Lates UW guidelines require 0x30 for the most recent 24 months, loan quailifes with 99 months at 0x30 reporting on the credit report.

300865201	b9073786-2fde-4664-beb6-694e6d3269db	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
08/15/2018: please see attached job aide
08/15/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

300863001	7f2c87ba-179f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Missing hazard insurance declaration	A hazard insurance declaration with an effective on or prior to the disbursement date for the subject property was not provided.
Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 693 Years on Job Borrower has 10.67 years on job

300863001	1186e7dc-fc11-4788-b236-f110e025411e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
08/22/2018: Please see attachments
08/22/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 693 Years on Job Borrower has 10.67 years on job

300863001	39db9f08-711d-4348-9701-2bcdde869675	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title - Recording Fee is reflected in section B of the final Closing Disclosure.  The borrower shopped for their own Title - Recording Fee and did not use the provider on the WLSP. The Title - Recording Fee should be listed in section C of the CD.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 693 Years on Job Borrower has 10.67 years on job

300863283	ebcda295-51a1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to obtain Employment Verification	An employment verification within 10 days of the note date as required by lender's guidelines was not provided for borrower.	8/17/2018: On Nationwide High Balance VVOEs are good for 30 days. Please rescind.	08/20/2018: Audit acknowledges the client approved guideline exception for VOE outside of XXXX guidelines. QM requirements have been met. Loan will be rated a B.
Years in Field Borrower has 12 years in field. Years in Primary Residence Borrower has 13 years in prior primary residence.  Reserves are higher than guideline minimum Borrower has 2.9 months reserves when AUS required zero.

300866832	e79b9512-43a2-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet for Business A on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
															08/23/2018: Please clear this condition the balance sheet is attached.	08/29/2018: Lender provided balance sheet. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 Years on Job Borrower has 12 years Self Employed Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 109 months reserves

300863359	21c9497b-8fa4-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Appraisal Review Missing.		08/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW guides do not require reserves, loan qualified with 80.90 months reserves. FICO is higher than guideline minimum UW guides require a FICO score of 580, loan qualified with a FICO score of 763. Years in Field 18 years same field.

300870699	b5f0a556-d448-4cd3-8a44-ad938703d13c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300870699	8328b608-8698-42b4-9f2c-78f19806120c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.	Special Information Booklet not provided within 3 business days of application date.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300870699	a3c2858e-2eaa-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing		09/04/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300863282	4b7a84f6-fed8-4687-8625-cdb61e68fda6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure for the Broker not provided.		Finding deemed non-material
300863071	77a95b51-55a2-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is missing from the loan file.		08/21/18: CDA reflecting a value of $XXX,XXX.XX which is a -0.0% variance. APN, Legal Description and address match. Condition Cleared.
300864377	06fc6be6-ddb9-4174-ab03-ad84beabe913	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title fees are reflected in section C of the final Closing Disclosure.  The borrower selected a service provider from the WLSP for title services.  All the title service provider fees should be listed in section B of the CD.  Provide corrected CD and LOE to the Borrower.
Finding deemed non-material, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.55% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 34.10 months reserves

300863279	4987af29-3d9c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal		08/13/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300870585	c4969390-91d9-4063-a302-8b3b0876ca19	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO.  The CD in file is also missing the Appraisal Fee. Settlement fees must all be disclosed to the consumer regardless of who pays them.   Provide corrected CD and LOE to the borrower.
																Non-material per SFIG guidance, loan will be graded a B for all agencies. Appraisal fee was disclosed on post consummation corrective CD.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780. No Mortgage Lates No mortgage lates in 28 months Years in Field Borrower has 6 years same field
300870585	46896ba2-c6e9-456f-a378-0a74d5acc2ae	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Contact State ID or Contact State License ID of the Settlement Agent is missing.  Provide re-disclosed CD and letter of explanation.
																Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780. No Mortgage Lates No mortgage lates in 28 months Years in Field Borrower has 6 years same field
300870585	4afd3dc1-42a2-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Review appraisal missing.		08/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780. No Mortgage Lates No mortgage lates in 28 months Years in Field Borrower has 6 years same field
300863372	8b1b6b5e-60a5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal.		08/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300866864	e56e5d7e-f04a-4571-addf-9fa7891d17a0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
08/13/2018: Please see attachment
08/13/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300866864	cb7b7ff4-ae9a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		08/10/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300863609	adf0e2b7-589f-4b23-92eb-5ad6b9d4929f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO.  Provide corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum 788 FICO > 680 minimum required by guidelines Disposable Income is higher than guideline minimum $XXXX.XX  disposable income > $0 r equired by guidelines Reserves are higher than guideline minimum 6.5 months reserves > 0 months required by guidelines

300863609	51816fd7-229f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	Section H of the final Closing Disclosure lists a Home Inspection Report Fee and a Home Warranty fee with no payee. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum 788 FICO > 680 minimum required by guidelines Disposable Income is higher than guideline minimum $XXXX.XX  disposable income > $0 r equired by guidelines Reserves are higher than guideline minimum 6.5 months reserves > 0 months required by guidelines

300863609	6bf94feb-219f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		08/15/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum 788 FICO > 680 minimum required by guidelines Disposable Income is higher than guideline minimum $XXXX.XX  disposable income > $0 r equired by guidelines Reserves are higher than guideline minimum 6.5 months reserves > 0 months required by guidelines

300866867	14af7b47-e253-4c29-b780-be6709051781	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	Points and fees exceed state threshold. $XX,XXX.XX > $XX,XXX.XX, the maximum Points and fees permitted, by the State of XXXXXXXXX.	08/28/2018: please see attached job aid
08/28/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

FICO is higher than guideline minimum 764 FICO > 680 minimum required by guidelines DTI is lower than guideline maximum 32.35% DTI < 43% max per guidelines Years in Field CoBorrower has 21 years in field

300866867	f304271f-2da2-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing CDA Report.		08/21/18: CDA reflecting a value of $XXX,XXX.XX which is a -0.0% variance. APN, Legal Description and address match. Condition Cleared.
FICO is higher than guideline minimum 764 FICO > 680 minimum required by guidelines DTI is lower than guideline maximum 32.35% DTI < 43% max per guidelines Years in Field CoBorrower has 21 years in field

300865166	473303a6-6fa5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in Section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO. Provide corrected CD and LOE to the borrowers.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300865166	72c35394-6fa5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		08/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300864375	af64ffe2-7ca5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA report is missing.		08/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300864858	574d7bc6-23a6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report  in the file. The review fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
08/10/2018 Cured Post Close-Non-material per SFIG guidance, loan will be graded a B for all agencies
300864858	064c8622-14a6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal		08/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300876622	a9791b0d-2ba2-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report not provided in file.		08/21/18: CDA reflecting a value of $XXX,XXX.XX which is a -0.0% variance. APN, Legal Description and address match. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.78% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 708 Years in Field Borrower has 24 years in Field

300872549	a53d488b-f0cc-43bf-b5d2-3bb6e75a1a26	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report, Appraisal Fee and Appraisal Inspection Fees in section B of the final Closing Disclosure are paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO.  Provide corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300872549	c297801a-52a6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Review Appraisal Missing.		08/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300865646	a05919be-40a6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing.		08/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300865391	5a58b884-eba0-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in Section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO. Provide corrected CD and LOE to the borrowers.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300865391	0ba90b7a-eba0-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		08/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300882725	5fc1face-0ea2-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in Section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO. Provide corrected CD and LOE to the borrowers.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300882725	ed266cc1-0ea2-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		08/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300866934	1ccb4d0d-14d2-493c-a32e-0557e0949933	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO.  Provide corrected CD and LOE to the borrower.
																Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum 795 FICO > 680 minimum required by guidelines Years in Field Borrower in same field 11 years Years on Job Borrower on same job 11 years
300866934	54286da6-ab69-4907-b90d-6e3ec28f1e44	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The state ID of Settlement Agent or Agent's Contact is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum 795 FICO > 680 minimum required by guidelines Years in Field Borrower in same field 11 years Years on Job Borrower on same job 11 years
300866934	326270ce-69a6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing CDA Report.		08/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum 795 FICO > 680 minimum required by guidelines Years in Field Borrower in same field 11 years Years on Job Borrower on same job 11 years
300875164	98d30f00-7fa1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	Missing loan approval form 1008.		08/24/2018: Lender provided final 1008. Condition cleared.
FICO is higher than guideline minimum 797 FICO > 680 minimum required by guidelines Reserves are higher than guideline minimum 7.40 months reserves > 0 months required by guidelines Years in Field Borrower in same field 14 years

300875164	6e90ff66-47a2-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO.  Provide corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum 797 FICO > 680 minimum required by guidelines Reserves are higher than guideline minimum 7.40 months reserves > 0 months required by guidelines Years in Field Borrower in same field 14 years

300867346	66d4f966-75a4-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was missing from the loan file		08/21/18: CDA reflecting a value of $XXX,XXX.XX which is a -0.0% variance. APN, Legal Description and address match. Condition Cleared.
300867364	7873ae52-e9de-4c13-a25a-401542aca440	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
08/23/2018: Please see attachment
08/23/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779 Years in Field Borrower has 10 years in field

300882720	22ef6c5a-f349-4d3a-9d8e-8d54e3dc753c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Point and fees exceed maximum.  $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
08/30/2018: Lender provided job aide and audit confirmed discount points are bona fide. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.94% Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 24.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797

300882720	b9b0b65a-78a5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		08/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.94% Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 24.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797

300868574	dedd2200-7638-4253-9df9-579c678706d7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	The required Home Loan Toolkit is missing from the loan file.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300868574	9efa8dba-e2a6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation is missing from the loan file.		08/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300870573	97556980-87a1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300870534	1ebf8241-45a6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		08/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300870581	4174c8f2-57a5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal		08/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years on Job Borrower has 6 years on job FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 761 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  21.51%

300882458	d1c09e4f-6fc5-4645-99f4-51147188d46d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO.  Provide corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 751. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.88% Years on Job Borrower has 37 years on job.

300882458	a88db54c-11a2-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Review appraisal missing.		08/29/2018: CDA value 0% variance, Condition Cleared
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 751. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.88% Years on Job Borrower has 37 years on job.

300876056	7efe8c9f-eca6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report  in the file. The review fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
08/17/2018 Cured Post Close-Non-material per SFIG guidance, loan will be graded a B for all agencies
300876056	00d7a078-a60b-49e5-939f-305579a648f1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent
The Final CD dated reflects Title-Premium for Lenders Coverage and the LE dated XX/XX/XXXX reflects Title- Title Insurance Binder. The naming convention is not consistent.  Provide corrected CD and letter of explanation to the Borrower.
Cured Post Close-Non-material per SFIG guidance, loan will be graded a B for all agencies
300876056	b713c06a-d2a6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal.		08/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300872543	5e5c14c9-83a4-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300801589	66d81f24-a79a-4bbd-b854-1cadfd67a29f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing broker and lender affiliated business disclosure.		5/31/18: Finding deemed non-material, loan will be graded a B for all agencies
300801589	5af3b991-0e65-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing CD originated with revised rate lock X/XX/XX. The CD is missing from the loan file. No Cure - Missing document not provided.
06/26/2018: The correspondent is the lender on this loan and they locked the loan on X/XX/XX in their system and redisclosed the associated X/XX/XX LE. The X/XX/XX lock was an investor lock with XXX and thus a redisclosed CD was not necessary. Please clear condition 06/12/2018:  The X/XX/XX lock was an investor lock with XXX and thus a redisclosed CD was not necessary. Please rescind condition

06/26/2018: Audit re-analyzed the LE/CD documents, and has determined that LE (once the loan was locked on X/XX) reflected $XXXX as an origination fee.  The final CD reflects the same, therefore there is no tolerance violation and no redislcosure would be required. Condition rescinded. 06/12/2018:  Audit reviewed Lender’s rebuttal and disagrees.  Change of circumstance (lock), page 309, reflects compensation of $XXXX.  Loan closed with compensation of $XXXX.XX.  Disclosure tracking history, page 592, reflects a lock date of X/XX and a TRID document was generated. Condition remains.

300801589	f81c6b79-0865-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA is missing from the file.		06/06/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300760581	6c9b7236-b491-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	Missing third party fraud tool for co-borrower	Please see attached fraud guard report reflecting data for both borrowers XXXXXXX XXXXXXX and XXXXXXXX XXXXXXX. Please rescind this was included in original credit upload	08/01/2018: Audit reviewed Lender's rebuttal and original loan file. Fraud report for both borrowers located on page 689. Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 35.6  months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 96 months payment history with no late payments reported

300760581	bd9e63c0-b391-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Missing current mortgage statement and evidence of taxes for REO 2.
08/02/2018:  Received evidence of P&I and HOA dues.  Condition cleared.08/01/2018:  Received evidence of taxes & insurance for REO #2 (X XXXXXXX XX)  Insurance was provided in original loan file.  Please provide evidence of P&I.  Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 35.6  months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 96 months payment history with no late payments reported

300760581	bc497616-b491-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing K-1	Missing K-1 for XXXX for co-borrower		08/01/2018: Received co-borrower's XXXX K-1. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 35.6  months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 96 months payment history with no late payments reported

300760581	11cb06fe-b391-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing W-2	Missing W-2 for XXXX for co-borrower		08/01/2018: Received co-borrower's XXXX W-2. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 35.6  months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 96 months payment history with no late payments reported

300812090	fda170bf-21c9-479b-8879-6b453383c8d7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Toolkit		Finding deemed non-material, loan will be graded a B for all agencies
300786226	121994ec-be69-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		06/08/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300789575	61c1179d-426b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing HUD from sale of other property owned	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.
07/06/2018: Good morning, Please rescind the above condition as the borrowers did not sell their departure residence. Evidence of this was provided in the loan file sent to lender (DU findings dated X/XX/XX including the borrowers' piti for departure res., and a lease agreement documenting they chose to rent this property instead (entire piti was included though) ). The borrowers had already made a $XX,XXX emd of which was documented and needed only $X,XXX to close. The borrowers documented over $XX,XXX and had sufficient funds to close without selling their departure residence. DTI ratio 40.40% without selling departure residence. Thank you.

07/06/2018: Audit concurs with the Lender Rebuttal, and has determined that the re-calculation of REO which includes the departure residence PITI has a final DTI of 40.06%. Assets/Reserves have been verified and are sufficient to meet DU requirements. Condition rescinded.

FICO is higher than guideline minimum UW guides require a FICO score of 700, loan qualified with a FICO score of 803. Years in Primary Residence Borrower has resided in primary residence for 7 years Years on Job Borrower has 10 years on job

300789575	b9072810-06d8-4ce5-8c3d-c3c8f1d5a0ff	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure  indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $XXXX.XX a month. The lender used the incorrect amount of $X,XXX.XX for the  taxes/hazard insurance/HOA vs. the actual amount of $X,XXX.XX. Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW guides require a FICO score of 700, loan qualified with a FICO score of 803. Years in Primary Residence Borrower has resided in primary residence for 7 years Years on Job Borrower has 10 years on job

300789575	e23409a7-416b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report was not provided in file.	06/11/2018: CDA	06/11/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW guides require a FICO score of 700, loan qualified with a FICO score of 803. Years in Primary Residence Borrower has resided in primary residence for 7 years Years on Job Borrower has 10 years on job

300791541	0b33e472-f697-4b61-b32e-f6cc58d5f003	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.		Finding deemed non-material, loan will be graded a B for all agencies
300791541	934c9132-bb94-4a45-b839-ea110a51fd1b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.	Special Information Booklet not provided within 3 business days of application date. The Special Information Booklet was provided on XX/XX/XXXX, the application date was XX/XX/XXXX.		Finding deemed non-material, loan will be graded a B for all agencies
300791541	3b127145-e141-46d4-ba06-4633931d30f9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Application is dated XX/XX/XXXX.		Finding deemed non-material, loan will be graded a B for all agencies
300791541	35674ffa-9b69-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Cert in the file. The review fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300791541	b8d7c004-8969-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		06/08/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300770226	435a2511-416f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines	Lender guidelines reflects a DTI of 43%. Due to the miscalculation of debts, the actual DTI is 44.98%.
07/20/2018: Please clear this condition; A 1008 is attached reflecting the REO ; depart res was paid off per fannie guideline PA uploaded. and CD for sale of property was also received is also attached.Please clear this condition the attached pays tubs and lox reflect per Borrowers lox the pay stub YTD reflects only his new position he started. Which on the pay stub started X/XX his current salary and YTD reflects the one check started X/XX. X/XX-X/XX The calculation would be $XXXXX.XX /X.XX =$XXXXX.XX which is enough to support salary;

07/20/2018: Audit reviewed documentation for sale of the departure residence, and has determined that XXXX guidelines for pending sale of current principle residence have been met. Purchase Contract was executed and dated PRIOR to subject loan closing by all parties. Confirmation that any financing contingencies have been cleared was provided via executed Final Seller's Settlement Statement dated the day after subject closing. PITI for the departure residence was removed with new DTI of 36.20%. Condition cleared.    06/28/2018:  Audit recalculated income and debts.  Audit income (borrower) base $XXXX.XX x XX/XX = $XX,XXX.XX per month, from X/XX pay stub. Audit income (co-borrower) base $XXXX.XX, average commission & bonus $XXXX.XX = $XXXX.XX from WVOE.  Debts $XXXX from X/XX credit report + negative rent $XXXX.XX = $XXXX.XX.  PITIA $XXXX.XX + $XXX.XX + $XX + XXX.XX = $XXXX.XX.  Recalculated DTI 44.06%.  Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 746 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with  4.50 months reserves Years on Job Borrower has 8 years on job

300770226	fb1d8ce4-416f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 746 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with  4.50 months reserves Years on Job Borrower has 8 years on job

300770226	6c2276f3-416f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert and Credit Report in the file. The Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 746 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with  4.50 months reserves Years on Job Borrower has 8 years on job

300771685	2610ce26-5076-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.		07/03/2018: Received 1008. Condition cleared.
Reserves are higher than guideline minimum  UW Guides do not require reserves, loan qualified with 4.8 months in reserves Years on Job Borrower has 34 years on the job. FICO is higher than guideline minimum UW Guides require FICO of  680 , loan qualified with FICO of 742

300771685	34065cd7-5576-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.		06/28/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
Reserves are higher than guideline minimum  UW Guides do not require reserves, loan qualified with 4.8 months in reserves Years on Job Borrower has 34 years on the job. FICO is higher than guideline minimum UW Guides require FICO of  680 , loan qualified with FICO of 742

300771685	2f09ed8b-4f76-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided. The XXXX 1120 S, 1065 and 1040's were not signed by borrower at closing.
07/03/2018: Received signed, dated XXXX personal, S-Corp & Partnership returns. Condition cleared.
Reserves are higher than guideline minimum  UW Guides do not require reserves, loan qualified with 4.8 months in reserves Years on Job Borrower has 34 years on the job. FICO is higher than guideline minimum UW Guides require FICO of  680 , loan qualified with FICO of 742

300771685	fb3705c9-5076-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert and Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Cert and Credit Report in the file. The review fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum  UW Guides do not require reserves, loan qualified with 4.8 months in reserves Years on Job Borrower has 34 years on the job. FICO is higher than guideline minimum UW Guides require FICO of  680 , loan qualified with FICO of 742

300771685	82a0d097-3d76-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal		06/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum  UW Guides do not require reserves, loan qualified with 4.8 months in reserves Years on Job Borrower has 34 years on the job. FICO is higher than guideline minimum UW Guides require FICO of  680 , loan qualified with FICO of 742

300806056	7aa3f199-b780-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration with coverage dated on or before note date for the subject property was not provided.		07/25/2018: Received insurance certificate with inception date matching note date. Condition cleared.
Years on Job Borrower has 6.75 years on job FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  33.63%

300806056	9d62a8ef-9ef3-4653-be9e-ab96ec8ec535	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
Years on Job Borrower has 6.75 years on job FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  33.63%

300806056	5a6df00b-b880-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert  and Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Cert and Credit Report in the file. The review fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Years on Job Borrower has 6.75 years on job FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  33.63%

300802462	095a9876-456b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation
When business funds are used for down payment and/or closing costs, a cash flow analysis using 3 months business bank statements to determine no negative impact to business on withdrawal of funds. Provide cash flow analysis along with CPA letter to indicate that use of funds will not negatively impact the business.
07/20/2018: Please rescind this condition; XXXXXX XXX allows different liquidity test other than the 3 months assets and a CPA letter is not required. The Underwriter used the lowest daily balance.
XXXXXXX-001Credit When business funds are used for down payment and/or closing costs, a cash flow analysis using 3 months business bank statements to determine no negative impact to business on withdrawal of funds. Provide cash flow analysis along with CPA letter to indicate that use of funds will not negatively impact the business.When business funds are used for down payment and/or closing costs, a cash flow analysis using 3 months business bank statements to determine no negative impact to business on withdrawal of funds. Provide cash flow analysis along with CPA letter to indicate that use of funds will not negatively impact the business.07/20/2018: Please rescind this condition; Fannie mae allows different liquidity test other than the 3 months assets and a CPA letter is not required. The Underwriter used the lowest daily balance.07/20/2018: Please rescind this condition; XXXXXX XXX allows different liquidity test other than the 3 months assets and a CPA letter is not required. The Underwriter used the lowest daily balance.07/20/2018: Audit reviewed the Lender Rebuttal, and has determined that FNMA requires the lender to perform a business cash flow analysis to confirm that the withdrawal of funds for this transaction will not have a negative impact on the business. In order to assess the impact, the lender may require a level of documentation greater than what is required to evaluate the borrower’s business income. Lender performed an analysis based on their requirements. CPA is not required for this loan program. Condition cleared. 07/20/2018: Audit reviewed the Lender Rebuttal, and has determined that XXXX requires the lender to perform a business cash flow analysis to confirm that the withdrawal of funds for this transaction will not have a negative impact on the business. In order to assess the impact, the lender may require a level of documentation greater than what is required to evaluate the borrower’s business income. Lender performed an analysis based on their requirements. CPA is not required for this loan program. Condition cleared. Years Self Employed Borrower has X years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 743 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.67%Years Self Employed Borrower has 6 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 743 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.67%81974927-2c5e-49cf-bb3c-3f8f5ab45864Pending for Approval XXXXXXXCreditThe file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.06/28/2018: Please see attachment06/28/2018: Please see attachment06/28/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.06/28/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.Years Self Employed Borrower has X years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 743 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.67%Years Self Employed Borrower has 6 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 743 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.67%81974927-2c5e-49cf-bb3c-3f8f5ab45864Pending for Approval  XXXXXXX ComplianceThe Mortgage Insurance Buyout Fee paid to the lender reflected in section H of the final Closing Disclosure should be reflected in section A.  Provide corrected CD and letter of explanation to the Borrower.The Mortgage Insurance Buyout Fee paid to the lender reflected in section H of the final Closing Disclosure should be reflected in section A.  Provide corrected CD and letter of explanation to the Borrower.Non-material per SFIG guidance, loan will be graded a B for all agencies Non-material per SFIG guidance, loan will be graded a B for all agencies Years Self Employed Borrower has X years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 743 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.67%Years Self Employed Borrower has X years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 743 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.67%81974927-2c5e-49cf-bb3c-3f8f5ab45864Pending for Approval XXXXXXX ComplianceMissing corresponding COC for initial CD as the Mortgage Insurance Buyout Fee has increased from zero to $XXX.  The file is missing evidence of a valid change of circumstance.  No Cure - Missing Doc Not Provided.Missing corresponding COC for initial CD as the Mortgage Insurance Buyout Fee has increased from zero to $XXX.  The file is missing evidence of a valid change of circumstance.  No Cure - Missing Doc Not Provided.07/02/2018: please see attached07/02/2018: please see attached07/02/2018: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'07/02/2018: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'Years Self Employed Borrower has 6 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 743 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.67%Years Self Employed Borrower has 6 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 743 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.67%81974927-2c5e-49cf-bb3c-3f8f5ab45864Pending for Approval

Years Self Employed Borrower has 6 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 743 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.67%

300802462	0e3dad92-476b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															06/28/2018: Please see attachment	06/28/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
Years Self Employed Borrower has 6 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 743 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.67%

300802462	f1e2a793-ea43-4659-a79f-7cd696c0a993	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The Mortgage Insurance Buyout Fee paid to the lender reflected in section H of the final Closing Disclosure should be reflected in section A.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Years Self Employed Borrower has 6 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 743 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.67%

300802462	88aab72d-476b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
Missing corresponding COC for initial CD as the Mortgage Insurance Buyout Fee has increased from zero to $X,XXX.XX.  The file is missing evidence of a valid change of circumstance.  No Cure - Missing Doc Not Provided.
07/02/2018: please see attached
07/02/2018: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'

Years Self Employed Borrower has 6 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 743 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.67%

300788868	02a5ae8b-e70e-42fb-b28c-eaef63d46b9e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure  as $XX,XXX.XX.  The most recent Loan Estimate dated XX/XX/XXXX  indicates and amount of $XX,XXX. Provide re-disclosed CD and letter of explanation.
Cured Post Close-Non-material per SFIG guidance, loan will be graded a B for all agencies
300788868	355ed035-f674-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review appraisal.		06/21/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300788683	93fa3553-a38e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	The loan file is missing final Closing Disclosure for recently purchase REO as note on the final 1003. Additional conditions may apply.	08/01/2018: Please see CD and clear condition.	08/01/2018: Audit reviewed the executed Final CD for recently purchase REO, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with over 6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.23% Full Documentation The loan is full documentation

300788683	3998d0eb-a28e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing income documentation
Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing paystub or a standard Verification of Employment for the Co-Borrower
															07/27/2018: Please clear and see full documents.	07/27/2018: Audit re-analyzed income documents, and has determined that a paystub for the co-borrower was located on page 204. Documentation is deemed acceptable. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with over 6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.23% Full Documentation The loan is full documentation

300788683	68d5715d-a48e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with over 6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.23% Full Documentation The loan is full documentation

300787284	b19ddead-e964-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration	The Hazard Insurance effective date is after the Note date but before the Disbursement date.
Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.35% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 742 Years in Field Borrower has 7 years in Field

300787284	379b25f9-e964-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	07/19/2018: Please rescind this condition. Attached please find a field review supporting the original value.
07/19/2018: Field Review provided in lieu of CDA reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared06/06/2018: A CDA provided reflecting a value of $XXX,XXX which is a -11.8% variance. CDA not within acceptable tolerance. Please provide updated review

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.35% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 742 Years in Field Borrower has 7 years in Field

300789240	d8a050f9-007c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing LOE	Explanation letter not provided for Borrower’s relocation and any likely, potential impact to business.	07/19/2018: Please rescind. Borrower is self-employed and LOX explains borrower travels for work.	07/19/2018: Audit concurs with the Lender Rebuttal, and has determined that LOX provided within the loan file state travel for work. Condition rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.41% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  37.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792

300789240	a7fd85e6-007c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Balance Sheet
Missing current YTD XXXX Balance Sheet for Business C and D on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
07/19/2018: Please clear. Here is a signed document for review. Business C and D are the same, they have the same EIN.
07/19/2018: Audit re-analyzed the loan, and has determined that the XXXX and 1st Quarter XXXX P&L and Balance Sheet were provided within the original loan file. The Schedule E Part II Businesses C and D reflect the same employer ID number. Condition rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.41% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  37.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792

300789240	239738dc-007c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for Business C and D on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
07/19/2018: Please clear. Here is a signed document for review. Business C and D are the same, they have the same EIN.
07/19/2018: Audit re-analyzed the loan, and has determined that the XXXX and 1st Quarter XXXX P&L and Balance Sheet were provided within the original loan file. The Schedule E Part II Businesses C and D reflect the same employer ID number. Condition rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.41% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  37.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792

300789240	a1ffe64b-debf-4485-a1d3-a9150f209aa7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.41% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  37.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792

300789240	0f9fb9fe-9793-4c19-a550-11e18a1e213a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee is reflected in section H of the final Closing Disclosure. The borrower did not shop for their own credit report provider and did not use the provider on the WLSP.  The Credit Report Fee should be listed in section B of the CD.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.41% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  37.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792

300789240	7acd6bc7-007c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.41% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  37.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792

300789240	1eb6b6b9-ffd2-4de7-bb24-db113ccf11ce	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX.  (IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.

08/22/2018: Please see attachment 07/24/2018: Sent an email to XXXXX. The X/XX/XX Insurance policy is dated after the closing of X/XX/XX. The CD has the correct insurance amount on X/X/XX. 07/19/2018: Please rescind. Documentation shows total amount due was accurate

08/22/2018: Audit review of the Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that were provided are deemed acceptable. Loan will be rated a 'B'.08/20/2018:  Received post consummation CD reflecting correct insurance in Section G.  However, explanation to borrower not provided.  Condition remains.08/14/2018:  Correction to previous comment, taxes $XXX.XX + insurance (without fee) $XXX.XX = $XXX.XX.  Page 1 of PCCD is off by $X.XX which is acceptable.  Section F has annual premium of $XXXX.XX which is correct.  However, Section G has incorrect amount for monthly escrow of $XXX.XX.  The monthly amount should be $XXX.XX.  Condition remains.08/08/2018:  Received post consummation CD, explanation letter and air bill.  Monthly insurance has been corrected to $XXX.XX in Section F.  However, estimated taxes, insurance & assessments on page 1 reflect $XXX.XX.  The correct amount is $XXX.XX.  Condition remains.07/24/2018: Audit reviewed the Lender Rebuttal, and has determined that the declaration page may reflect the effective date of XX/XX/XXXX but was dated XX/XX/XXXX which was PRIOR to closing for escrows. Condition remains. 07/19/2018: Audit reviewed the Insurance document, and has determined that said document submitted reflects effective date of XX/XX/XXXX with total premium of $X,XXX.XX versus most CURRENT (p1317 within the loan file) insurance effective date of XX/XX/XXXX with total premium of $X,XXX.XX. Provide corrected CD, letter of explanation and proof of delivery. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.41% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  37.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792

300791290	2d32927d-5079-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA dues for properties # 2 on the final loan application.	07/20/2018: Please rescind this condition the following documents already sent with initial upload document the HOA dues and condo name.	07/20/2018: Audit re-analyzed the loan file, and has determined that sufficient evidence of HOA (located on page 75) was provided for REO #2 (condo) listed on the final 1003. Condition rescinded.
Years in Primary Residence Borrower has resided ind eparture residence for 4 years No Mortgage Lates UW Guides  require 0 x 30 days late in the most recent 12 months, credit report  verifies 25 months payment history with no late payments reported Full Documentation Loan is Full documentation.

300791290	743306c3-a069-42ff-a431-6238c1b96061	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
Years in Primary Residence Borrower has resided ind eparture residence for 4 years No Mortgage Lates UW Guides  require 0 x 30 days late in the most recent 12 months, credit report  verifies 25 months payment history with no late payments reported Full Documentation Loan is Full documentation.

300791290	a48893aa-4d79-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal		06/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years in Primary Residence Borrower has resided ind eparture residence for 4 years No Mortgage Lates UW Guides  require 0 x 30 days late in the most recent 12 months, credit report  verifies 25 months payment history with no late payments reported Full Documentation Loan is Full documentation.

300791361	1cb2b3ba-0073-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	07/11/2018: Please rescind the condition the documentation to prove evidence the Borrower does not have ownership in the address listed on Fraud guard report was uploaded with initial upload.
07/22/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.06/22/2018: Lender provided a copy of the third-party fraud report. Alert UDLIABp1 - potential undisclosed liability or property states conditioned under comment section.  Audit reviewed original loan file and condition was not located.  Please provide.  Condition remains.

Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with  35.89 months reserves Years on Job Borrower has 7 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.89%

300791361	b3df8423-1473-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file reflecting the final funding figures. No Cure - Missing document not provided.	07/11/2018: Please see attachment
07/11/2018: Audit reviewed Post Funding CD, as well as Final Buyer's Statement, and has determined that both documents reflect the same fees. Loan will be rated a B.  06/22/2018:  Received closing CD with disbursement date of X/X.  Disclosure tracking history reflect TRID document generated on X/X and X/X, which is post closing.  Seller CD reflects disbursement date of X/X.  Condition remains.

Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with  35.89 months reserves Years on Job Borrower has 7 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.89%

300791361	02a07467-1373-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		06/19/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with  35.89 months reserves Years on Job Borrower has 7 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.89%

300800926	ce7ea27f-aa6d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration
The Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.
Finding deemed non-material, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 200, loan qualified with FICO of 793 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.88% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.60 months reserves

300800926	46b7ad83-eaf0-4c9b-b414-485601b05b64	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 200, loan qualified with FICO of 793 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.88% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.60 months reserves

300800926	10af5059-5841-4f6e-9490-31d5aa801aff	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Naming Convention in Origination Charges - Section A on C.D is not consistent
Classification of Section A fees using terminology of "Processing Fees" and "Underwriting Fees": Section1026.37(f)(1) makes reference to an example of the description of services which specifically provides examples of the description of services. DESCRIPTION OF CHARGES. Other than for points charged in connection with the transaction to reduce the interest rate, for which specific language must be used, the creditor may use a general label that uses terminology that, under § 1026.37(f)(5), is consistent with § 1026.17(a)(1), clearly and conspicuously describes the service that is disclosed as an origination charge pursuant to § 1026.37(f)(1). Items that are listed under the subheading “Origination Charges” may include, for example, application fee, origination fee, underwriting fee, processing fee, verification fee, and rate-lock fee. "Processing Fees" and “Underwriting Fees” does not provide the borrower with that information.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 200, loan qualified with FICO of 793 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.88% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.60 months reserves

300800926	2118331c-9733-4033-9d3d-2de32de7c8f9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
07/30/2018: please see attached itemization of fees that lists the APR items.07/11/2018: Disagree - XXX fee is not a finance charge. This should be cleared per email.
07/30/2018: Audit reviewed Itemization of Lender Credit, and has determined that sufficient evidence was provided to verify lender paid fees applied to APR. Loan is no longer under disclosed. Condition cleared. 07/11/2018: Audit reviewed the Lender Rebuttal, as well as Appraisal Fee in question, and has determined that the said fee was NOT included as a pre-paid finance charge. Loan is under disclosed by -$XXX.XX. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 200, loan qualified with FICO of 793 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.88% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.60 months reserves

300800926	0960b9d4-4e07-4e6a-87d6-1997f15137ac	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The final Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 200, loan qualified with FICO of 793 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.88% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.60 months reserves

300806257	67442472-2189-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
File is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
															07/26/2018: Please see full report and clear.	07/26/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.07/20/2018: Document provided is not a fraud report. Condition remains.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 38.3 months reserves   FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43.00%, loan qualified with a DTI of 19.23%

300800925	bf255d73-2b76-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Insufficient asset documentation in file - assets do not cover closing costs	Verified liquid assets of $XX,XXX.XX less cash to close $XX,XXX.XX results in $X,XXX.XX shortage of funds to close.	7/13/2018: Plan allows for hardship withdrawal if used for primary home purchase
07/17/2018: Reviewed plan documents and determined additional funds >$XXX are available from 401K account. 07/10/2018: Audit reviewed lender's response however only $XX,XXX can be borrowed from the 401k account per the Plan Highlights. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  36.18% Disposable Income is higher than guideline minimum UW Guides have no set requirement for disposable income, loan qualified with $XXXX in disposable income   Full Documentation 2 yrs of full documented income was provided.

300800925	66f5dd30-e442-4951-900a-18fed54f6f11	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special information booklet		07/10/2018: Condition rescinded due to out of scope per SFIG. Finding deemed non-material, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  36.18% Disposable Income is higher than guideline minimum UW Guides have no set requirement for disposable income, loan qualified with $XXXX in disposable income   Full Documentation 2 yrs of full documented income was provided.

300805180	a3ea52ec-f77b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Failure to obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property with an effective date on or prior to the disbursement date was not provided.	08/14/2018: Please see attachmentPlease rescind condition because the Final CD & the Disbursement date are the same XX-XX-XX and the policy has XX-XX-XX. There is a consummation period.
08/14/2018: Audit reviewed the Lender Rebuttal, and has determined that the Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.08/07/2018:  Insurance policy provided states policy period X/XX/XXXX until canceled and is missing page 3.  Condition remains.07/17/2018:  Audit reviewed Lender's rebuttal and disagrees.  Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 737 Years on Job Borrower has 19.08 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported

300805180	1f9939a5-59bd-4dd6-a944-713e18f82481	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure not provided in file.		Finding deemed non-material
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 737 Years on Job Borrower has 19.08 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported

300805180	d2ef96a2-f77b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	571 - Appraisal Missing	CDA Report is not provided in file.		08/16/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 737 Years on Job Borrower has 19.08 years on job No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported

300813217	22984662-1e85-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain gift documentation	Borrower received gift funds for down payment. Evidence of transfer of the gift funds not provided as per guideline requirements.
08/20/2018: Please bank statements and AUS to show cash deposits. There are enough funds to close and extra.08/14/2018: Please see gifted amount to borrower and copy of check and clear.08/10/2018: Please see XXX and XXXX statement to show funds coming out

08/20/2018: Audit reviewed all evidence for asset verification, and has determined that sufficient documentation was submitted to verify wires sent to Title Company for funds to close, as well as bank statements for said wires. Condition cleared.  08/16/2018: Audit re-analyzed all Assets, and has determined that the AUS total funds to be verified of $XX,XXX.XX has NOT been met. Borrower's Checking account balance is $XX,XXX.XX plus $X,XXX (EMD) plus $XX,XXX.XX (Gift) equals $XX,XXX.XX in total assets, shortage of $X,XXX.XX. AUS item #30 reflects Gift funs of $XX,XXX from relative, however only $XX,XXX.XX was documented. Provide asset verification as per the AUS. Condition remains.08/14/2018: Audit reviewed check, as well as Account History, and has determined that the amount $XX,XXX.XX was verified. However, the gift total was for $XX,XXX ($XX,XXX + X,XXX). Gift Letter state source as Credit Union account. Per AUS, verify gift by obtaining a signed gift letter AND document the transfer of funds. Condition remains.  08/10/2018: Audit reviewed Bank Statements, and has determined that the gift letters for $XX,XXX and $X,XXX reference from account xXXXXXX, however statement reflect an account #XXXXXX. Unable to located specific gift amount that were withdrawn. Condition remains.

Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income Years on Job Borrower has 11.67 years on job Years in Primary Residence Borrower has resided in subject for 2.5 years

300813217	9cc5190b-1d85-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		07/12/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.1% variance. Variance within acceptable tolerance. Condition Cleared.
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income Years on Job Borrower has 11.67 years on job Years in Primary Residence Borrower has resided in subject for 2.5 years

300805437	4cf5da9d-e495-4041-8980-628f4e81155d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated  X/X/XX reflects a lender credit in the amount of ($XX,XXX. The lender credit decreased to ($XXXX.XX on the final CD with no indication of a valid COC to account for the ($XXXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
Issue Resolution: Final/post consummation CD reflects sufficient tolerance cure. Loan will be rated a B for all agencies.
300806203	16ba3277-3d84-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA report was not provided in file.		07/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  37.66% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772

300806202	7be18c75-0e7a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a DTI of 42.46%.  Due to the miscalculation of income, the actual DTI is 131.65%. It appears that the Lender did not include partnership losses. DTI of 43% is required in order for the loan to be classified as a Qualified Mortgage.
															07/31/2018: Please rescind.	07/31/2018: Audit reviewed Partnership losses, and has determined that the borrower owns X% of the business, therefore not considered Self Employed or included within income. Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 58.8 months reserves Years in Field Borrower has 9 years in Field

300806202	2b51b7ce-0f7a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing K-1	Missing XXXX K-1's for Business reflected on Schedule E Part II.	07/31/2018: Please clear condition, borrower has not finished XXXX 1040s and did not have a k-1 therefore. See 4868 ext for tax returns.	07/31/2018: Audit concurs with the Lender Rebuttal, and has determined that XXXX K1 is not required due to the XXXX 4868 extension being filed. Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 58.8 months reserves Years in Field Borrower has 9 years in Field

300806202	617c0c7b-087a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in Section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that the Flood Cert Fee is included in the origination of the loan.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 58.8 months reserves Years in Field Borrower has 9 years in Field

300806202	5d93db3b-107a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal .	07/20/2018: CDA	07/20/2018: A CDA report reflecting a value $XXX,XXXXX0, which is a 3.8% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 58.8 months reserves Years in Field Borrower has 9 years in Field

300812087	fb1cab53-237f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to Obtain Sufficient Hazard Insurance Coverage
The hazard insurance coverage is insufficient.  The hazard issuance declaration in the file reflects $XXXX in dwelling coverage with 25% replacement cost for total coverage of $XXX,XXX.XX . The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  The loan amount is $XXX,XXX , which reflects a  coverage shortfall of $XX,XXX.XX.  Cost Estimator must be provided

07/24/2018: Please rescind this condition. investor had agreed to follow our guidelines for this which are: The value, as established by the property insurer means that the insurer (insurance company) insures the property for the insurable value so the coverage on the policy is the insurable value.
07/24/2018: Audit reviewed the Lender Rebuttal, and has determined that the hazard insurance coverage meets XXXX requirements for the loan program. Condition rescinded.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 6 months reserves Years in Field Co-Borrower has 66 years on job Full Documentation The loan is full documentation

300812087	e3a03f18-247f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in Section B despite evidence of a Flood Cert in the file.  The Flood Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
07/26/2018: please see attached
07/26/2018: Audit review of revised CD reflects Flood Cert fee (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 6 months reserves Years in Field Co-Borrower has 66 years on job Full Documentation The loan is full documentation

300806054	b50a2ce9-2489-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Lender's Affiliated Business Disclosure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300806054	9f708ebb-c049-4345-9f13-e81e8345250e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided. No cure.	Please see attached initial cd dated X/XX and e-signed which is 3 days prior to consummation of X/XX. Attached is also the final cd dated and signed X/XX Please clear the condition Waiting
07/26/2018:  Received evidence borrower acknowledged initial closing disclosure.  Timing requirement met.  Condition cleared.07/20/2018:  Audit reviewed documents provided.  The initial closing disclosure is signed but not dated.  If the smudge below the signature is a date, it is illegible.  Condition remains.

300806054	dbcb72dc-1e89-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing CDA Report.
XXXXXXX 1ComplianceMissing Lender's Affiliated Business Disclosure. Missing Lender's Affiliated Business Disclosure. Non-material per SFIG guidance, loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies.883adff5-5100-4149-865b-7f74362b925dNot yet redacted XXXXXComplianceEvidence of borrower's receipt of initial CD 3 days prior to consummation was not provided.  No cure.Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided.  No cure.Please see attached initial cd dated XX/XX and e-signed which is 3 days prior to consummation of XX/XX. Attached is also the final cd dated and signed XX/XX Please clear the condition Waiting   Please see attached initial cd dated X/XX and e-signed which is 3 days prior to consummation of X/XX. Attached is also the final cd dated and signed X/XX Please clear the condition Waiting   07/26/2018:  Received evidence borrower acknowledged initial closing disclosure.  Timing requirement met.  Condition cleared.07/20/2018:  Audit reviewed documents provided.  The initial closing disclosure is signed but not dated.  If the smudge below the signature is a date, it is illegible.  Condition remains.07/26/2018:  Received evidence borrower acknowledged initial closing disclosure.  Timing requirement met.  Condition cleared.07/20/2018:  Audit reviewed documents provided.  The initial closing disclosure is signed but not dated.  If the smudge below the signature is a date, it is illegible.  Condition remains.883adff5-5100-4149-865b-7f74362b925dNot yet redacted XXXXXXXPropertyMissing CDA Report. Missing CDA Report. 07/19/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.07/19/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.883adff5-5100-4149-865b-7f74362b925dNot yet redacted

300806077	23d336ff-7cff-4ca6-ad41-8216fca618d9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure		07/10/2018: Received attestation no affiliates. Condition cleared.
300806077	1ec81e82-7907-4a69-bf3b-b3ae0933204f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title-E Doc fee to XXXXXXXX XXXXXX was reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. All/The title service provider fees should be listed in section (C, H) of the CD.  Provide corrected CD and letter of explanation to the Borrower.
07/12/2018: please see revised cd and docusign. please clear the condition
07/12/2018: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment (via docusign) for evidentiary purposes within 60 days from error notification that was provided are deemed acceptable. Loan will be rated a 'B'.

300806201	d5540da2-d9a1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		08/20/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300845966	f95a3e5a-33d5-41ca-bcd1-f1725cab4653	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 711 Years in Field Borrower has 10 years in Field

300845966	571e85a1-a1cf-47dd-9634-bcba546b6e19	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The City/County Tax/Stamps listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 711 Years in Field Borrower has 10 years in Field

300845966	fc434ee2-89a7-4cde-ad1a-8b97e8076ee9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes/hazard insurance/HOA vs. the actual amount of $XXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 711 Years in Field Borrower has 10 years in Field

300845966	3d1d0a21-8694-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Homeowners Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 711 Years in Field Borrower has 10 years in Field

300812084	7daeff53-a584-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	Final CD does not reflect the Home Warranty fee as optional in section H.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300812084	578d7bc5-a584-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Appraisal Review Missing.		07/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300812083	448bc25e-a483-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee were not reflected in Section B despite evidence of a Flood Cert in the file.  The Flood Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 6 months reserves Years in Field Borrower has 18 years in Field   Full Documentation The loan is full documentation

300812083	274a94d4-4a5e-419f-b512-8e597f6e1e93	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Loan Disclosures' section not completed, or completed in error
The final CD is missing required data under the Loan Disclosures section for the field titled Escrow Account. The Lender did not check that the borrower will have an escrow account. Provide re-disclosed CD and letter of explanation.
07/18/2018: Received explanation letter, air bill and post consummation CD correcting escrow section. Condition cleared. Loan will be rated a B.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 6 months reserves Years in Field Borrower has 18 years in Field   Full Documentation The loan is full documentation

300813239	389d7ff6-1123-4ced-954b-7ae991102155	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Lender Affiliated Business Disclosures. If the lender is not affiliated with any other businesses please provide an attestation stating such.		Finding deemed non-material
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.18% Reserves are higher than guideline minimum UW Guides require 0 mos reserves, loan qualified with 41.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 810

300813239	6cff49fd-4e8c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.18% Reserves are higher than guideline minimum UW Guides require 0 mos reserves, loan qualified with 41.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 810

300870682	d8bfddb6-9da1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for both borrowers. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300870682	35c589f3-9da1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	A	A	A	Property	Missing Appraisal Completion Cert	The appraisal is subject to repairs or subject to completion. Satisfactory completion certificate not provided.	08/21/2018: Please rescind this condition. The Final inspection is on page 38 of the 44 Appraisal upload.
08/21/2018: Audit reviewed Appraisal Update and/or Completion Report located on page 245, and has determined that the Certification of Completion reflects that improvements have been completed in accordance with the requirements and conditions stated in the original Appraisal. Condition rescinded.

300870682	947cf5e5-70a1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file		08/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300815881	8365f864-9180-4dfa-bbd8-0ebd8288d14c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent
The Funding CD reflects Title- Notary Fee and the LE dated XX/XX/XXXX reflects Title-Mobile Notary Fee (Travel-Not Notarize). The naming convention is not consistent.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300845910	2b9c468b-9080-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing AUS results	Missing AUS results. Additional conditions may apply.	08/01/2018: please rescind this condition. This loan is a jumbo loan and is a manual Underwrite. There is no AUS results.
08/01/2018: Audit concurs with the Lender Rebuttal, and has determined that the loan is a manual underwrite. Therefore, no AUS is required. Final 1008 provided within the loan file. Condition rescinded.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.8 months reserves DTI is lower than guideline maximum loan qualified with DTI of 37.49% FICO is higher than guideline minimum loan qualified with FICO of 780

300845910	f3718975-9080-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
07/18/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.8 months reserves DTI is lower than guideline maximum loan qualified with DTI of 37.49% FICO is higher than guideline minimum loan qualified with FICO of 780

300819421	3a3eee25-1ad5-4578-8216-d67d22c1add7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow	CD does not match Estimated Escrow		Non-material per SFIG guidance, loan will be graded a B for all agencies
300819421	b2056e71-dd32-4a2d-993b-cd1585e18f74	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment	CD does not match Estimated Total Payment		Non-material per SFIG guidance, loan will be graded a B for all agencies
300819329	e28e8897-86a1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing asset documentation
Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and  verification of the down payment for a purchase.  The loan file is missing a second month of 401k statement.

08/22/18: Upon further review, documentation in the file is sufficient for the loan type. Condition rescinded. 08/21/18: Verification of 2 consecutive months is required per lender guides. Condition maintained.

FICO is higher than guideline minimum 777 FICO > 680 minimum required by guidelines Reserves are higher than guideline minimum 27.90 months reserves > 0 required by guidelines DTI is lower than guideline maximum 33.39% DFTI < 43% max per guidelines

300819329	248bdd1b-a1fc-4192-aaa3-820a5473a571	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO.  Provide corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum 777 FICO > 680 minimum required by guidelines Reserves are higher than guideline minimum 27.90 months reserves > 0 required by guidelines DTI is lower than guideline maximum 33.39% DFTI < 43% max per guidelines

300819329	251753d8-86a1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		08/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum 777 FICO > 680 minimum required by guidelines Reserves are higher than guideline minimum 27.90 months reserves > 0 required by guidelines DTI is lower than guideline maximum 33.39% DFTI < 43% max per guidelines

300860592	b64a4f82-5a9b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		08/10/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300820392	13d9abd0-7f84-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Appraisal Review Missing.		07/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300822480	d3ee766d-bacc-4998-8441-fb99eeace0ba	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300822278	b8c9426c-5189-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Appraisal Review Missing.		07/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300822487	47b86456-01a0-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing asset documentation	Lender's guidelines 2 months' 401K or other retirement account statements. The loan file is missing the second month’s retirement account statement.
08/24/2018: Please rescind this condition the 401k account balance was not used for funds for this transaction.08/22/2018: Please rescind this condition; Per XXXXXX  XXX B3-4.3-01: Stocks, Stock Options, Bonds, and Mutual Funds (06/30/2015); The lender must determine the value of the asset (net of any margin accounts) by obtaining either the most recent monthly or quarterly statement from the depository or investment firm

08/29/2018: Lender responded the 401k account was not used.  Audit confirmed the account was not used assets were sufficient without the use of the retirement account. Exception cleared.08/22/2018: Audit reviewed the Lender Rebuttal, and has determined that XXXX requires Quarterly bank statements must be dated within 90 days of the initial loan application date, AND the lender must confirm that the funds in the account have not been transferred to another asset account that is verified with more current documentation. Quarterly statement is within 90 days of the initial loan application date, HOWEVER MISSING confirmation that the funds in the account have not been transferred to another asset account that is verified with more current documentation. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 39.10%, loan qualified with DTI of 38.79% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  5.80 months reserves Years in Field Borrower has 10 years in Field

300822487	ca1197c8-01a0-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		08/15/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 39.10%, loan qualified with DTI of 38.79% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  5.80 months reserves Years in Field Borrower has 10 years in Field

300882712	baffd173-3aa6-4ead-893e-dd04fbd11e1b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in Section B despite evidence of a Flood Cert in the file.  The and Flood Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
300831751	64258ba4-f69b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300831751	eadda88f-f69b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is missing from the loan file.		08/10/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300831971	0494ffa0-0694-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
															08/02/2018: please see attached	08/02/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.6 months reserves DTI is lower than guideline maximum loan qualified with DTI of 23.82% FICO is higher than guideline minimum loan qualified with FICO of 797

300845823	5f552338-ab9c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/13/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300850411	934dc92f-727f-47f6-8ec5-87a2986ac26a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Lender and Broker Affiliated Business Disclosures. If the lender and the broker are not affiliated with any other businesses please provide an attestation stating such.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300846497	6d43323c-5a56-4cca-8816-196c934973d6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated X/XX/XX reflects a lender credit in the amount of ($XXXX. The lender credit decreased to ($XXX.XX on the final CD with no indication of a valid COC to account for the ($XXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300846497	04d58f50-e69b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/10/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300863859	4e82c8e6-b992-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															08/02/2018: Please see attached fraud guard. Please clear the condition.	08/02/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 12months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.39% Years in Field Borrower has 14 years in Field

300863859	e180aa5a-ba92-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/30/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 12months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.39% Years in Field Borrower has 14 years in Field

300850170	97e51fd9-bd95-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
															08/03/2018: fraud report	08/03/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.9 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.75% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790

300850170	3f71308b-6f95-48c0-bacb-7b0f67cf1efc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
An Appraisal Report Fee,Flood Cert Fee and Credit Report were not reflected in Section B despite evidence of an Appraisal Report, Flood Cert and Credit Report in the file.  The Appraisal Report Fee, Flood Cert Fee and Credit Report fees should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.9 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.75% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790

300856525	c5c74cfb-d3fa-4b89-aac2-03039b7bb831	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material
300863858	74b3cb77-bc99-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		08/10/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300860819	bb799f85-d98e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	General Credit Exception	Missing documented earnest money deposit form borrower account to escrow; additional conditions may apply.	08/30/2018: Please rescind. EMD can be backed out in XXXXXXXXX XXXX XXXXXXX product.
08/30/2018: Audit concurs with the Lender Rebuttal, and has determined that evidence of sufficient funds for closing costs were provided within the original loan file. Asset account provided contains adequate funds to cover the required "total funds to be verified" per AUS. Condition rescinded.

Reserves are higher than guideline minimum UW Guides require #0 months Subject reserves, loan qualified with #48 months excess reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791 No Mortgage Lates No Mortgage Lates in #99 months reviewed

300860819	765d80e1-d88e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation
Missing current asset documentation. Account #A statements dated XX/XX/XXXX bank statement is more than 45 days earlier than the date of the loan application; please provide updated assets; additional conditions may apply.
															08/30/2018: Please see most recent statement and clear	08/30/2018: Audit reviewed updated Asset Statement, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require #0 months Subject reserves, loan qualified with #48 months excess reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791 No Mortgage Lates No Mortgage Lates in #99 months reviewed

300860819	a7a434fd-d98e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require #0 months Subject reserves, loan qualified with #48 months excess reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791 No Mortgage Lates No Mortgage Lates in #99 months reviewed

300860819	356a0aa4-d88e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file; CDA in file provided by the lender		07/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require #0 months Subject reserves, loan qualified with #48 months excess reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791 No Mortgage Lates No Mortgage Lates in #99 months reviewed

300856748	6057fed3-3566-452a-b6e9-ada9a26eecbb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
300856748	a71b2f4a-61e1-466c-90ad-846fd27e7acc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Total of Payments is not accurate	Inaccurate total of payments		Finding deemed non-material, loan will be graded a B for all agencies
300856748	ec03bb06-ee9f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal		08/15/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300857506	27221a18-ccf2-4c6a-a218-a9254965473b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Non-material per SFIG guidance
300862861	4415a6df-5e4f-4cec-a85b-50bf6d154cf0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosures.		Finding deemed non-material
300862861	4253cf33-364c-44cc-9182-7c466f56cbd5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrow/co-borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300867343	51b2dd76-2997-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD from sale of other property owned	Final Hud-1 from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	08/30/2018: Please clear this condition the CD for sale of REO is attached.
08/30/2018: Audit reviewed true and certified copy of the Seller CD for departure residence, and has determined that the documentation submitted is deemed acceptable. Sufficient proceeds were verified for cash to close on subject property. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.60% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 807

300867343	ce8ce919-f90f-4481-ac1b-2072da7c1f65	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated X/XX/XX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
08/08/2018: Please see attached ICD which shows that it was received by the borrowers on the attached trid history Please clear the condition
08/08/2018: Audit reviewed the initial CD, as well as the electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.60% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 807

300867343	6b992e01-2571-41ac-9381-562f0539df0a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Flood Certification Fee was not charged in section B of the closing disclosure despite evidence of a flood cert in file. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.60% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 807

300860594	d5535268-8899-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	Missing AUS results. Additional Conditions may apply.	08/28/2018: Please clear this condition the AUS attached	08/28/2018: Audit reviewed AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Years on Job Borrower has 6 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803 Full Documentation Full Documentation Loan
300860594	a5d94765-9599-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report  in the file. The review fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																Non-material per SFIG guidance, loan will be graded a B for all agencies	Years on Job Borrower has 6 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803 Full Documentation Full Documentation Loan
300860594	1c9936f3-da44-4724-9d29-57d3a76e2813	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent
The Closing CD reflects Title- Premium for Lender's Coverage and the LE dated XX/XX/XXXX reflects Title- Title Insurance Binder. The naming convention is not consistent.  Provide corrected CD and letter of explanation to the Borrower.
																Non-material per SFIG guidance, loan will be graded a B for all agencies	Years on Job Borrower has 6 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803 Full Documentation Full Documentation Loan
300860594	8b69128f-7e99-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal		08/10/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Years on Job Borrower has 6 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803 Full Documentation Full Documentation Loan
300860787	910fc2f0-8c90-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Mortgage Rider	The loan file is missing the XXXXXXXX Borrower Acknowledgement of Filing and Recording of Line Mortgage Rider	07/31/2018: please see attached XX Rider. Please clear condition	07/31/2018: Audit reviewed executed Rider, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 2.25 months reserves, loan qualified with over 6 months reserves Years in Field Borrower has 5 years in Field   Full Documentation The loan is full documentation

300861155	0f29e017-36a6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the file.		08/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300862856	c7e0b8e2-b966-4d8d-9f59-0a75c9c18708	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee were not reflected in Section B despite evidence of a Flood Cert in the file.  The Flood Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
300862856	5d393cbc-7699-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/13/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300862855	eeaad9ce-e2ab-4e91-be63-8272f825a3c9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure not provided in file.		Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800 Years on Job Borrower has 19.33 years on job

300862883	4e8ca70c-45ae-4fe0-bba6-c90faaf0f5b1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Mortgage Rider	Missing XXXXXXX Borrower Acknowledgement of Filing and Recording of Lien Rider		08/27/2018: Received XXXXXXX Borrower Acknowledgement of Filing and Recording of Lien Rider. Condition cleared.
300862883	a0051927-18a6-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		08/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300863000	3e1d61c4-d39b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum AUS did not require, loan qualified with 103 months reserves Years in Field Borrower has 17 years on job Years on Job Co-Borrower has 21 years in field
300863000	f01029e4-d39b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.		08/13/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum AUS did not require, loan qualified with 103 months reserves Years in Field Borrower has 17 years on job Years on Job Co-Borrower has 21 years in field
300862998	31f07a3c-5da5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Closing Disclosure document error
Missing corresponding CD for corresponding change of circumstance issued  X/XX/XXXX as the discount fee has increased from zero to $XXX. The file is missing evidence of re-disclosure within the required time frame of 3 business days.
															08/27/2018: please see attached CD, disclosure history provided shows the borrower received the document.	08/29/2018: Lender provided the CD to correspond with the COC which reflects the discount fee of $XXX. Exception cleared.
300862998	728843ac-5ea5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was missing from the loan file		08/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300863063	f5583c79-b299-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Invalid AUS
The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects  DTI of 20.29.  The audit DTI is 25.35.  The lender used a 2 year average of partnership self-employment income.  The auditor used the year to date average from the P&L, which is less than the 2 year average

08/24/2018: Please see new AUS with correct income, loan is still eligible. 08/16/2018:  Please rescind condition. Borrower had net income of $XXX,XXX.XX. P&L was through XXX. $XXX,XXX.XX/X = $XXXXX.XX which is higher than calculated income.

08/24/2018: Audit reviewed updated AUS, and has determined that documentation submitted is deemed acceptable. Condition cleared. 08/20/2018:  Audit reviewed Lender's rebuttal and disagrees.  Co-borrower is XX% owner.  YTD P&L income is $XX,XXX.XX.  Condition remains.

Years Self Employed Co-Borrower has 4 years self-employment Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 38.4 months reserves FICO is higher than guideline minimum   loan qualified with FICO of 800

300863063	52115838-a0cf-4b19-a75a-64aac90d2431	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in Section B despite evidence of a Credit Report and Flood Cert in the file.  The Credit Report Fee and Flood Cert Fee should disclosed in Section B of the closing disclosure on Post closing CD
Non-material per SFIG guidance, loan will be graded a B for all agencies
Years Self Employed Co-Borrower has 4 years self-employment Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 38.4 months reserves FICO is higher than guideline minimum   loan qualified with FICO of 800

300863063	6d3d854f-ae99-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/13/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years Self Employed Co-Borrower has 4 years self-employment Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 38.4 months reserves FICO is higher than guideline minimum   loan qualified with FICO of 800

300863070	1821ca75-619a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.
08/21/18: Lender provided the signature pages for the borrower's business tax returns. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 42.34%, loan qualified with DTI of 36.23% Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  29.20 months reserves Years Self Employed Borrower has 21.19 years Self Employed

300863070	c330814e-619a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet for Business C and F on Schedule E Part II, Statement 4 of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
08/24/2018: Please rescind. The balance sheet is at the bottom of the P& that was in the original file and was attached in this previous rebuttal
08/24/2018: Audit reviewed XXXX Balance for Business C and F on Schedule E Part II, and has determined that borrower owns <XX% of Business C and Business F Balance Sheet was dated PRIOR to consummation. Condition cleared. 08/21/18: P&L provided. Please provide the balance sheet. Condition maintained.

DTI is lower than guideline maximum UW Guides maximum DTI of 42.34%, loan qualified with DTI of 36.23% Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  29.20 months reserves Years Self Employed Borrower has 21.19 years Self Employed

300863070	f4b2a088-619a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for Business C on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
08/21/18: Lender provided the YTD P&L Statement for business C on Schedule E Part II of the XXXX return. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 42.34%, loan qualified with DTI of 36.23% Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  29.20 months reserves Years Self Employed Borrower has 21.19 years Self Employed

300863070	e4d7f355-619a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		08/13/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 42.34%, loan qualified with DTI of 36.23% Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  29.20 months reserves Years Self Employed Borrower has 21.19 years Self Employed

300870740	06234faf-96e7-4fd9-aacd-934045bedacb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		08/16/2018: This finding is deemed non-material and rated a B.
300870740	b84ccd67-818b-4c09-8088-8164ad0582e8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
08/16/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
300870740	d913ca07-5ea2-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review appraisal missing.		08/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300865379	4f60e0ae-7d99-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss	Missing year to date profit and loss statements for Schedule F enterprise.	08/29/2018: Final CD sent shows XXXXX property was sold and this property was the one with XXXXXX XXXX income. Borrower no longer owns and no P&L is needed.	08/29/2018: Audit reviewed Schedule F documents, and has determined that sufficient evidence was submitted to confirm the recent sale of property, farm business. Condition cleared.
DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 29.94% FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 775 Years on Job Borrower has 31 years on job

300867342	c4438845-a399-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing mortgage/deed of trust	The loan file is missing the Mortgage Rider	08/09/2018: Please see attachment	08/09/2018: Audit reviewed executed Mortgage Rider, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 12 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.81% Years on Job Borrower has 15 years on job

300867342	34fb43e2-a299-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															08/09/2018: Please see attachment	08/09/2018: Audit reviewed Fraud tool provided POST closing. Audit reviewed and all red flags are cleared. Loan will be rated a B.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 12 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.81% Years on Job Borrower has 15 years on job

300882451	9a94d25a-84a5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for departing residence or mortgage statement reflecting payment includes taxes and insurance as represented on d on final application was not provided.		08/30/2018: Lender provided credit supplement dated X/XX/XX that reflects departing residence mortgage is a FHA loan which requires taxes and insurance to be escrowed. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.75% Years in Field Borrower has 17 years in field.

300882451	146f9f94-c9ae-4de1-b95f-51f336571fe6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.75% Years in Field Borrower has 17 years in field.

300882451	a3791da4-81a5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		08/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.75% Years in Field Borrower has 17 years in field.

300865389	a992c202-cb33-4318-8393-971ecb0f9b7e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Lender Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an Attestation stating such.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300865389	695a4a1d-7b3f-4655-bf5b-c21182015a67	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
An Appraisal Fee was not reflected in Section B despite evidence of aa Appraisal in the file.  The Appraisal Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
300873177	1268fcf3-18ae-4f23-b945-c3dd25bbdeb4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.

08/29/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748 Years on Job Borrower has 6.42 years on job

300873177	a63b1d2e-5da2-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA report was not provided in file.		08/21/18: CDA reflecting a value of $XXX,XXX.XX which is a -0.0% variance. APN, Legal Description and address match. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748 Years on Job Borrower has 6.42 years on job

300869068	20a2c715-39a2-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300866922	ce7b1dde-4aa5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing asset documentation	Provide documentation to source the $XX,XXX deposit made on X/XX/XXXX to the account found on page 159 of the loan file.	Please rescind this condition; The assets statement provided at initial upload reflects the $XX,XXX.XX was a transfer from the checking account XXXXX on the same statement.	08/30/2018: Audit reviewed lender's response and confirmed $XXX deposit transferred borrower's checking account. Condition rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.39% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 727 Years on Job Borrower has 19 years on job

300866922	dccc9700-ce5c-4565-89c2-8fb6b4955e85	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.39% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 727 Years on Job Borrower has 19 years on job

300866922	ab124c52-4aa5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was missing from the loan file		08/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.39% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 727 Years on Job Borrower has 19 years on job

300870708	7bbd1571-7aa5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in Section B despite evidence of a Flood Cert in the file.  The Flood Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
300870708	00d5e69f-7aa5-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300876614	b2ff5e31-a7a9-46c0-8c7d-de15596147d8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special information booklet		08/16/2018: This finding is deemed non-material and rated as B.
Disposable Income is higher than guideline minimum AUS did not require disposable income, loan qualified with $XX,XXX.XX per month disposable income Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 20.54 months reserves Years in Field Borrower in same field 8 years

300876614	2999a93b-94a1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Finding deemed non-material, loan will be graded a B for all agencies
Disposable Income is higher than guideline minimum AUS did not require disposable income, loan qualified with $XX,XXX.XX per month disposable income Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 20.54 months reserves Years in Field Borrower in same field 8 years

300876614	f0235f78-94a1-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.		08/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Disposable Income is higher than guideline minimum AUS did not require disposable income, loan qualified with $XX,XXX.XX per month disposable income Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 20.54 months reserves Years in Field Borrower in same field 8 years

300801421	563a819e-0368-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Evidence of Prior Mortgage Satisfaction	The file is missing verification of Mortgage paid in full for REO#1 on the final application. Additional findings could apply.	06/08/2018: Mortgage paid off	06/08/2018: Audit reviewed Mortgage Payoff documentation, and has determined that the Final CD includes an "Addendum to Closing Disclosure" (p8) with payoff of said account. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 731 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.45% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  33 months reserves

300801421	3351f1d9-0268-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification	The file is missing documentation of borrower's missed work time in prior year. Additional findings could apply.	06/07/2018: employer lox
06/07/2018: Audit reviewed the Letter of Explanation for discrepancy in work time, and has determined that a correspondence from employer gives an adequate explanation for "time-off" due to critical accident and physical therapy. Document is deemed acceptable. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 731 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.45% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  33 months reserves

300801421	fe0fa176-0268-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		06/06/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 731 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.45% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  33 months reserves

300781336	7f02b020-2664-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
Lender Guidelines required the Borrower's capital gain/loss income be documented with 3 years signed federal tax returns.  The loan file contains the two most recent years signed federal tax returns.  The federal tax return for the third year was not provided.  Three years of federal tax returns for capital gains/losses are required for a loan to be classified as a Qualified Mortgage.

06/08/2018: Per the guidelines, 3 years are only required to show consistent capital gains earnings. We are not using income, we are hitting with a loss. Per the guideline, any recurring loss needs to be deducted.
06/08/2018: Audit reviewed the Lender Rebuttal, and has determined that capital gains losses were included. No other documentation required. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 73.60 months reserves.  FICO is higher than guideline minimum UW Guides require 720 FICO, loan qualified with 801 FICO. Years in Field Borrower has 7 years in field.

300761331	65e923a2-7e58-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(e)	B	B	B	Credit	General Credit Exception	The Lender's guidelines require 7 years seasoning after a Short Sale. Per the credit report and HUD-1, the Short Sale was satisfied X/XXXXX which is less than the minimum requirement.	05/21/2018: Please see exception approval from Executive Director at investor. Please clear.	05/21/2018: Audit acknowledges the client approved guideline exception for the Short Sale seasoning outside of guidelines. Loan will be rated a B.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.4 months reserves FICO is higher than guideline minimum UW Guides require minimum 680 FICO, loan qualified with 761 FICO Years in Field Borrower has 8 years in field

300761331	94aca649-8058-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification	An employment verification for the borrower's previous employer was not provided and is required per Appendix Q for loan to be deemed a Qualified Mortgage.	05/21/2018: VOE
05/31/2018: Lender provided VOE for borrower's prior employment dated prior to consummation. Condition cleared. 05/21/2018: Audit review of prior employment VOE was completed AFTER the consummation date, QM does not allow post-closing reconciliation. VOE for Borrower’s prior employment, dates from XX/XX/XXXX through XX/XX/XXXX is required to be verified PRIOR to consummation. Appendix Q indicates that the creditor must verify the consumer’s employment for the most recent two full years, and must require the consumer to explain any gaps spanning one or more months, etc.  Further, the Appendix indicates that when analyzing a consumer’s employment, creditors must examine the consumer’s past employment record (i.e., previous job if less than two years at current position); and the employer’s confirmation of current, ongoing employment status. The VOE was required to be obtained prior to consummation, loan fails QM. Condition remains.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.4 months reserves FICO is higher than guideline minimum UW Guides require minimum 680 FICO, loan qualified with 761 FICO Years in Field Borrower has 8 years in field

300761331	33ed6f83-7e58-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.	05/21/2018: Appraisal
05/24/2018: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.05/21/2018: Audit reviewed Appraisal, and has determined that said document was already provided within the loan file. Provide the REVIEW appraisal (CDA). Condition remains.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.4 months reserves FICO is higher than guideline minimum UW Guides require minimum 680 FICO, loan qualified with 761 FICO Years in Field Borrower has 8 years in field

300830542	84edfd95-8378-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		6/25/2018 - CDA provided supporting appraised value
300822310	3b89776e-a29b-45de-91eb-a2c4d58863a5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Total of Payments is not accurate	Total of Payments is inaccurate		Non-material per SFIG guidance, loan will be graded a B for all agencies
300822310	8c7a9992-d019-4800-9775-0e090848e8ed	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing seller’s Closing Disclosure	Missing Seller CD		Non-material per SFIG guidance, loan will be graded a B for all agencies
300785371	e93f52bb-099f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
DTI > 43%. The Lender failed to provide a copy of the Final CD for the Borrower's current residence and did not include the full PITI payment in the DTI calculation.  Lender guidelines reflect a DTI of 35%.  Due to the miscalculation of debts, the actual DTI is 44.79%.
08/21/2018: Correct CD attached08/17/2018: CD departing residence
08/21/2018: Audit reviewed executed Final Settlement Statement for departure residence, and has determined that the documentation submitted is deemed acceptable. DTI meets guideline requirements. Condition cleared. 08/17/2018: Audit reviewed Closing Disclosure (CD), and has determined that said document if for the SUBJECT property NOT the DEPARTURE residence. Provide the executed/true certified copy of the DEPARTURE residence CD to verify property sold. Condition remains.

Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 23 months reserves FICO is higher than guideline minimum Guidelines require minimum FICO of 720, loan qualified with FICO of 783.  Years Self Employed Borrower self employed 10 years.

300802481	cf6538c6-40f7-40bb-8b15-01d15eb7e526	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure) does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan rate d a B for all agencies.
300866888	a4b3ee4b-fe9f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for  $XXX,XXX. . A cost estimator from the insurer was not provided.
08/23/2018: Replacement cost estimator8/17/2018: Insurance lox
08/23/2018: Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.08/20/2018:  Audit reviewed Lender’s rebuttal and disagrees.  Guaranteed Replacement Cost endorsement is acceptable if coverage is under the Loan Amount. This is not the same as 100% Replacement Cost which is not acceptable if coverage is less than the Loan Amount. The replacement cost coverage would only cover up to 100% of the coverage amount and would not deplete that amount for depreciation. Provide evidence of "Guaranteed Replacement Costs" or a "Cost Estimator" to verify the insurable amount.   Condition remains.

FICO is higher than guideline minimum UW guide require a FICO score of 720, loan qualified with a FICO score of 720. Reserves are higher than guideline minimum UW guide require 9 months reserves, loan qualified with 40.70 months reserves. Years on Job 5 years same job.

300866888	46628e97-fe9f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW guide require a FICO score of 720, loan qualified with a FICO score of 720. Reserves are higher than guideline minimum UW guide require 9 months reserves, loan qualified with 40.70 months reserves. Years on Job 5 years same job.

300866888	b3ffda72-fe9f-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Appraisal Review Missing.		08/16/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW guide require a FICO score of 720, loan qualified with a FICO score of 720. Reserves are higher than guideline minimum UW guide require 9 months reserves, loan qualified with 40.70 months reserves. Years on Job 5 years same job.

300856357	0476e603-6081-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing appraisal	The Lender's guidelines require all loans have a desk review at origination. Desk review missing from file.		07/11/2018: Audit reviewed the Case Detailed Information, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.79% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $XX,XXX in disposable income

300856357	bcb01e2b-4b81-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.
07/17/2018: Audit reviewed Fraud tool provided post consummation and all red flags are cleared. Loan will be rated a B.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.79% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $XX,XXX in disposable income

300856357	65fbfcf2-5381-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final CD does not disclose a Flood Cert Fee and Credit Report Fee in Section B despite a flood cert and credit report in the file. The fee are required to be disclosed or an attestation that no fee was allocated to the transaction must be provided.
Non-material per SFIG guidance
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.79% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $XX,XXX in disposable income

300856357	f89bb93d-6081-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The final CD does not disclose the Home Warranty in Section H as optional. Additionally, the CD discloses taxes due in Section H versus Section F. Provide corrective CD and letter of explanation.		Non-material per SFIG guidance
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.79% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $XX,XXX in disposable income

300856357	67a9021c-4b81-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing.
07/16/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.07/11/2018: A CDA Report is required reflecting the Investors name. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.79% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791 Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $XX,XXX in disposable income

300856356	5cde2188-c87e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing appraisal	The Lender's guidelines require a desk review on all loans. Desk review missing from loan file.		07/11/2018: Audit reviewed the Case Detailed Information, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides require DTI of 43%, loan qualified with 31.69% DTI Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 33.86 months reserves FICO is higher than guideline minimum UW Guides require 720 FICO, loan qualified with 794 FICO

300856356	93c4b09c-c87e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
07/17/2018: Audit reviewed Fraud tool provided post consummation and all red flags are cleared. Loan will be rated a B.
DTI is lower than guideline maximum UW Guides require DTI of 43%, loan qualified with 31.69% DTI Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 33.86 months reserves FICO is higher than guideline minimum UW Guides require 720 FICO, loan qualified with 794 FICO

300856356	e1205c54-db7e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA dues for property #1 on the final loan application. Loan cannot be classified as a Qualified Mortgage.	07/11/2018: HOA website printout confirming annual dues of $XXXX.	07/11/2018: Audit reviewed printout for REO #1 HOA, and has determined that sufficient evidence was submitted to verify yearly dues. Condition cleared.
DTI is lower than guideline maximum UW Guides require DTI of 43%, loan qualified with 31.69% DTI Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 33.86 months reserves FICO is higher than guideline minimum UW Guides require 720 FICO, loan qualified with 794 FICO

300856356	8cb516ed-ce72-432d-aaa9-1fc429300850	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final CD does not disclose a Flood Cert Fee and Credit Report Fee in Section B despite a flood cert and credit report in the file. The fees are required to be disclosed or an attestation that no fees were allocated the transaction must be provided.
Non-material per SFIG guidance
DTI is lower than guideline maximum UW Guides require DTI of 43%, loan qualified with 31.69% DTI Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 33.86 months reserves FICO is higher than guideline minimum UW Guides require 720 FICO, loan qualified with 794 FICO

300856356	68de1f70-c87e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review appraisal missing.
07/16/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.07/11/2018: A CDA Report is required reflecting the Investors name. Condition remains.

DTI is lower than guideline maximum UW Guides require DTI of 43%, loan qualified with 31.69% DTI Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 33.86 months reserves FICO is higher than guideline minimum UW Guides require 720 FICO, loan qualified with 794 FICO

300781412	ff6a40d6-c1b6-4618-a59d-299fc902ae4a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The State Tax/Stamps and Transfer Taxes listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the taxes.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.92% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 167.30 months reserves

300822486	a0034cfe-a9a4-e811-94b3-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		08/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300503450	6d07eb45-1d6b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing final application (1003)	A final application executed by the borrowers was not provided.	09/26/2017: 1003	09/26/2017: Audit reviewed the executed Final 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 696 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 29.5 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  31.11%

300503450	2600fded-0d6c-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet.  The Balance Sheet and complete tax schedule for the Co-Borrower's business are missing and complete XXXX and XXXX income tax and all schedules are missing for both borrowers.  Additional conditions may apply.
09/22/2017: statement 1s08/18/2017: LOX
09/22/2017: Audit reviewed the "Statement  X" for BOTH the XXXX/XXXX partnership returns, and had determined that the documentation submitted is deemed acceptable. QM requirements have been met. Condition cleared. 08/18/2017: Audit reviewed the Lender Rebuttal, and has determined that the Balance Sheet (Assets & Liabilities) were listed on the Profit and Loss Statement within the loan file. Documentation is deemed acceptable for the Balance Sheet. Missing "Statement  X" for BOTH the XXXX/XXXX partnership returns. Condition remains.  08/04/2017:  Received X years' signed partnership returns with K-1's for Co-borrower. Both years are missing Statement X. XXXX/XXXX signed, personal tax returns are in the original loan file.  Balance Sheet not provided.  Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 696 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 29.5 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  31.11%

300503450	f03507f7-286b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Permanent Resident Alien Card	Missing permanent resident alien card or a passport stamped "processed for I-XXX, Temporary evidence of lawful admission for permanent residence, with an expiration date.	08/29/2017: Perm Res Alien Card	08/29/2017: Audit reviewed copy of the Permanent Resident Card, and has determined that the expiration date (XX/XX/XXXX) is sufficient. Documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 696 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 29.5 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  31.11%

300785034	a334edc3-ec68-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Lease Agreements
Missing current lease/rental agreement for rental property #A located on XXXX Schedule E part I. Per appendix Q , both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.
07/12/2018: Lease agreement
07/12/2018: Audit reviewed the current, executed, Month to Month Lease, and has determined that said documentation is deemed acceptable. New lease payment of $XXXX verified by bank statement (p462) paid XX/XX/XXXX. Documentation meets Appendix Q requirement. Condition cleared. 06/11/2018:  Audit reviewed lease addendum and original loan file.  The expiration date is X/XX/XXXX which is over a year prior to closing. In addition, the direct deposit to the borrowers February, March & April bank accounts is from the real estate company and for a different amount than on the lease and addendum.  Condition remains.

Years on Job Borrower has 9 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 35.90 months reserves

300785034	0c78a4d9-2469-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing appraisal completion certificate (442)	Appraisal in file was completed subject to completion. Provide a 442 with photos to confirm completion.		06/08/2018: Received satisfactory completion certificate. Condition cleared.
Years on Job Borrower has 9 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 35.90 months reserves

300785034	63020b43-2d69-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section  of the final Closing Disclosure indicates the Loan Estimate figure $XX,XXX. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XX,XXX.   Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Years on Job Borrower has 9 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 35.90 months reserves

300785034	5a7c2782-2e69-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report not provided in file.		06/08/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Years on Job Borrower has 9 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 35.90 months reserves

300749820	e316924c-e657-4cc5-b665-00f6d258ec9e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title – Erecording fee is reflected in section C of the final Closing Disclosure . The borrower selected a service provider from the WLSP for title services.  The Title – Erecording fee should be listed in section B of the CD.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300860794	399d5dda-1f90-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		07/26/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300791030	7df621c9-7d6e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Document Error	Section H of the final CD does not list the name of the services rendered to the HOA. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300791030	9e187c79-7d6e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/14/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300771811	abcc3b86-6b8f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title - Recording Service fee in section C of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300771811	2bac5de7-06ac-4e1b-a89e-4b2f00244757	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E Line 03 of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300771811	764c6cf1-7e5c-4c14-8915-fe572e354243	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Total of Payments is not accurate	Total of Payments inaccurate		Non-material per SFIG guidance, loan will be graded a B for all agencies
300771811	551d67c0-6b8f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file		07/26/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300806050	915c56c4-ec7e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns	Missing executed personal tax returns for XXXX.		07/09/2018: Received XXXX/XXXX signed & dated personal tax returns. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 49.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 24.47% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766

300806050	98583bbe-3ea7-4bf9-acbe-342e18247cda	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Flood Notice is not signed by all applicants.	Flood notice is not signed by all applicants		07/09/2018: Received executed Flood Notice. Condition cleared.Cured post close, non material due to SFIG guidance, loan downgraded to a B rating for all agencies.
Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 49.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 24.47% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766

300806050	7b5859be-2559-4715-aa95-00da1cb5ace6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Flood Insurance required to be escrowed post 1/1/2016	Property is located in a flood zone and flood insurance declaration page is not provided.		07/09/2018: Received evidence of satisfactory flood insurance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 49.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 24.47% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766

300806446	02d91716-0c7a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
07/03/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 33.21% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 44.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776

300806446	2b94de69-0c7a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 33.21% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 44.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776

300791895	624a8e7a-1e76-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was missing from the loan file.		06/27/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300856738	88d4ed9e-b93e-45ef-95de-20a710a8f2a0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material
300856738	bee7aacd-528c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Appraisal Review.		07/26/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300800903	bfc83593-99e3-42e2-8c21-21d258bc13ca	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing evidence of flood insurance	Subject is in Flood Zone AO. Flood insurance is required. The final CD reflects the flood insurance is escrowed however; the policy if missing from the loan file. Additional conditions may apply.		06/26/2018: Received evidence of flood insurance. Coverage is sufficient. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 34.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 34.90% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768

300800903	eba90089-3476-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for  $XX,XXX.XX. A cost estimator from the insurer was not provided.
06/28/2018: Received insurance company cost estimator. Coverage is sufficient. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 34.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 34.90% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768

300800903	1de11806-afd5-48d5-b2f6-dd9d62aa974f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Flood Notice is not signed by all applicants.	Flood Notice is not signed by all applicants.		Finding deemed non-material, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 34.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 34.90% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768

300787272	5c2bf1f3-168c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was missing from the loan file.		07/26/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300845952	a7a9c6de-9195-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Appraisal Review is missing.	08/14/2018: CDA	08/14/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300831979	0c780c4a-398c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was missing from the loan file		07/26/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300856343	b4f3e52b-bc80-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing appraisal	The Lender's guidelines require all loans have a desk review. Desk review missing from file.	07/11/2018: Desk Review case log attached. Desk review is complete, and acceptable as is.	07/11/2018: Audit reviewed the Case Detailed Information, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  12.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.61% Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,.XX in disposable income

300856343	87f04235-bc80-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.
07/17/2018: Audit reviewed Fraud tool provided post consummation and all red flags are cleared. Loan will be rated a B.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  12.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.61% Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,.XX in disposable income

300856343	d7ca102b-bb80-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final CD does not disclose a Flood Cert Fee and Credit Report Fee in Section B despite a flood cert and credit report in the file. The fees are required to be disclosed or an attestation that no fees were allocated the transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  12.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.61% Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,.XX in disposable income

300856343	5520bdac-f783-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The file is missing the CDA.
07/16/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.07/11/2018: A CDA Report is required reflecting the Investors name. Condition remains.

Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with  12.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.61% Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,.XX in disposable income

300868580	dd198398-86a0-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing flood certificate	Provide copy of Legible Flood Cert.	08/23/2018: Flood Cert	08/23/2018: Audit reviewed Flood Certification, and has determined that documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 765 Full Documentation Full Documentation Loan Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  41 months reserves

300868580	110e582c-3ea2-e811-9539-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 765 Full Documentation Full Documentation Loan Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  41 months reserves

300868580	3b8a4ee2-af39-4fe5-8a87-f52115e842d3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided.	08/23/2018: Initial CD
08/23/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 765 Full Documentation Full Documentation Loan Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  41 months reserves

300591470	0f4b818c-c189-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX,XX. The loan amount is $XXX,XXX,XX which leaves a shortage of hazard insurance coverage for $XX,XXX,XX. A cost estimator from the insurer was not provided.
08/31/2017: Replacement cost estimator
08/31/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualified with 106.60 months reserves.  FICO is higher than guideline minimum UW guidelines requrie FICO of 720, loan qualifies with FICO of 783 No Mortgage Lates UW guideline require 0x30 in the most recent 24 month, the loan qualifies with 0x30 with 99 months reviewed on the credit report.

300591470	09d33ffb-0843-4083-8e07-422f0b66b8e8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure X business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and when factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
08/31/2017: Initial CD with evidence of receipt
08/31/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial XX was viewed and acknowledged at least X days prior to consummation. Condition cleared.

Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualified with 106.60 months reserves.  FICO is higher than guideline minimum UW guidelines requrie FICO of 720, loan qualifies with FICO of 783 No Mortgage Lates UW guideline require 0x30 in the most recent 24 month, the loan qualifies with 0x30 with 99 months reviewed on the credit report.

300591470	1d4fa309-71fa-407c-82cc-4bd16bb03400	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The final Closing Disclosure reflects charge for Title – Notary Fee in Section X. The borrower selected their own service provider. The fee should be reflected in sectionX . Additionally, the Title – Notary Fee in section X of the final Closing Disclosure is missing the name of the service provider.
08/27/2017: Non-material per SFIG guidance. Loan will be graded B for all agencies
Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualified with 106.60 months reserves.  FICO is higher than guideline minimum UW guidelines requrie FICO of 720, loan qualifies with FICO of 783 No Mortgage Lates UW guideline require 0x30 in the most recent 24 month, the loan qualifies with 0x30 with 99 months reviewed on the credit report.

300591470	3d28b557-2e8b-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.		08/27/2017: Non-material per SFIG guidance. Loan will be graded B for all agencies
Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualified with 106.60 months reserves.  FICO is higher than guideline minimum UW guidelines requrie FICO of 720, loan qualifies with FICO of 783 No Mortgage Lates UW guideline require 0x30 in the most recent 24 month, the loan qualifies with 0x30 with 99 months reviewed on the credit report.

300591470	a3c45066-2e8b-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The final Closing Disclosure reflects charge for Title – Notary Fee in Section X. The borrower selected their own service provider. The fee should be reflected in sectionX . Additionally, the Title – Notary Fee in section X of the final Closing Disclosure is missing the name of the service provider.
08/27/2017: Non-material per SFIG guidance. Loan will be graded B for all agencies
Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualified with 106.60 months reserves.  FICO is higher than guideline minimum UW guidelines requrie FICO of 720, loan qualifies with FICO of 783 No Mortgage Lates UW guideline require 0x30 in the most recent 24 month, the loan qualifies with 0x30 with 99 months reviewed on the credit report.

300591470	29de19f8-2d8b-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA report is missing from the file.		08/28/2017: CDA provided reflecting a value of $X,XXX,XXX which is aX% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualified with 106.60 months reserves.  FICO is higher than guideline minimum UW guidelines requrie FICO of 720, loan qualifies with FICO of 783 No Mortgage Lates UW guideline require 0x30 in the most recent 24 month, the loan qualifies with 0x30 with 99 months reviewed on the credit report.

300806243	94143738-1ae7-4e43-a9ab-ae8648943b3d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300806243	e765e587-9175-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Home Warranty fee, Miscellaneous Seller Payout, Natural Hazard Disclosure and Pest Inspection fee in section H of the final Closing Disclosure are all missing the name of the service providers.  Provide corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300781411	99e9261f-126d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for  $XXX,XXX.XX  A cost estimator from the insurer was not provided.
06/14/2018: Replacement Cost Estimate from Insurance Company is $XXX,XXX. Policy has 50% Extended Repl Cost, thus total coverage is for $XXX,XXX.XX.
06/14/2018: Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 39.58% Years in Field Borrower has 10 years on field No Rental Lates VOR verifies 12 months payment history with no late payments reported

300781411	7f4c9982-a331-48ff-93b4-3b3cbd07f2ff	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 39.58% Years in Field Borrower has 10 years on field No Rental Lates VOR verifies 12 months payment history with no late payments reported

300781411	364f63f3-216d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The homeowners insurance premium and the Property taxes in section F of the final CD is missing the Payee entity name. As well as The Natural hazard disclosure in section H is missing the payee entity name.
Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 39.58% Years in Field Borrower has 10 years on field No Rental Lates VOR verifies 12 months payment history with no late payments reported

300786092	18762ef7-4864-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Failure to obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property dated on or prior to the note date was not provided.
06/06/2018: The loan funded on XX/XX/XXXX. The Hazard Policy was effective on XX/XX/XXXX. This is a dry state loan, thus the funding occurred after the signing/Note date. See Final Settlement Statement.

06/06/2018:  Audit reviewed the Lender Rebuttal, and has determined that the Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.

FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 798 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 50.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.68%

300786092	3f8361b5-4a64-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception
The City Tax Stamp and County Tax Stamp listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 798 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 50.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.68%

300786092	414948a5-4b64-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception 2
The Homeowner's Insurance Premium and Property Taxes in section F of the final Closing Disclosure are missing the name of the service provider and government entity.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 798 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 50.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.68%

300786092	1103dd1d-5264-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception 3
The Home Warranty Fee and Natural Hazard Disclosure in section H of the final Closing Disclosure are missing the name of the service providers.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 798 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 50.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.68%

300786092	8782a3b8-4964-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
Final Closing Statement in file reflects $XX,XXX EMD, $XXX,XXX closing funds and $XXX.XX balance refunded to buyer.  Closing Disclosure in file reflects $XX,XXX EMD, $XXX,XXX.XX closing funds for a variance of $X,XXX.XX. Provide corrected CD and LOE to the Borrower.

06/08/2018: Scanned copy of PCCD with legible payees. Note that the Closing Date of X/XX/XXXX is correct as this is the date of consummation. The closing docs, including DOT, were all executed on this date. Please waive this condition.06/06/2018: PCCD and Final SS

06/08/2018: Audit reviewed corrected Post Closing CD, and has determined that the previous PCCD with the incorrect closing date of XX/XX/XXXX was corrected to XX/XX/XXXX; and the illegible payees are now legible. Documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.   06/06/2018: Audit reviewed Post Funding CD, and has determined that the "Closing Date" is incorrect, "Other Costs" sections E, F and H have unreadable payees. Provide corrective CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 798 Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 50.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.68%

300786583	5976d96e-3f65-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Flood Certificate	Life of loan Flood Certificate not provided.	06/06/2018: Flood Cert	06/06/2018: Audit reviewed Flood Certificate, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.06% General Comp Factor 1 $X,XXX,XXX Loan amount < $X,XXX,XXX permitted

300786583	0050b122-4565-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report	A Credit Report for the borrower was not provided.	06/06/2018: Credit Report	06/06/2018: Audit reviewed Credit Report, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.06% General Comp Factor 1 $X,XXX,XXX Loan amount < $X,XXX,XXX permitted

300786583	064e090f-4565-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification	An employment verification within 10 days of the note date as required by lender's guidelines was not provided for borrower.	06/06/2018: VVOE	06/06/2018: Audit reviewed the VOE documentation submitted, and has determined that the document provided was within 10 days prior to the Note date. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.06% General Comp Factor 1 $X,XXX,XXX Loan amount < $X,XXX,XXX permitted

300786583	6d6a6f0f-4a65-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Missing PITIA on REO number 1.	06/06/2018: REO PITIA	06/06/2018: Audit reviewed REO Mortgage Statement with escrows, as well as tax information, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.06% General Comp Factor 1 $X,XXX,XXX Loan amount < $X,XXX,XXX permitted

300786583	14f3d17b-9965-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation	File is missing copy of Borrower paystub dated within 30 days of the initial loan application date.	06/06/2018: Paystubs	06/06/2018: Audit reviewed Paystubs, and has determined that 3 consecutive stubs were submitted and are deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.06% General Comp Factor 1 $X,XXX,XXX Loan amount < $X,XXX,XXX permitted

300786583	2a14db02-4565-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Purchase Contract	Missing Purchase Contract.	06/06/2018: Purchase Contract	06/06/2018: Audit reviewed Purchase Contract, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.06% General Comp Factor 1 $X,XXX,XXX Loan amount < $X,XXX,XXX permitted

300786583	166457f4-4465-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Title Commitment / Title Insurance	A Copy of title for the subject property was not provided.	06/06/2018: Prelim	06/06/2018: Audit reviewed Preliminary Title, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.06% General Comp Factor 1 $X,XXX,XXX Loan amount < $X,XXX,XXX permitted

300786583	7641efcf-9865-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing W-2	Lender's guidelines require most recent years' W-2. W-2 not provided, file is missing most recent W-2’s.	06/06/2018: W-2s	06/06/2018: Audit reviewed XXXX/XXXX W2s, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.06% General Comp Factor 1 $X,XXX,XXX Loan amount < $X,XXX,XXX permitted

300786583	a1dd78f1-cbac-4cb8-9f3e-e80206068d1f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure.		Exception is deemed non-material, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.06% General Comp Factor 1 $X,XXX,XXX Loan amount < $X,XXX,XXX permitted

300786583	3ff3c955-8778-48de-918f-2f6c13b9fd5a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.06% General Comp Factor 1 $X,XXX,XXX Loan amount < $X,XXX,XXX permitted

300786583	ba2f4f9d-1c6d-467a-8456-840c37b70832	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing Loan Estimates.	06/06/2018: LE	06/06/2018: Audit reviewed Loan Estimates, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.06% General Comp Factor 1 $X,XXX,XXX Loan amount < $X,XXX,XXX permitted

300786583	c1ba49ff-b186-4890-bb4d-d5d4f9df0289	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Property tax listed in section F of the final Closing Disclosure does not list the name of the government entity assessing the tax. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.06% General Comp Factor 1 $X,XXX,XXX Loan amount < $X,XXX,XXX permitted

300801679	4116ba26-a078-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing appraisal	Appraisal not provided.	06/28/2018: Appraisal	06/28/2018: Audit reviewed copy of Appraisal, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 27.6 months reserves No Rental Lates VOR verifies 31 months payment history with no late payments reported Years in Field Borrower has 15 years in Field

300801679	98b2a792-ad58-47bd-b26e-b51a5a77593e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		This finding is deemed non-material and graded a B.
Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 27.6 months reserves No Rental Lates VOR verifies 31 months payment history with no late payments reported Years in Field Borrower has 15 years in Field

300801679	98ecd310-235a-4a2d-b64d-c9272ad3c9fb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes/insurance and the calculated escrow payment should be $X,XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
06/29/2018: PCCD and Cover Letter
06/29/2018: Audit reviewed Post closing CD, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.

Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 27.6 months reserves No Rental Lates VOR verifies 31 months payment history with no late payments reported Years in Field Borrower has 15 years in Field

300801679	985d4e97-d018-4bdc-b01f-06e337a5f107	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as $X,XXX.XX, the calculated payment amount is $X,XXX.XX. The lender did not properly calculate the amount for insurance. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
06/29/2018: PCCD and Cover Letter
06/29/2018: Audit reviewed Post closing CD, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.

Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 27.6 months reserves No Rental Lates VOR verifies 31 months payment history with no late payments reported Years in Field Borrower has 15 years in Field

300801679	1038cbcd-25c4-4443-9d99-e0a5f6566658	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Finding deemed non-material, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 27.6 months reserves No Rental Lates VOR verifies 31 months payment history with no late payments reported Years in Field Borrower has 15 years in Field

300791790	43bfd409-fa64-4209-a5b7-bd13b751f081	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  The initial CD is dated XX/XX/XX.  No cure.
07/27/2018: Received initial CD and evidence co-borrower acknowledged. Timing requirement met. Condition cleared.
300791790	7c6c4e21-6826-413b-b3db-0ec152bac8dc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to 0% variance.  LE dated XX/XX/XXXX reflects an .XXXX Loan Amount (Points) of $X,XXX with no resulting COC for any subsequent disclosures.  Final CD reflects .XXXX of Loan Amount (Points) of $ X,XXX.XX for a variance/refund required of $XXX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
07/31/2018: Lock Confirmation w/ Pricing Changes, Updated FICO on Credit Report (X/X, X/XX). PCCD and Final SS.
07/31/2018: Audit reviewed Rate Lock Confirmation, as well as Post Funding CD with matching Master Final Settlement Statement, and has determined that said documents confirm pricing. Loan will be rated a B for Post Funding CD.

300791790	0c107a2d-7f8b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		07/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300845979	1a45fc88-ea7e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Evidence of Self Employment
The loan application indicated that the borrower was self-employed for 10 months. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business, rendering the subject mortgage ineligible for delivery to the investor.
07/10/2018: Received verification business license. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.82% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 18  months reserves, loan qualified with 36.20 months reserves

300845979	98a956ef-c87e-4afd-a990-adbf321c56cc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	$XX,XXX.XX > $XX,XXX.XX maximum Points and fees allowed under QM threshold by $X,XXX.XX
07/24/2018: Rate sheet and lock confirmation07/23/2018: Can you please confirm with your lock desk, the note rate at par should be 6% @ 1.769, can you please recalculate the overage of the QM points and fees threshold?

07/24/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.07/23/2018: Audit reviewed the Lender Rebuttal, and has determined that there is no evidence of a reduction in rate. Provided Price Sheet, Price adjusters and Broker Paid Comp evidence to verify Par Rate and Bona Fide Discount points. To clear this finding, the lender will need to prove (via documentation) how the points correspond to a reduction in rate. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.82% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 18  months reserves, loan qualified with 36.20 months reserves

300845979	03b6a363-253c-4d28-b9c7-609d49fa64d8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure dated XX/XX/XXXX is not acknowledged by the borrower(s)and is dated 3 days prior to consummation date. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
07/10/2018: Received initial closing disclosure and tracking history. CD was acknowledged by borrower. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.82% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 18  months reserves, loan qualified with 36.20 months reserves

300845979	c8658efe-ed7e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Origination Charges - Section A
The Points in Section A are subject to 0% variance.  LE dated XX/XX/XXXX reflects Points of $XXX with no resulting COC for any subsequent disclosures.  Final CD reflects Points of $XX,XXX.XX for a variance/refund required of $XX,XXX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
07/20/2018: COC with lock confirmation07/19/2018: COC
07/20/2018: Audit reviewed COC dated XX/XX/XXXX, as well as Rate Lock Confirmation, and has determined that an initial CD was re-disclosed to the borrower within 3 days of change. Documentation, for Lender Credit, submitted is deemed acceptable, condition cleared.07/19/2018: Audit reviewed Loan Change Request Form dated XX/XX/XXXX for changes due to rate, loan amount and product, and has determined that the LE dated XX/XX/XXXX only reflects points of $XXX. Final CD reflects Points of $XX,XXX.XX for a variance/refund required of $XX,XXX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.82% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 18  months reserves, loan qualified with 36.20 months reserves

300845979	95cebb44-ed7e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The County Tax Stamp and State Tax Stamp listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.82% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 18  months reserves, loan qualified with 36.20 months reserves

300845979	ad9c4d13-b333-4535-ba6c-fd7ef58206c5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License ID of the Settlement Agent is missing along with the name of the Contact, email address and phone number.  Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.82% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 18  months reserves, loan qualified with 36.20 months reserves

300845979	e7f47f00-e52c-4fd4-996b-ad26584cf779	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of XXX.XX for the taxes vs. the actual amount of $XXX.XX.  (IN ESCROW)  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.82% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 18  months reserves, loan qualified with 36.20 months reserves

300845979	d984ab7e-ed7e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Homeowners Insurance and Property Taxes in section F of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.82% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 18  months reserves, loan qualified with 36.20 months reserves

300801262	260431c8-be75-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Title	All pages of the title were not provided.		06/23/82018: Lender provided complete Title Commitment. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with  24.2 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80.00% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.09% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760

300801262	c5ea06a3-be75-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Permanent Resident Alien Card	A copy of the Permanent Resident Alien Card for the co-borrower as required by lender's guidelines was not provided.		07/10/2018: Lender provided Permanent Resident Alien Card for the co-borrower. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with  24.2 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80.00% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.09% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760

300801262	6a3fbeb7-be75-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation	Lender's guidelines require 2 months' bank statements. The loan file is missing 2 months most recent statements.	06/29/2018: 60 days (2 months) transaction history for account in question	06/29/2018: Audit reviewed statements, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with  24.2 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80.00% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.09% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760

300801262	8cf74ccd-31b0-4cef-920c-2df0d872a9ca	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Total of Payments is not accurate
The CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX.  Provide corrected CD, LOE and proof of delivery to the Borrower, re-open rescission if applicable.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with  24.2 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80.00% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.09% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760

300863676	c88a5d17-be35-40ef-8410-be6ee2d9b273	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certificate fee was not reflected in section B of the Closing Disclosure despite evidence of a flood certificate in the file. The Flood Certificate fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.60 months reserves

300863676	ffbc5eda-d894-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		08/03/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.60 months reserves